UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007–April 30, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard® International Stock Index Funds Semiannual Report

April 30, 2008

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard Total International Stock Index Fund

Vanguard Developed Markets Index Fund

Vanguard Institutional Developed Markets Index Fund

>	For the six months ended April 30, 2008, Vanguard International Stock Index Funds posted negative returns as the international stock markets slumped from record highs.

>	Returns for the funds’ Investor Shares ranged from –9.6% to –11.3%, a bit below their benchmarks but generally better than the average returns of their peers.

>	Financials sector stocks were the primary detractor from returns for each of the funds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
European Stock Index Fund	10
Pacific Stock Index Fund	32
Emerging Markets Stock Index Fund	55
Total International Stock Index Fund	84
Developed Markets Index Fund	92
Institutional Developed Markets Index Fund	100
About Your Fund’s Expenses	108
Trustees Approve Advisory Arrangement	111
Glossary	112

European Stock Index Fund

Pacific Stock Index Fund

Emerging Markets Stock Index Fund

Developed Markets Index Fund

Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended April 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	–9.8%
Admiral™ Shares[1]	VEUSX	–9.8
Signal™ Shares[2]	VESSX	–9.8
Institutional Shares[3]	VESIX	–9.8
ETF Shares[4]	VGK
Market Price		–9.7
Net Asset Value		–9.8
MSCI Europe Index		–9.2
Average European Region Fund[5]		–11.1

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	–9.6%
Admiral Shares[1]	VPADX	–9.5
Signal Shares[2]	VPASX	–9.5
Institutional Shares[3]	VPKIX	–9.5
ETF Shares[4]	VPL
Market Price		–9.6
Net Asset Value		–9.5
MSCI Pacific Index		–9.3
Average Japan/Pacific Region Fund[5]		–11.7

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

Your Fund’s Total Returns

Six Months Ended April 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	–11.3%
Admiral Shares[1]	VEMAX	–11.3
Signal Shares[2]	VERSX	–11.3
Institutional Shares[3]	VEMIX	–11.2
ETF Shares[4]	VWO
Market Price		–11.3
Net Asset Value		–11.3
MSCI Emerging Markets Index		–10.3
Average Emerging Markets Fund[5]		–10.7

Vanguard Total International Stock Index Fund	VGTSX	–10.1%
Total International Composite Index[6]		–9.4
Average International Fund[5]		–10.5

Vanguard Developed Markets Index Fund	VDMIX	–9.7%
MSCI EAFE Index		–9.2
Average International Fund[5]		–10.5

Vanguard Institutional Developed Markets Index Fund	VIDMX	–9.7%
MSCI EAFE Index		–9.2
Average International Fund[5]		–10.5

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

6 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (24%), and the MSCI Emerging Markets Index (21%) as of April 30, 2008.

Your Fund’s Performance at a Glance

October 31, 2007–April 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock Index Fund
Investor Shares	$43.43	$37.99	$1.215	$0.000
Admiral Shares	102.09	89.26	2.939	0.000
Signal Shares	39.50	34.54	1.129	0.000
Institutional Shares	43.51	38.04	1.261	0.000
ETF Shares	81.66	71.40	2.356	0.000
Pacific Stock Index Fund
Investor Shares	$14.19	$12.53	$0.303	$0.000
Admiral Shares	92.94	82.07	2.060	0.000
Signal Shares	32.28	28.51	0.709	0.000
Institutional Shares	14.22	12.55	0.318	0.000
ETF Shares	75.17	66.38	1.669	0.000
Emerging Markets Stock Index Fund
Investor Shares	$36.78	$32.05	$0.587	$0.000
Admiral Shares	48.47	42.21	0.820	0.000
Signal Shares	46.61	40.62	0.760	0.000
Institutional Shares	36.90	32.14	0.632	0.000
ETF Shares	116.62	101.60	1.969	0.000
Total International Stock Index Fund	$21.89	$19.18	$0.522	$0.000
Developed Markets Index Fund	$14.91	$13.08	$0.387	$0.005
Institutional Developed Markets Index Fund	$14.79	$12.97	$0.396	$0.000

Chairman’s Letter

Dear Shareholder,

The galloping bull market that characterized international stocks in recent years came to a halt during the past six months. After peaking in October 2007, European, Pacific, and emerging-market stocks—and therefore each of the Vanguard International Stock Index Funds—experienced double-digit declines during the first five months of the funds’ fiscal year.

Despite a sharp snapback in April, the funds’ returns for the fiscal half-year ranged from –9.6% to –11.3%. (All returns are for Investor Shares.)

Financial issues, inflation, growth worried the world’s markets

A variety of concerns hovered over the global markets during the six months. The U.S. was at the epicenter of the troubles, which included the fallout from a deflating boom in housing prices, related stresses on financial institutions, and an ensuing credit crunch that affected both large and small businesses.

At the same time, threats of inflation and slower global growth were also in the air. Prices for commodities, from food to oil, continued to surge. Whether the U.S. economy—the world’s largest—was entering a period of slow growth or an actual recession was being debated as the period drew to a close.

Bonds led stocks as yields fell; central banks pumped in liquidity

October was a month of record highs, as U.S. stocks (measured by the Dow Jones Wilshire 5000 Index) peaked on October 9 and international stocks (measured by the MSCI All Country World Index ex USA) on October 31. From those high points, they began sliding. For the period, U.S. stocks returned –9.9%, and international stocks, –9.1%. Large-cap stocks outpaced small-caps, while growth stocks outperformed their value-oriented counterparts, although both posted negative returns for the six-month span.

Bonds fared better. As yields declined and prices rose, the broad taxable bond market returned 4.1% for the six months. Tax-exempt municipal bonds posted a lackluster return of 1.5%, as investors favored higher-quality U.S. Treasury bonds.

In an effort to help the troubled credit market, the Federal Reserve Board cut its target for the federal funds rate five times during the half-year and, in concert with other nations’ central banks, took aggressive steps to provide liquidity to the financial markets. At the end of April, the Fed lowered the target for the seventh time since last summer, to 2.0%—the lowest level since December 2004.

Stocks generally declined; lower dollar helped returns

Vanguard’s European Stock Index Fund and Pacific Stock Index Fund posted similar returns during the fiscal half-year

Market Barometer
			Total Returns
		Periods Ended April 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	–9.1%	4.1%	23.2%
Russell 1000 Index (Large-caps)	–9.5	–4.6	11.2
Russell 2000 Index (Small-caps)	–12.9	–11.0	13.8
Dow Jones Wilshire 5000 Index (Entire market)	–9.9	–4.7	11.8

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.1%	6.9%	4.4%
Lehman Municipal Bond Index	1.5	2.8	4.0
Citigroup 3-Month Treasury Bill Index	1.5	3.9	3.0

CPI
Consumer Price Index	2.8%	3.9%	3.2%

1 Annualized.

(–9.8% and –9.6%, respectively), outperforming the average returns of their peers (–11.1% and –11.7%, respectively). The Emerging Markets Stock Index Fund posted the lowest return of the international stock funds: –11.3%, compared with an average –10.7% for competitors. The generally declining dollar helped cushion the funds’ returns because of the favorable currency effect when local-currency returns are translated into U.S.-dollar returns.

The European fund’s holdings in the United Kingdom, France, and Germany—its largest concentration of assets—were the major detractors from return. As the U.S.-bred credit crisis washed ashore, the

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Fund	Acquired	Peer-Group
	Expense	Fund Fees and	Expense
	Ratio	Expenses[2]	Ratio
European Stock Index Fund
Investor Shares	0.20%	—	1.35%
Admiral Shares	0.11	—	1.35
Signal Shares	0.11		1.35
Institutional Shares	0.09	—	1.35
ETF Shares	0.11	—	1.35
Pacific Stock Index Fund
Investor Shares	0.20%	—	1.58%
Admiral Shares	0.11	—	1.58
Signal Shares	0.11	—	1.58
Institutional Shares	0.09	—	1.58
ETF Shares	0.11	—	1.58
Emerging Markets Stock Index Fund
Investor Shares	0.33%	—	1.80%
Admiral Shares	0.21	—	1.80
Signal Shares	0.21	—	1.80
Institutional Shares	0.16	—	1.80
ETF Shares	0.21	—	1.80
Total International Stock Index Fund	—	0.24%	1.48%
Developed Markets Index Fund	—	0.20%	1.48%
Institutional Developed Markets Index Fund	—	0.09%	1.48%

1 Fund expense ratios reflect the six months ended April 30, 2008. Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; for the other funds, the Average International Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

2 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not have any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

financials sector was hardest hit, followed by consumer discretionary and telecommunication services. Bright spots included the metals and mining and chemicals subsectors and, to a lesser extent, energy.

Stocks in Japan, Australia, and Hong Kong, which accounted for the lion’s share of Pacific Stock Index Fund’s assets, declined in all sectors except utilities, which contributed only a tiny positive return. The financials and industrials sectors were the weakest performers. In Japan, the most significant detractor was Toyota Motor Corp., a consumer discretionary sector stock and the country’s largest by market value.

In the Emerging Markets Stock Index portfolio, positive returns from Brazilian stocks, the fund’s largest single market exposure, weren’t enough to offset negative contributions from other regions, especially Asia/Pacific. The largest country declines came from China, India, and South Korea. Every sector declined except for health care, the smallest. The financials sector, including stocks in India, Russia, and China, and the industrials sector were the major detractors.

The Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund are “funds of funds” that hold shares of other Vanguard index funds. Their six-month results reflect the proportion of fund assets invested in each of the underlying funds. The Total International Stock Index Fund, which provides market-weighted exposure to European, Pacific, and emerging market stocks, returned –10.1%, slightly above the average –10.5% return of its peers.

The Developed Markets Index Fund and the Institutional Developed Markets Index Fund (which is available for a minimum initial investment of $5 million) invest only in the European and Pacific markets. Both returned –9.7% for the period, besting the –10.5% average return of their peers.

Each of the International Stock Index Funds succeeded in tracking its benchmark, a tribute to the portfolio construction and management skills of Vanguard’s Quantitative Equity Group.

Discrepancies between the returns of the funds and the indexes they track reflect two things. Unlike indexes, funds incur real-world operating and transaction costs, which are subtracted from returns. Also, the funds face the ephemeral impact of fair-value pricing, an accounting convention produced by differences between the closing times of international and U.S. stock markets. The adjustment is fleeting and corrects itself when market prices reflect fair value, typically the next day. In fact, fair-value pricing accounted for the entire shortfall in each of the funds except the Emerging Markets Fund, where it still accounted for most of the shortfall.

Prepare for risk by designing a balanced and diversified portfolio

The track record of international investing shows that exposure to world stock markets can be rewarding. But, as the past six months remind us, risk comes along for the ride.

Anyone can try to predict the future course of the markets, but they are full of surprises, and no prediction is assured to be right. That is why we urge investors to keep risk, not just return, foremost in mind. You can put this idea into action with a portfolio that’s balanced among asset classes—stocks (domestic and international), bonds, and cash reserves—and broadly diversified within each asset class. A balanced and diversified portfolio can help prepare you for whatever the markets may bring.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

May 15, 2008

On June 4, 2008, Vanguard Emerging Markets Index Fund declared a two-for-one stock split of its ETF Shares. The conventional shares of the fund were not affected by the split.

The share split for each fund entitled shareholders of record at the close of business on June 13 to receive one additional share for every share of the ETF held on that date. The additional shares were distributed to shareholders on June 17. Shares began trading at the new split adjusted price beginning June 18.

Vanguard European ETF
Premium/Discount: March 4, 2005[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	201	25.25%	44	5.52%
25–49.9	256	32.16	5	0.63
50–74.9	154	19.35	1	0.13
75–100.0	82	10.30	0	0.00
>100.0	52	6.53	1	0.13
Total	745	93.59%	51	6.41%

Vanguard Pacific ETF
Premium/Discount: March 4, 2005[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	211	26.50%	82	10.30%
25–49.9	203	25.50	20	2.51
50–74.9	137	17.21	1	0.13
75–100.0	76	9.55	1	0.13
>100.0	65	8.17	0	0.00
Total	692	86.93%	104	13.07%

Vanguard Emerging Markets ETF
Premium/Discount: March 4, 2005[1]–April 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	133	16.70%	81	10.17%
25–49.9	161	20.23	40	5.03
50–74.9	153	19.22	23	2.89
75–100.0	94	11.81	17	2.14
>100.0	69	8.67	25	3.14
Total	610	76.63%	186	23.37%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	632	614	2,230
Turnover Rate	12%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.11%[3]
Signal Shares	0.11%[3]
Institutional Shares	0.09%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	–0.3%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.3%	8.3%	8.8%
Consumer Staples	9.7	9.6	7.9
Energy	11.2	11.2	12.2
Financials	26.3	26.4	23.6
Health Care	7.1	7.1	6.6
Industrials	10.2	10.2	11.1
Information Technology	3.2	3.2	9.1
Materials	10.4	10.4	10.2
Telecommunication Services	6.8	6.8	5.8
Utilities	6.8	6.8	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.97	0.86
Beta	0.96	0.84

Ten Largest Holdings[6] (% of total net assets)

Royal Dutch Shell PLC	integrated oil and gas	2.8%
BP PLC	integrated oil and gas	2.5
HSBC Holdings PLC	diversified banks	2.3
Nestle SA (Registered)	packaged foods and meats	2.1
Total SA	integrated oil and gas	2.0
Vodafone Group PLC	wireless telecommunication services	1.8
Banco Santander Central Hispano SA	diversified banks	1.5
E.On AG	electric utilities	1.4
Telefonica SA	integrated telecommunication services	1.4
GlaxoSmithKline PLC	pharmaceuticals	1.3
Top Ten		19.1%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	31.2%	31.1%
France	14.6	15.6
Germany	13.0	13.1
Switzerland	9.9	9.9
Spain	6.3	6.3
Italy	5.6	5.7
Netherlands	4.2	4.1
Sweden	3.4	3.4
Finland	2.4	2.5
Belgium	1.9	1.9
Norway	1.6	1.6
Denmark	1.4	1.4
Greece	1.1	1.0
Luxembourg	1.0	—
Ireland	1.0	1.0
Other European Countries	1.4	1.4

1 MSCI Europe Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

6 The holdings listed exclude any temporary cash investments and equity index products.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[2]	6/18/1990	–0.02%	22.89%	6.67%
Admiral Shares[2]	8/13/2001	0.07	23.00	11.35[3]
Signal Shares[2]	10/6/2006	0.04	9.94[3]	—
Institutional Shares[2]	5/15/2000	0.10	23.06	6.41[3]
ETF Shares	3/4/2005
Market Price		–0.03	13.25[3]	—
Net Asset Value		0.07	13.07[3]	—

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables on pages 23–27 for dividend and capital gains information.

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.9%)
	Erste Bank der Oesterreichischen Sparkassen AG	743,141	54,780
	OMV AG	646,546	48,562
	Voestalpine AG	450,499	34,401
	Raiffeisen International
	Bank-Holding AG	212,193	34,091
	Telekom Austria AG	1,355,937	33,379
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	303,406	23,463
	Immofinanz Immobilien
	Anlagen AG	1,790,332	19,769
	Wienerberger AG	311,399	17,857
*	IMMOEAST Immobilien
	Anlagen AG	1,644,282	16,645
*	Meinl European Land Ltd.	1,178,168	15,364
	Vienna Insurance Group	123,624	9,237
	Andritz AG	154,569	9,129
	Flughafen Wien AG	20,052	2,536
*	RHI AG	50,054	2,161
*	BETandWIN.com
	Interactive
	Entertainment AG	53,358	1,718
	Mayr-Melnhof Karton AG	14,705	1,537
			324,629
Belgium (1.8%)
^	Fortis	8,201,835	222,587
	KBC Bank & Verzekerings
	Holding	626,478	84,327
^	InBev	721,580	59,145
	Dexia	2,056,886	56,772
	Groupe Bruxelles
	Lambert SA	317,290	40,150
	Solvay SA	249,366	36,489
	Delhaize Group	393,292	33,924
	Belgacom SA	665,611	30,563
*	Umicore	489,705	26,032

		Market
		Value•
	Shares	($000)
^UCB SA	429,566	18,476
Colruyt NV	65,447	16,567
Mobistar SA	122,919	10,937
*^KBC Ancora	61,793	6,573
^Compagnie Nationale
a Portefeuille	78,207	6,129
Cofinimmo	16,250	3,482
Bekaert NV	22,776	3,424
* Agfa Gevaert NV	269,591	1,968
Compagnie Maritime
Belge SA	26,011	1,809
* Euronav SA	43,909	1,803
D’Ieteren SA	5,281	1,627
^Omega Pharma SA	34,070	1,488
Barco NV	21,764	1,472
		665,744
Denmark (1.4%)
Novo Nordisk A/S B Shares	1,899,424	129,955
* Vestas Wind Systems A/S	724,560	78,559
Danske Bank A/S	1,777,125	61,183
^AP Moller-Maersk A/S
B Shares	4,298	44,317
^FLS Industries A/S B Shares	207,727	21,799
*^DSV A/S	788,764	19,339
Carlsberg A/S B Shares	134,370	17,828
Novozymes A/S	179,513	16,279
* Jyske Bank A/S	209,330	14,334
Danisco A/S	191,930	12,900
*^Topdanmark A/S	64,906	11,409
^AP Moller-Maersk A/S
A Shares	1,077	11,196
Coloplast A/S B Shares	104,247	9,998
Sydbank A/S	245,919	9,155
Trygvesta A/S	106,745	9,118
*^William Demant A/S	96,195	7,596
^Rockwool International A/S	29,272	4,949
NKT Holding A/S	45,123	3,630
East Asiatic Co. A/S	28,700	2,537
^H. Lundbeck A/S	102,884	2,535
*^GN Store Nord A/S	414,931	2,264

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Dampskibsselskabet Torm A/S	54,152	1,763
^	Bang & Olufsen A/S B Shares	19,445	1,116
			493,759
Finland (2.4%)
	Nokia Oyj	15,439,698	464,183
	Fortum Oyj	1,747,132	73,911
^	Sampo Oyj A Shares	1,701,977	47,824
	UPM-Kymmene Oyj	2,070,746	39,713
	Stora Enso Oyj R Shares	2,273,862	27,942
^	Kone Oyj	600,984	23,511
	Wartsila Oyj B Shares	328,165	22,349
	Outokumpu Oyj A Shares	461,772	21,833
	Metso Oyj	499,883	21,416
^	Nokian Renkaat Oyj	411,795	17,283
	Rautaruuki Oyj	327,523	15,398
	Neste Oil Oyj	501,045	15,081
	YIT Oyj	493,330	13,908
	Elisa Oyj Class A	592,428	13,329
	Kesko Oyj	256,288	9,642
^	SanomaWSOY Oyj	326,283	8,368
	Pohjola Bank PLC	378,807	7,520
	Orion Oyj	349,316	7,341
	Cargotec Corp.	150,480	6,251
	KCI Konecranes Oyj	122,046	5,284
	TietoEnator Oyj B Shares	146,237	3,812
^	Amer Sports Oyj A Shares	138,129	2,404
^	Uponor Oyj	102,131	2,204
			870,507
France (14.5%)
	Total SA	8,445,452	707,443
	BNP Paribas SA	3,195,190	340,623
	Sanofi-Aventis	4,007,899	308,933
	Suez SA	4,077,744	287,326
^	AXA	6,240,667	230,578
	France Telecom SA	7,161,841	224,101
*	Vivendi SA	4,563,721	183,998
	Societe Generale Class A	1,472,621	171,067
	^Carrefour SA	2,349,789	164,836
*	Groupe Danone	1,709,587	150,498
*	Air Liquide SA	936,323	140,398
	Vinci SA	1,608,578	118,004
^	L’Oreal SA	969,383	114,545
	LVMH Louis Vuitton
	Moet Hennessy	960,708	109,041
^	Schneider Electric SA	865,315	105,298
	Lafarge SA	577,635	103,575
	Veolia Environnement	1,374,976	99,040
	Alstom	382,373	87,866
	Cie. de St. Gobain SA	1,099,852	87,500
	Credit Agricole SA	2,583,739	86,473
	Pernod Ricard SA	687,794	78,653
	Renault SA	726,345	74,026
	Unibail Co.	256,265	65,815

			Market
			Value•
		Shares	($000)
^	Bouygues SA	878,074	65,074
	Accor SA	761,161	62,715
	Alcatel-Lucent	9,058,001	60,627
	Compagnie Generale des Etablissements
	Michelin SA	562,351	51,039
	Vallourec SA	187,202	50,753
	Gaz de France	769,306	50,455
	Essilor International SA	770,717	47,812
	PSA Peugeot Citroen	596,528	41,382
*	Societe Generale–New	355,956	41,241
	Electricite de France	393,298	41,108
	Pinault-Printemps-
	Redoute SA	302,401	39,098
	Technip SA	395,696	36,462
	Hermes International	270,187	36,236
^	Lagardere S.C.A.	498,359	35,530
^	Cap Gemini SA	539,202	32,385
	STMicroelectronics NV	2,668,802	30,785
*	Compagnie Generale
	de Geophysique SA	102,494	25,743
	Sodexho Alliance SA	375,673	25,053
	Thales SA	348,096	22,672
	Publicis Groupe SA	552,548	22,191
	Casino Guichard-Perrachon SA	171,042	21,451
^	CNP Assurances	173,892	20,625
*	Atos Origin SA	270,451	16,494
	Air France	533,393	16,489
	Klepierre	272,059	16,452
	SCOR SA	680,348	16,331
	Aeroports de Paris (ADP)	136,417	16,180
	Dassault Systemes SA	231,056	14,457
	Safran SA	650,240	13,593
	Neopost SA	127,449	13,242
	Christian Dior SA	106,387	12,154
	Natixis	715,833	11,976
	Valeo SA	274,808	11,068
	Imerys SA	126,502	10,901
^	ICADE	76,889	10,883
	Societe des Autoroutes
	Paris-Rhin-Rhone	89,598	10,706
^	PagesJaunes SA	494,942	9,842
	Societe Television Francaise 1	467,659	9,827
	Wendel Investissement	64,615	8,877
	Zodiac SA	153,278	8,169
^	JCDecaux SA	261,806	7,467
	Gecina SA	50,148	7,058
^	Neuf Cegetel	124,766	6,979
*^	Eiffage SA	73,894	6,760
	Eurazeo	47,875	6,165
	M6 Metropole Television	258,032	5,934
	Legrand SA	188,461	5,633
	Societe BIC SA	109,359	5,598
	Thomson SA	599,188	3,789
			5,183,098

European Stock Index Fund

			Market
			Value•
		Shares	($000)
Germany (12.9%)
	E.On AG	2,442,470	495,444
	Siemens AG	3,406,020	398,525
	Allianz AG	1,765,379	358,713
	BASF AG	1,923,563	273,469
	Daimler AG (Registered)	3,357,768	261,089
^	Bayer AG	2,847,685	241,128
	Deutsche Bank AG	1,969,428	234,839
^	RWE AG	1,744,767	200,646
	Deutsche Telekom AG	11,117,257	198,877
^	Volkswagen AG	620,174	182,608
	SAP AG	3,420,667	171,193
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	811,781	156,397
	Deutsche Boerse AG	784,351	114,066
	Deutsche Post AG	3,068,689	95,264
	ThyssenKrupp AG	1,412,391	88,096
	Commerzbank AG	2,448,393	87,766
^	Continental AG	602,180	70,421
	Linde AG	472,015	68,803
	Volkswagen AG Pfd.	412,718	67,843
	Porsche AG	343,154	62,783
^	Man AG	442,294	61,381
	K+S AG	145,055	59,883
	Adidas AG	798,568	50,666
	Metro AG	632,997	49,969
	Fresenius Medical Care AG	740,891	39,102
	Merck KGaA	253,281	35,867
	Bayerische Motoren Werke AG	647,972	35,325
	Salzgitter AG	160,585	32,657
	Henkel AG & Co. KGaA Pfd.	694,841	29,458
*	Beiersdorf AG	344,743	29,211
^	Hypo Real Estate Holding AG	784,976	28,970
	Deutsche Postbank AG	321,830	27,977
*	Infineon Technologies AG	2,925,974	27,141
	Daimler AG	327,337	25,342
*^	TUI AG	832,227	23,746
^	Deutsche Lufthansa AG	900,654	23,597
*	Q-Cells AG	188,968	21,727
	Solarworld AG	326,678	17,351
	Hochtief AG	164,448	16,805
	Henkel AG & Co. KGaA	409,030	16,452
	RWE AG Pfd.	154,002	14,306
*	Celesio AG	333,234	14,257
	Fresenius AG Pfd.	153,655	12,690
	Bilfinger Berger AG	145,182	12,311
	Rheinmetall AG	141,006	10,618
	IVG Immobilien AG	370,195	9,320
	Puma AG	25,202	8,930
	HeidelbergCement AG	47,315	7,924
	Wacker Chemie AG	31,122	7,616
	Heidelberger
	Druckmaschinen AG	221,923	5,260

			Market
			Value•
		Shares	($000)
*^	Arcandor AG	267,362	5,000
	ProSieben Sat.1 Media AG	325,271	4,996
	Wincor Nixdorf AG	63,062	4,786
	Fraport AG	64,497	4,653
*	Premier AG	191,427	3,984
	Douglas Holding AG	63,371	3,355
*	Bayerische Motoren Werke (BMW)	73,580	3,181
	Suedzucker AG	135,827	3,091
	Altana AG	142,642	2,961
^	MLP AG	121,946	2,021
			4,621,857
Greece (1.1%)
	National Bank of
	Greece SA	1,320,784	72,649
	Alpha Credit Bank SA	1,562,040	53,347
	Bank of Piraeus	1,250,358	42,461
	EFG Eurobank Ergasias	1,223,756	37,840
	Greek Organization of
	Football Prognostics	869,068	33,808
	Coca-Cola Hellenic
	Bottling Co. SA	640,135	28,607
	Hellenic Telecommunications Organization SA	811,067	24,043
	GEA Group AG	624,042	22,870
	Public Power Corp.	410,584	17,281
	National Bank of
	Greece SA ADR	1,285,720	13,963
	Titan Cement Co. SA	240,490	10,731
	Hellenic
	Telecommunications
	Organization SA ADR	493,613	7,360
	Hellenic Petroleum SA	410,775	6,207
	Viohalco, Hellenic
	Copper & Aluminum
	Industry SA	342,840	4,203
	Hellenic Technodomiki
	Tev SA	236,602	2,935
	Hellenic Exchanges SA	114,050	2,487
	Motor Oil (Hellas) Corinth
	Refineries SA	83,273	1,918
	Folli-Follie SA	31,457	962
			383,672
Ireland (1.0%)
	CRH PLC	2,142,668	81,934
	Allied Irish Banks PLC	3,456,899	72,673
	Bank of Ireland	3,891,932	53,614
*	Elan Corp. PLC	1,842,875	48,959
	Anglo Irish Bank
	Corp. PLC	1,481,734	20,636
	Irish Life &
	Permanent PLC	1,073,077	17,023
	Kerry Group PLC A Shares	514,757	15,926
	IAWS Group PLC	251,430	6,336
	Smurfit Kappa Group PLC	477,189	5,945
	Kingspan Group PLC	506,321	5,838

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Ryanair Holdings PLC ADR 137,428		3,726
	DCC PLC	153,847	3,528
*	Ryanair Holdings PLC	753,689	3,465
	Paddy Power PLC	93,600	3,270
	Greencore Group PLC	296,057	1,745
			344,618
Italy (5.6%)
	Eni SpA	10,210,229	392,977
	Unicredit SpA	36,687,491	276,500
	Intesa Sanpaolo SpA	30,205,633	224,545
	Enel SpA	16,976,924	184,202
	Assicurazioni Generali SpA	4,138,675	182,950
	Telecom Italia SpA	41,980,841	87,797
	Unione Di Banche Italiane ScpA	2,381,897	62,684
	Fiat SpA	2,785,037	61,910
*	Banco Popolare SpA	2,509,187	49,501
	Finmeccanica SpA	1,170,053	40,584
	Mediobanca Banca di Credito Finanziaria SpA	1,932,840	40,150
	Telecom Italia SpA RNC	23,556,023	38,347
	Atlantia SpA	1,012,415	33,117
	Mediaset SpA	3,013,178	27,383
	Intesa Sanpaolo SpA
	Non Convertible Risp.	3,650,173	25,723
	Saipem SpA	518,002	22,655
	Snam Rete Gas SpA	3,438,215	21,730
	Alleanza Assicurazioni SpA 1,650,315		21,545
	Parmalat SpA	6,178,049	21,031
	Terna SpA	4,720,864	20,823
	Banca Popolare di
	Milano SpA	1,625,385	19,936
^	Luxottica Group SpA	546,986	15,361
^	Banca Monte dei
	Paschi di Siena SpA	4,378,376	14,863
	Prysmian SpA	525,973	12,400
	Fondiari-Sai SpA	268,922	10,773
	Unipol Gruppo
	Finanziario SpA Pfd.	3,568,208	10,365
	Pirelli & C. Accomandita
	per Azioni SpA	11,123,427	9,057
	A2A SpA	2,391,940	8,791
^	Lottomatica SpA	269,223	8,266
	Bulgari SpA	594,167	6,891
	Autogrill SpA	405,604	6,156
	Italcementi SpA	281,714	6,073
^	Mediolanum SpA	1,012,509	6,069
	IFIL Investments SpA	724,616	6,021
*	IFI-Istituto Finanziario
	Industriale SpA	228,812	5,999
^	Banca Carige SpA	1,192,986	4,692
	Unipol Gruppo
	Finanziario SpA	1,130,434	3,684
	Italcementi SpA Risp.	202,267	3,216
^	Seat Pagine Gialle SpA	15,674,534	3,027

			Market
			Value•
		Shares	($000)
*	Banca Monte Dei Paschi Rights Exp. 5/19/08	4,305,404	3,012
^	Mondadori (Arnoldo)
	Editore SpA	222,942	1,938
	Pirelli & C. RNC	9,272	9
			2,002,753
Luxembourg (1.0%)
	ArcelorMittal	3,693,264	324,004
	Acergy SA	760,661	18,664
	SES Global Fiduciary
	Depositary Receipts	597,444	14,649
*	Millicom International
	Cellular SA	129,827	13,732
			371,049
Netherlands (4.1%)
	ING Groep NV	7,421,144	281,117
	Unilever NV	6,724,746	224,491
	Koninklijke (Royal) Philips Electronics NV	4,481,889	168,466
	Koninklijke KPN NV	7,229,690	131,990
	Aegon NV	5,772,997	92,008
	Akzo Nobel NV	1,066,090	90,006
	Koninklijke Ahold NV	4,951,085	73,130
	TNT NV	1,532,927	59,220
	Heineken NV	957,746	55,505
	Reed Elsevier NV	2,441,094	45,782
	ASML Holding NV	1,574,643	44,621
^	European Aeronautic
	Defence and Space Co.	1,270,131	31,683
	Wolters Kluwer NV	1,156,998	30,880
	Koninklijke DSM NV	533,842	28,653
	SBM Offshore NV	562,233	21,430
	Fugro NV	228,395	20,299
	Vedior NV	680,772	18,796
	Corio NV	159,631	14,837
	Heineken Holding NV	216,913	11,089
^	Randstad Holding NV	207,896	8,790
*^	TomTom NV	234,824	8,113
*	Qiagen NV	361,540	8,093
	Wereldhave NV	41,726	5,277
^	Corporate Express	299,161	3,424
	Oce NV	163,677	2,456
	ASML Holding NV
	(New York Shares)	34,293	973
	Aegon NV (New York) ARS	3,320	53
			1,481,182
Norway (1.6%)
	StatoilHydro ASA	5,021,229	180,644
	Telenor ASA	3,289,343	65,924
	Yara International ASA	742,017	53,796
	Orkla ASA	3,237,294	42,681
	DnB NOR ASA	2,862,866	42,500
	Norsk Hydro ASA	2,775,292	40,806
	SeaDrill Ltd.	1,014,977	30,572
*	Renewable Energy Corp. AS	676,000	22,874

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Petroleum Geo-Services ASA	670,447	18,041
	Aker Solutions ASA	647,520	16,352
	Storebrand ASA	1,587,274	14,942
	Prosafe ASA	718,450	12,376
	Frontline Ltd.	104,234	5,726
	Tandberg ASA	217,050	3,669
*	TGS Nopec
	Geophysical Co. ASA	202,907	3,253
*^	Ocean Rig ASA	345,796	3,002
*^	Det Norske Oljeselskap
	(DNO) ASA	1,566,005	2,945
	Schibsted ASA	89,402	2,680
	Tomra Systems ASA	275,533	1,973
	Stolt-Nielsen SA	65,605	1,458
			566,214
Portugal (0.5%)
	Electricidade de
	Portugal SA	7,157,806	45,162
	Portugal Telecom SGPS SA	3,104,360	36,829
	Banco Comercial
	Portugues SA	9,226,310	25,876
	Banco Espirito Santo SA	876,822	16,651
	Brisa-Auto Estradas
	de Portugal SA	1,167,335	16,580
	Zon Multimedia
	Servicos de
	Telecomunicacoes
	e Multimedia SGPS SA	922,590	12,316
	Cimpor-Cimento
	de Portugal SA	796,398	7,056
	Sonae SGPS SA	3,160,858	5,618
	Banco BPI SA	907,043	5,145
	Jeronimo Martins,
	SGPS, SA	360,522	2,846
*	Sonae Industria–SGPS SA	117,045	815
			174,894
Spain (6.3%)
	Banco Santander
	Central Hispano SA	24,527,833	530,441
	Telefonica SA	16,586,521	476,613
	Banco Bilbao Vizcaya
	Argentaria SA	14,698,625	337,115
	Iberdrola SA	13,708,971	199,761
	Repsol YPF SA	3,112,155	125,734
^	Banco Popular Espanol SA	3,339,823	57,372
	ACS, Actividades de
	Contruccion y
	Servisios, SA	829,306	48,758
	Industria de Diseno
	Textil SA	856,469	46,375
^	Abertis Infraestructuras SA	1,002,938	33,221
	Gamesa Corporacion
	Tecnologica, SA	665,117	32,116
	Acciona SA	112,269	31,878

		Market
		Value•
	Shares	($000)
Union Fenosa SA	416,935	27,844
Red Electrica de Espana SA	425,291	27,498
Gas Natural SDG SA	438,795	25,517
* Iberdrola Renovables	3,303,840	23,988
^Grupo Ferrovial, SA	247,029	19,934
Enagas SA	655,110	19,792
^Banco de Sabadell SA	1,919,395	19,096
* Criteria Caixacorp SA	2,640,456	17,771
^Acerinox SA	609,005	16,418
^Cintra Concesiones de
Infraestructuras
de Transport SA	852,707	13,162
^Fomento de Construc y Contra SA	179,083	12,812
^Zardoya Otis SA	449,061	12,556
Indra Sistemas, SA	452,809	12,302
^Sacyr Vallehermoso SA	333,297	11,742
Corporacion Mapfre SA	2,222,770	11,275
^Bankinter SA	546,229	8,354
*^Sogecable SA	189,590	8,235
^Gestevision Telecinco SA	388,054	8,111
Telefonica SA ADR	87,308	7,542
Iberia (Linea
Aerea Espana)	1,866,056	7,328
^Promotora
de Informaciones SA	306,893	5,369
^Antena 3 Television	323,320	3,943
^Zeltia SA	308,946	2,533
		2,242,506
Sweden (3.3%)
Telefonaktiebolaget LM
Ericsson AB Class B	57,766,622	145,918
Nordea Bank AB	8,096,939	133,162
Hennes & Mauritz AB
B Shares	1,849,922	108,991
TeliaSonera AB	8,774,492	77,963
^Volvo AB B Shares	4,243,560	64,150
^Sandvik AB	3,700,187	56,419
^Svenska Handelsbanken
AB A Shares	1,922,595	52,913
Skandinaviska Enskilda
Banken AB A Shares	1,814,172	43,615
Atlas Copco AB A Shares	2,628,852	41,963
Svenska Cellulosa AB
B Shares	2,196,593	36,772
^SKF AB B Shares	1,592,646	29,009
^Scania AB B Shares	1,405,458	28,716
Volvo AB A Shares	1,855,325	27,677
Tele2 AB B Shares	1,189,104	26,289
^Alfa Laval AB	372,376	24,280
^Skanska AB B Shares	1,472,193	24,204
SSAB Svenskt Stal
AB Series A	706,036	23,306
^Swedish Match AB	1,044,406	22,757
^Atlas Copco AB B Shares	1,533,190	22,563
Investor AB B Shares	892,100	21,061

European Stock Index Fund

		Market
		Value•
	Shares	($000)
^Assa Abloy AB	1,219,276	18,876
^Getinge AB B Shares	704,293	17,875
^Swedbank AB A Shares	707,280	17,791
^Securitas AB B Shares	1,227,390	15,724
^Electrolux AB Series B	1,002,765	15,210
Modern Times Group AB B Shares	204,503	14,934
*^Lundin Petroleum AB	920,254	12,788
^Husqvarna AB B Shares	1,079,989	11,042
Boliden AB	949,445	10,274
SSAB Svenskt Stal
AB Series B	329,537	9,805
Holmen AB	211,138	6,724
Oriflame Cosmetics SA	80,858	6,160
Castellum AB	316,104	3,530
^Trelleborg AB B Shares	168,044	3,188
Elekta AB B Shares	177,955	3,076
Kungsleden AB	277,814	2,762
Fabege AB	278,300	2,592
Eniro AB	339,113	2,200
Nobia AB	312,762	2,037
Axfood AB	61,964	1,988
Securitas Systems AB
B Shares	691,965	1,744
^D. Carnegie & Co. AB	118,740	1,519
Wihlborgs Fastigheter AB	66,454	1,453
^Billerud Aktiebolag	103,502	1,123
Hoganas AB B Shares	48,874	1,096
		1,197,239
Switzerland (9.9%)
Nestle SA (Registered)	1,541,535	735,741
Novartis AG (Registered)	9,097,008	458,537
Roche Holdings AG	2,755,280	455,933
* UBS AG	8,065,707	266,912
ABB Ltd.	8,605,859	262,611
Credit Suisse Group
(Registered)	4,101,825	228,418
Zurich Financial
Services AG	570,604	172,933
Cie. Financiere
Richemont AG	2,047,157	123,068
Syngenta AG	408,033	121,269
Swiss Re (Registered)	1,378,442	113,977
Holcim Ltd. (Registered)	821,935	80,198
Swiss Life Holding	137,021	40,726
Swatch Group AG (Bearer)	124,097	33,136
Synthes, Inc.	233,029	31,884
Swisscom AG	89,316	31,687
Adecco SA (Registered)	517,442	30,800
Julius Baer Holding, Ltd.	415,365	30,452
Givaudan SA	25,645	25,895
SGS Societe Generale
de Surveillance Holding
SA (Registered)	18,390	25,779
Lonza AG (Registered)	178,269	24,148
* Geberit AG	155,921	23,947

			Market
			Value•
		Shares	($000)
	Kuehne & Nagel
	International AG	210,810	22,606
*	Logitech International SA	676,473	20,441
*	Actelion Ltd.	381,602	19,158
	Nobel Biocare Holding AG	471,767	16,976
	Schindler Holding AG
	(Bearer Participation
	Certificates)	198,322	16,006
	Sonova Holding AG	185,522	15,571
	Sulzer AG (Registered)	113,420	14,800
*	UBS AG
	Rights Exp. 5/9/08	8,041,106	13,581
	Swatch Group
	AG (Registered)	200,678	10,244
*	Lindt & Spruengli AG	3,253	10,000
	CIBA Specialty Chemicals
	AG (Registered)	276,443	9,177
*	OC Oerlikon Corp AG	24,933	8,564
^	Straumann Holding AG	30,681	8,177
	Pargesa Holding SA	53,340	6,100
	PSP Swiss Property AG	89,086	5,516
	EFG International	173,245	5,512
	Rieter Holding AG	8,501	3,157
	Kuoni Reisen Holding
	AG (Registered)	5,365	3,108
*	UBS AG (New York Shares)	70,740	2,376
^	Kudelski SA	68,028	1,067
*	UBS AG	70,740	119
			3,530,307
United Kingdom (31.2%)
	BP PLC	70,872,164	858,809
	HSBC Holdings PLC	46,388,718	805,488
	Vodafone Group PLC	197,975,355	626,526
	GlaxoSmithKline PLC	21,641,221	478,729
	Rio Tinto PLC	3,910,777	455,893
	Royal Dutch Shell PLC
	Class B	10,821,540	431,198
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	8,492,604	340,389
	Anglo American PLC	5,185,067	335,169
	BG Group PLC	13,203,736	322,240
	BHP Billiton PLC	8,849,785	315,800
	Royal Bank of
	Scotland Group PLC	39,241,946	265,604
	Tesco PLC	30,748,927	260,430
	AstraZeneca Group PLC	5,720,142	239,969
	Barclays PLC	25,970,136	234,819
	Royal Dutch Shell PLC
	Class A	5,590,160	224,684
	British American
	Tobacco PLC	5,934,630	222,621
	Diageo PLC	10,184,989	207,729
	Xstrata PLC	2,476,917	192,837
	Lloyds TSB Group PLC	22,147,830	188,878
	Unilever PLC	5,092,795	170,924

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	National Grid Transco PLC	10,023,762	139,655
	BT Group PLC	31,458,353	138,479
	Reckitt Benckiser
	Group PLC	2,372,692	137,874
	HBOS PLC	14,596,314	134,759
	Prudential PLC	9,686,767	131,576
	Aviva PLC	10,268,418	127,563
	Imperial Tobacco
	Group PLC	2,656,927	127,238
	BAE Systems PLC	13,773,867	126,976
	Standard Chartered PLC	2,759,999	97,519
	Cadbury Schweppes PLC	8,268,391	94,973
	Scottish & Southern
	Energy PLC	3,387,657	93,354
	Centrica PLC	14,428,899	83,893
	SABMiller PLC	3,541,232	81,674
	Man Group PLC	6,724,969	76,953
	Legal & General
	Group PLC	24,759,194	62,083
	Rolls-Royce Group PLC	7,112,825	61,641
	British Energy Group PLC	4,032,924	60,193
	Land Securities
	Group PLC	1,817,403	55,266
	Reed Elsevier PLC	4,281,387	54,180
	Old Mutual PLC	20,206,752	51,011
	International Power PLC	5,871,596	50,937
	Compass Group PLC	7,402,269	49,900
	Marks & Spencer
	Group PLC	6,570,502	49,299
	WPP Group PLC	4,037,376	49,208
	United Utilities PLC	3,439,137	48,789
	British Sky Broadcasting
	Group PLC	4,452,180	47,985
	J. Sainsbury PLC	6,115,343	46,434
	Smith & Nephew PLC	3,515,600	45,451
	Standard Life PLC	8,489,631	41,934
	Tullow Oil PLC	2,806,084	41,909
	BP PLC ADR	575,360	41,880
	Pearson PLC	3,152,086	40,978
	Resolution PLC	2,600,840	37,233
	Royal & Sun Alliance
	Insurance Group PLC	12,627,819	33,544
	Johnson Matthey PLC	841,752	33,322
	British Land Co., PLC	2,000,160	33,195
	Vodafone Group PLC ADR	1,030,225	32,617
	Capita Group PLC	2,358,417	30,914
*	Eurasian Natural
	Resources Corp.	1,265,089	30,185
	Experian Group Ltd.	3,989,821	29,970
	Smiths Group PLC	1,516,292	29,047
	Cable and Wireless PLC	9,729,298	28,708
	Morrison
	Supermarkets PLC	4,745,960	26,860
	Severn Trent PLC	922,156	26,630
	Wolseley PLC	2,590,473	25,905
	3i Group PLC	1,519,505	25,839

			Market
			Value•
		Shares	($000)
	Carnival PLC	642,553	25,125
*	Thomson Reuters PLC	793,529	24,608
	Kingfisher PLC	9,212,114	24,073
	ICAP PLC	2,026,578	23,396
	Hammerson PLC	1,132,021	22,538
	Rexam PLC	2,504,511	22,172
	Amec PLC	1,303,131	20,456
	Group 4 Securicor PLC	4,499,822	20,305
	Shire PLC	1,092,309	20,066
	The Sage Group PLC	5,094,201	19,876
	Cobham PLC	4,443,682	19,353
	Tate & Lyle PLC	1,847,003	19,329
	^Liberty International PLC	998,779	19,328
	FirstGroup PLC	1,697,970	19,035
	Lonmin PLC	305,847	18,717
	Bunzl PLC	1,277,472	18,670
	InterContinental Hotels
	Group PLC	1,153,740	18,492
*	Invensys PLC	3,131,066	18,467
	Next PLC	799,525	18,079
	Home Retail Group	3,431,167	17,879
	Whitbread PLC	716,025	17,184
	Friends Provident PLC	7,169,474	16,833
	Serco Group PLC	1,896,004	16,513
	Burberry Group PLC	1,702,580	16,249
	Ladbrokes PLC	2,420,557	15,636
	GKN PLC	2,765,150	15,526
	Segro PLC	1,703,847	15,515
	ITV PLC	11,737,110	15,267
	Meggitt PLC	2,600,456	15,255
	Enterprise Inns PLC	1,993,066	15,096
	Balfour Beatty PLC	1,696,672	14,727
	Inchcape PLC	1,738,941	14,703
	Rentokil Initial PLC	7,099,365	13,494
	LogicaCMG PLC	5,712,614	12,913
	London Stock
	Exchange PLC	606,507	12,891
	Kazakhmys PLC	411,683	12,834
	Persimmon PLC	1,118,713	12,788
	Vedanta Resources PLC	286,161	12,617
	Tomkins PLC	3,499,114	12,592
	Hays PLC	5,594,950	12,446
	Antofagasta PLC	784,165	12,378
	Associated British
	Foods PLC	695,546	12,133
	IMI PLC	1,285,658	11,487
	Mondi PLC	1,433,488	11,361
	United Business
	Media PLC	972,124	11,057
	Investec PLC	1,553,225	10,970
	Punch Taverns PLC	1,056,049	10,818
	Taylor Wimpey PLC	4,239,884	10,772
	Stagecoach Group PLC	2,097,591	10,622
	William Hill PLC	1,359,935	10,357
*	British Airways PLC	2,296,233	10,250
	TUI Travel PLC	2,182,850	10,213

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	ARM Holdings PLC	5,040,253	10,006
	Yell Group PLC	3,041,972	9,968
	Thomas Cook Group PLC	1,906,369	9,751
	Daily Mail and
	General Trust PLC	1,171,441	9,663
	Mitchells & Butlers PLC	1,600,262	9,506
	National Express
	Group PLC	517,678	9,463
	Schroders PLC	443,353	9,216
	Signet Group PLC	6,697,736	9,065
	DSG International PLC	6,977,213	9,001
	Travis Perkins PLC	464,256	8,889
^	Carphone Warehouse PLC	1,611,485	8,646
	Kesa Electricals PLC	2,086,651	8,533
^	Alliance & Leicester PLC	748,857	7,647
	Barratt Developments PLC	1,148,385	6,264
	The Berkeley Group
	Holdings PLC	334,752	6,210
	Intertek Testing
	Services PLC	313,987	6,031
	Aggreko PLC	512,261	5,969
	Cookson Group PLC	425,439	5,965
	Charter PLC	333,441	5,916
	Arriva PLC	397,452	5,539
	De La Rue PLC Group	299,487	5,065
	WPP Group PLC ADR	78,406	4,801
	Close Brothers Group PLC	276,369	3,803
	Cattles PLC	746,467	3,528
	SSL International PLC	383,356	3,487
	Great Portland
	Estates PLC	369,742	3,347
	Brixton PLC	554,093	3,264
	Electrocomponents PLC	882,212	3,248
	Misys PLC	1,047,659	3,240
	The Davis Service
	Group PLC	342,793	3,223
	Tullett Prebon PLC	370,652	3,191
	Trinity Mirror PLC	587,995	3,152
	Premier Farnell PLC	780,266	2,742
	BBA Aviation PLC	842,503	2,616
	Bovis Homes Group PLC	247,837	2,275
*^	CSR PLC	284,023	2,220
	FKI PLC	1,282,084	2,207
*	Galiform PLC	1,261,245	1,703
	Rank Group PLC	843,951	1,484
*	PartyGaming PLC	2,738,220	1,314
			11,148,888
Total Common Stocks
(Cost $26,538,456)			35,602,916
Temporary Cash Investments (6.2%)[1]
Money Market Fund (6.2%)
2	Vanguard Market Liquidity
	Fund, 2.304%—
	Note E	2,207,833,996	2,207,834

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligation (0.0%)
3 Federal Home Loan
Mortgage Corp.
4 2.086%, 8/29/08	7,000	6,952
Total Temporary Cash Investments
(Cost $2,214,786)		2,214,786
Total Investments (105.7%)
(Cost $28,753,242)		37,817,702
Other Assets and Liabilities (–5.7%)
Other Assets—Note B		706,942
Security Lending Collateral
Payable to Brokers—Note E		(2,207,834)
Other Liabilities		(549,376)
		(2,050,268)
Net Assets (100%)		35,767,434

At April 30, 2008, net assets consisted of:[5]

Amount
($000)
Paid-in Capital	26,290,073
Undistributed Net Investment Income	425,558
Accumulated Net Realized Losses	(17,198)
Unrealized Appreciation
Investment Securities	9,064,460
Futures Contracts	4,110
Foreign Currencies and Forward
Currency Contracts	431
Net Assets	35,767,434

Investor Shares—Net Assets
Applicable to 662,545,017 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,167,945
Net Asset Value Per Share—
Investor Shares	$37.99

Admiral Shares—Net Assets
Applicable to 30,172,360 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,693,211
Net Asset Value Per Share—
Admiral Shares	$89.26

European Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 13,517,709 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	466,966
Net Asset Value Per Share—
Signal Shares	$34.54

Institutional Shares—Net Assets
Applicable to 119,131,939 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,531,855
Net Asset Value Per Share—
Institutional Shares	$38.04

ETF Shares—Net Assets
Applicable to 40,720,609 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,907,457
Net Asset Value Per Share—
ETF Shares	$71.40

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.8%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $6,952,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

ARS—Auction Rate Security.

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	576,475
Interest[2]	1,643
Security Lending	4,936
Total Income	583,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	367
Management and Administrative—Investor Shares	18,982
Management and Administrative—Admiral Shares	922
Management and Administrative—Signal Shares	172
Management and Administrative—Institutional Shares	850
Management and Administrative—ETF Shares	794
Marketing and Distribution—Investor Shares	2,763
Marketing and Distribution—Admiral Shares	246
Marketing and Distribution—Signal Shares	30
Marketing and Distribution—Institutional Shares	625
Marketing and Distribution—ETF Shares	401
Custodian Fees	3,497
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	69
Trustees’ Fees and Expenses	17
Total Expenses	29,818
Net Investment Income	553,236
Realized Net Gain (Loss)
Investment Securities Sold	131,873
Futures Contracts	(15,959)
Foreign Currencies and Forward Currency Contracts	7,587
Realized Net Gain (Loss)	123,501
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,382,777)
Futures Contracts	(453)
Foreign Currencies and Forward Currency Contracts	(5,034)
Change in Unrealized Appreciation (Depreciation)	(4,388,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,711,527)

1 Dividends are net of foreign withholding taxes of $55,964,000.

2 Interest income from an affiliated company of the fund was $1,458,000.

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	553,236	1,038,999
Realized Net Gain (Loss)	123,501	97,343
Change in Unrealized Appreciation (Depreciation)	(4,388,264)	6,493,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,711,527)	7,630,106
Distributions
Net Investment Income
Investor Shares	(743,072)	(460,764)
Admiral Shares	(87,518)	(62,628)
Signal Shares	(14,971)	(341)
Institutional Shares	(139,970)	(90,854)
ETF Shares	(97,010)	(39,981)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,082,541)	(654,568)
Capital Share Transactions—Note F
Investor Shares	2,280,680	4,446,099
Admiral Shares	120,352	162,740
Signal Shares	29,550	467,826
Institutional Shares	(104,432)	1,192,242
ETF Shares	178,943	1,456,669
Net Increase (Decrease) from Capital Share Transactions	2,505,093	7,725,576
Total Increase (Decrease)	(2,288,975)	14,701,114
Net Assets
Beginning of Period	38,056,409	23,355,295
End of Period[1]	35,767,434	38,056,409

1 Net Assets—End of Period includes undistributed net investment income of $425,558,000 and $954,677,000.

European Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$43.43	$34.67	$27.00	$23.77	$19.93	$16.44
Investment Operations
Net Investment Income	.603[1]	1.298[1]	.92	.67	.54	.44
Net Realized and Unrealized Gain (Loss)
on Investments	(4.828)	8.386	7.45	3.14	3.76	3.45
Total from Investment Operations	(4.225)	9.684	8.37	3.81	4.30	3.89
Distributions
Dividends from Net Investment Income	(1.215)	(.924)	(.70)	(.58)	(.46)	(.40)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.215)	(.924)	(.70)	(.58)	(.46)	(.40)
Net Asset Value, End of Period	$37.99	$43.43	$34.67	$27.00	$23.77	$19.93

Total Return[2]	–9.82%	28.49%	31.63%	16.21%	21.89%	24.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,168	$26,188	$16,850	$10,759	$7,904	$5,339
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.27%	0.27%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	3.19%*	3.35%	3.35%	2.84%	2.67%	2.76%
Portfolio Turnover Rate[3]	12%*	9%	6%	5%	5%	6%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$102.09	$81.50	$63.44	$55.84	$46.82	$38.61
Investment Operations
Net Investment Income	1.440[1]	3.140[1]	2.23	1.611	1.308	1.070
Net Realized and Unrealized Gain (Loss)
on Investments	(11.331)	19.692	17.51	7.396	8.830	8.115
Total from Investment Operations	(9.891)	22.832	19.74	9.007	10.138	9.185
Distributions
Dividends from Net Investment Income	(2.939)	(2.242)	(1.68)	(1.407)	(1.118)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.939)	(2.242)	(1.68)	(1.407)	(1.118)	(.975)
Net Asset Value, End of Period	$89.26	$102.09	$81.50	$63.44	$55.84	$46.82

Total Return[2]	–9.79%	28.59%	31.77%	16.32%	21.98%	24.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,693	$2,955	$2,175	$1,360	$628	$447
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.12%	0.17%	0.18%	0.18%	0.23%
Ratio of Net Investment Income to
Average Net Assets	3.28%*	3.45%	3.45%	2.93%	2.76%	2.84%
Portfolio Turnover Rate[3]	12%*	9%	6%	5%	5%	6%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

Signal Shares
	Six Months	Year	Oct. 6,
	Ended	Ended	2006[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.560[2]	1.151[2]	.01[2]
Net Realized and Unrealized Gain (Loss) on Investments	(4.391)	7.681	1.09
Total from Investment Operations	(3.831)	8.832	1.10
Distributions
Dividends from Net Investment Income	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.129)	(.842)	—
Net Asset Value, End of Period	$34.54	$39.50	$31.51

Total Return[3]	–9.80%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$467	$502	$12
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%	0.17%*
Ratio of Net Investment Income to Average Net Assets	3.28%*	3.45%	3.45%*
Portfolio Turnover Rate[4]	12%*	9%	6%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$43.51	$34.74	$27.05	$23.80	$19.96	$16.46
Investment Operations
Net Investment Income	.620[1]	1.35[1]	.978	.721	.57	.471
Net Realized and Unrealized Gain (Loss)
on Investments	(4.829)	8.39	7.450	3.140	3.76	3.454
Total from Investment Operations	(4.209)	9.74	8.428	3.861	4.33	3.925
Distributions
Dividends from Net Investment Income	(1.261)	(.97)	(.738)	(.611)	(.49)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.261)	(.97)	(.738)	(.611)	(.49)	(.425)
Net Asset Value, End of Period	$38.04	$43.51	$34.74	$27.05	$23.80	$19.96

Total Return[2]	–9.77%	28.63%	31.83%	16.42%	22.03%	24.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,532	$5,263	$3,113	$1,827	$988	$649
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.12%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.30%*	3.48%	3.50%	2.99%	2.77%	2.96%
Portfolio Turnover Rate[3]	12%*	9%	6%	5%	5%	6%

1 Calculated based on average shares outstanding.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

European Stock Index Fund

ETF Shares
	Six Months			March 4,
	Ended		Year Ended	2005[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	1.152[2]	2.576[2]	1.80	1.04
Net Realized and Unrealized Gain (Loss) on Investments	(9.056)	15.683	13.99	(1.20)
Total from Investment Operations	(7.904)	18.259	15.79	(.16)
Distributions
Dividends from Net Investment Income	(2.356)	(1.809)	(1.38)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.356)	(1.809)	(1.38)	—
Net Asset Value, End of Period	$71.40	$81.66	$65.21	$50.80

Total Return	–9.79%	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,907	$3,148	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	3.28%*	3.45%	3.44%	2.93%*
Portfolio Turnover Rate[3]	12%*	9%	6%	5%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

European Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $2,924,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

European Stock Index Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2008, the fund realized net foreign currency losses of $105,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $291,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $18,975,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $13,739,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

During the six months ended April 30, 2008, the fund realized $110,725,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At April 30, 2008, the cost of investment securities for tax purposes was $28,772,217,000. Net unrealized appreciation of investment securities for tax purposes was $9,045,485,000, consisting of unrealized gains of $9,837,558,000 on securities that had risen in value since their purchase and $792,073,000 in unrealized losses on securities that had fallen in value since their purchase.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	3,655	122,721	4,110

At April 30, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/25/2008	EUR	76,184	USD	118,309	(875)
EUR—Euro.
USD—U.S. dollar.

European Stock Index Fund

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $1,306,000 resulting from the translation of other assets and liabilities at April 30, 2008.

D. During the six months ended April 30, 2008, the fund purchased $4,205,337,000 of investment securities and sold $2,215,204,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2008, was $2,108,600,000, for which the fund received cash collateral of $2,207,834,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,741,777	72,324	5,660,208	147,210
Issued in Lieu of Cash Distributions	735,566	18,702	454,609	12,663
Redeemed[1]	(1,196,663)	(31,484)	(1,668,718)	(42,810)
Net Increase (Decrease)—Investor Shares	2,280,680	59,542	4,446,099	117,063
Admiral Shares
Issued	264,093	2,875	919,141	10,184
Issued in Lieu of Cash Distributions	73,521	796	51,856	615
Redeemed[1]	(217,262)	(2,440)	(808,257)	(8,547)
Net Increase (Decrease)—Admiral Shares	120,352	1,231	162,740	2,252
Signal Shares
Issued	92,231	2,610	477,278	12,591
Issued in Lieu of Cash Distributions	11,877	332	341	10
Redeemed[1]	(74,558)	(2,145)	(9,793)	(265)
Net Increase (Decrease)—Signal Shares	29,550	797	467,826	12,336
Institutional Shares
Issued	691,083	18,276	2,139,740	55,266
Issued in Lieu of Cash Distributions	129,816	3,297	80,880	2,251
Redeemed[1]	(925,331)	(23,397)	(1,028,378)	(26,180)
Net Increase (Decrease)—Institutional Shares	(104,432)	(1,824)	1,192,242	31,337
ETF Shares
Issued	334,424	4,464	1,456,669	20,084
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(155,481)	(2,300)	—	—
Net Increase (Decrease)—ETF Shares	178,943	2,164	1,456,669	20,084

1 Net of redemption fees of $1,020,000 and $1,200,000 (fund totals).

Pacific Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	586	583	2,230
Turnover Rate	5%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.11%[3]
Signal Shares	0.11%[3]
Institutional Shares	0.09%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	–0.5%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.4%	14.4%	8.8%
Consumer Staples	5.6	5.5	7.9
Energy	2.2	2.2	12.2
Financials	28.2	28.5	23.6
Health Care	4.2	4.2	6.6
Industrials	16.1	16.1	11.1
Information Technology	9.9	9.8	9.1
Materials	12.5	12.5	10.2
Telecommunication Services	3.1	3.0	5.8
Utilities	3.8	3.8	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.94	0.69
Beta	0.95	0.82

Ten Largest Holdings[6] (% of total net assets)

Toyota Motor Corp.	automobile manufacturers	3.4%
BHP Billiton Ltd.	diversified metals and mining	3.3
Mitsubishi UFJ Financial Group	diversified banks	2.3
Sumitomo Mitsui Financial Group, Inc.	diversified banks	1.4
Commonwealth Bank of Australia	diversified banks	1.4
Nintendo Co.	home entertainment software	1.3
Canon, Inc.	office electronics	1.3
Honda Motor Co., Ltd.	automobile manufacturers	1.2
Mizuho Financial Group, Inc.	diversified banks	1.2
Sony Corp.	consumer electronics	1.1
Top Ten		17.9%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	67.2%	67.0%
Australia	21.5	21.5
Hong Kong	7.2	7.3
Singapore	3.7	3.8
Other Pacific Countries	0.4	0.4

1 MSCI Pacific Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

6 The holdings listed exclude any temporary cash investments and equity index products.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[2]	6/18/1990	–7.87%	18.15%	5.35%
Admiral Shares[2]	8/13/2001	–7.85	18.27	8.42[3]
Signal Shares[2]	6/4/2007	–10.86[3]	—	—
Institutional Shares[2]	5/15/2000	–7.83	18.33	2.33[3]
ETF Shares	3/4/2005
Market Price		–8.27	8.75[3]	—
Net Asset Value		–7.85	8.84[3]	—

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Returns since inception.

Note: See Financial Highlights tables on pages 45–49 for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (21.3%)
BHP Billiton Ltd.	13,613,671	548,791
Commonwealth
Bank of Australia	5,338,100	225,023
National Australia
Bank Ltd.	6,584,482	186,427
Westpac Banking
Corp., Ltd.	7,565,586	174,247
Australia & New Zealand
Bank Group Ltd.	7,578,878	156,463
Rio Tinto Ltd.	1,159,141	149,579
Woolworths Ltd.	4,924,880	132,979
Westfield Group	7,090,580	121,845
Woodside Petroleum Ltd.	1,954,583	102,939
Wesfarmers Ltd.	2,559,872	89,605
QBE Insurance Group Ltd.	3,593,331	86,078
CSL Ltd.	2,232,269	83,558
^Macquarie Group, Ltd.	1,102,970	65,672
AMP Ltd.	7,605,672	56,231
Telstra Corp. Ltd.	11,812,086	50,702
Newcrest Mining Ltd.	1,836,487	50,437
Suncorp-Metway Ltd.	3,776,942	48,578
Brambles Ltd.	5,776,029	48,206
Origin Energy Ltd.	3,550,289	46,619
Stockland	5,883,717	40,075
Foster’s Group Ltd.	7,817,488	37,320
*^Fortescue Metals
Group Ltd.	5,113,865	35,894
Santos Ltd.	2,376,854	35,701
Orica Ltd.	1,249,162	34,250
BlueScope Steel Ltd.	3,011,657	31,416
Incitec Pivot Ltd.	204,375	31,089
Insurance Australia
Group Ltd.	7,516,571	30,800
Transurban Group	4,394,385	28,321
St. George Bank Ltd.	1,126,582	28,185
GPT Group	8,517,773	26,760
Macquarie
Infrastructure Group	9,924,461	26,467

		Market
		Value•
	Shares	($000)
Macquarie
Goodman Group	5,915,329	25,122
^Leighton Holdings Ltd.	564,581	24,971
Alumina Ltd.	4,582,272	24,796
Australian Stock
Exchange Ltd.	693,195	23,488
Tabcorp Holdings Ltd.	2,129,436	22,853
Amcor Ltd.	3,554,789	22,601
WorleyParsons Ltd.	608,417	22,248
Wesfarmers, Ltd. Price
Protected Shares	588,201	20,757
AGL Energy Ltd.	1,763,736	20,746
Dexus Property
Group NPV	11,895,957	19,689
AXA Asia Pacific
Holdings Ltd.	3,465,165	19,383
Zinifex Ltd.	1,980,317	18,841
Crown Ltd.	1,820,229	18,840
Sonic Healthcare Ltd.	1,285,317	18,468
OneSteel Ltd.	3,029,953	18,314
^Oxiana Ltd.	5,637,453	17,501
Lend Lease Corp.	1,464,756	17,141
Coca-Cola Amatil Ltd.	2,144,243	16,967
Mirvac Group	4,213,723	16,650
Toll Holdings Ltd.	2,226,446	16,588
Telstra Corp. Installment
Receipt Exp. 5/29/08	5,866,371	16,326
^John Fairfax Holdings Ltd.	4,915,992	16,164
Computershare Ltd.	1,918,505	16,115
Boral Ltd.	2,357,836	13,832
^Babcock & Brown Ltd.	956,689	13,187
^CFS Gandel Retail Trust	5,915,699	12,461
Qantas Airways Ltd.	3,887,102	12,423
Bendigo Bank Ltd.	1,069,778	12,305
Cochlear Ltd.	226,663	12,133
Sims Group Ltd.	385,015	12,010
CSR Ltd.	3,913,413	11,648
Tatt’s Group, Ltd.	4,373,501	11,221
James Hardie
Industries NV	1,898,273	10,586

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Aristocrat Leisure Ltd.	1,417,864	10,018
Boart Longyear Group	5,493,781	9,816
Lion Nathan Ltd.	1,192,775	9,394
Goodman Fielder Ltd.	5,385,820	9,064
*^Paladin Resources Ltd.	2,199,629	8,824
Asciano Group	2,270,481	8,628
Macquarie Airports Group	2,798,995	8,291
Macquarie Office Trust	8,232,634	7,943
^Perpetual Trustees
Australia Ltd.	151,995	7,831
Sims Group Ltd. ADR	235,750	7,615
^Billabong International Ltd.	675,982	7,612
Harvey Norman
Holdings Ltd.	2,162,764	7,332
Caltex Australia Ltd.	550,543	6,257
Downer EDI Ltd.	578,390	3,978
Commonwealth Property
Office Fund	2,895,177	3,827
^ING Industrial Fund	1,889,656	3,713
^Macquarie
Communications
Infrastructure Group	826,890	3,494
Ansell Ltd.	269,744	2,919
^Challenger Financial
Services Group Ltd.	1,470,486	2,891
Iluka Resources Ltd.	744,490	2,782
Futuris Corp., Ltd.	1,110,685	2,218
Paperlinx Ltd.	850,838	2,023
Pacific Brands Ltd.	952,354	1,766
^ABC Learning Centres Ltd.	159,894	201
		3,525,069
China (0.0%)
^Parkson Retail Group Ltd.	396,000	3,742

Hong Kong (7.2%)
Sun Hung Kai
Properties Ltd.	5,559,644	97,163
Cheung Kong
Holdings Ltd.	6,107,086	95,389
Hong Kong Exchanges &
Clearing Ltd.	4,339,000	88,667
Hutchison Whampoa Ltd.	8,647,475	84,506
Hang Seng Bank Ltd.	3,102,166	61,976
Esprit Holdings Ltd.	4,248,078	52,313
Hong Kong &
China Gas Co., Ltd.	14,750,438	43,110
CLP Holdings Ltd.	5,373,705	42,636
Swire Pacific Ltd.
A Shares	3,343,000	39,124
Boc Hong Kong
Holdings Ltd.	15,011,800	38,741
Li & Fung Ltd.	9,089,450	37,499

			Market
			Value•
		Shares	($000)
	Hong Kong Electric
	Holdings Ltd.	5,628,050	35,315
	Hang Lung
	Properties Ltd.	8,403,720	34,118
	Henderson Land
	Development Co. Ltd.	4,354,593	33,311
	Bank of East Asia Ltd.	5,745,073	32,648
	Wharf Holdings Ltd.	5,586,903	28,254
	New World
	Development Co., Ltd.	9,797,146	25,319
	Tencent Holdings Ltd.	3,614,109	23,972
	Link REIT	8,671,500	20,760
	MTR Corp.	5,691,200	20,353
	Kerry Properties Ltd.	2,583,613	17,492
	Sino Land Co.	5,851,400	14,756
	Shangri-La Asia Ltd.	5,251,068	14,567
*	Foxconn International
	Holdings Ltd.	8,570,238	13,246
	^Cathay Pacific
	Airways Ltd.	5,596,500	11,633
	Kingboard Chemical
	Holdings Ltd.	2,377,000	11,217
	Hopewell Holdings Ltd.	2,556,800	11,127
	Wing Hang Bank Ltd.	718,009	9,592
	Hang Lung
	Development Co., Ltd.	1,754,000	9,439
	Pacific Basin Shipping Ltd.	5,127,000	9,370
	^Tingyi Holding Corp.	6,785,350	9,023
	Belle International
	Holdings Ltd.	8,321,000	8,860
	Hutchison
	Telecommunications
	International Ltd.	5,831,673	8,155
	Cheung Kong
	Infrastructure
	Holdings Ltd.	1,831,600	7,924
	Shui On Land Ltd.	7,624,243	7,577
	Hysan Development
	Co., Ltd.	2,530,811	7,342
	^Yue Yuen Industrial
	(Holdings) Ltd.	2,355,400	7,146
	Television Broadcasts Ltd.	1,159,796	6,661
	Shun Tak Holdings Ltd.	4,731,382	6,313
	PCCW Ltd.	9,506,769	6,142
	Wheelock and Co. Ltd.	1,847,000	5,800
	Lifestyle International
	Holdings, Ltd.	2,770,500	5,789
	ASM Pacific
	Technology Ltd.	790,000	5,381
*	Fosun International	6,509,000	5,201
	Orient Overseas
	International Ltd.	891,224	4,900
	Hong Kong Aircraft &
	Engineering Co., Ltd.	269,600	4,802

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	NWS Holdings Ltd.	1,631,000	4,495
*	Genting International PLC	9,867,000	4,426
	C C Land Holdings Ltd.	3,969,000	4,361
	Melco International
	Development Corp.	2,989,000	4,071
	Chinese Estates Holdings	2,334,000	3,672
	Lee & Man Paper
	Manufacturing Ltd.	1,603,200	2,985
	CITIC International
	Financial Holdings Ltd.	2,927,000	1,950
	Giordano International Ltd.	2,827,600	1,234
			1,191,823
Japan (66.6%)
	Toyota Motor Corp.	10,982,665	559,697
	Mitsubishi UFJ
	Financial Group	35,247,640	388,393
	Sumitomo Mitsui
	Financial Group, Inc.	26,666	229,472
	Nintendo Co.	402,120	222,281
	Canon, Inc.	4,327,849	217,594
	Honda Motor Co., Ltd.	6,326,504	201,919
	Mizuho Financial
	Group, Inc.	36,985	192,475
	Sony Corp.	4,072,164	187,745
	Matsushita Electric
	Industrial Co., Ltd.	7,960,563	185,805
	Takeda
	Pharmaceutical Co. Ltd.	3,426,947	181,186
	Mitsubishi Corp.	5,495,300	176,901
	Mitsui & Co., Ltd.	7,005,600	164,533
	Mitsubishi
	Estate Co., Ltd.	4,767,000	138,633
	Nippon Steel Corp.	23,471,343	132,112
	JFE Holdings, Inc.	2,367,900	130,088
	Millea Holdings, Inc.	3,010,300	127,587
	Tokyo Electric Power Co.	4,939,210	126,180
	Nomura Holdings Inc.	7,177,300	125,328
	Komatsu Ltd.	3,646,368	110,973
	East Japan Railway Co.	13,793	110,067
	Toshiba Corp.	12,474,000	103,556
	Shin-Etsu
	Chemical Co., Ltd.	1,665,200	103,109
	Seven and I
	Holdings Co., Ltd.	3,336,940	99,896
	NTT DoCoMo, Inc.	65,139	95,677
	Hitachi Ltd.	13,664,000	92,155
	Nippon Telegraph and
	Telephone Corp.	21,072	90,751
	Japan Tobacco, Inc.	18,255	88,767
	Mitsui Fudosan Co., Ltd.	3,397,557	85,856
	Astellas Pharma Inc.	2,000,298	82,341
	Fanuc Co., Ltd.	777,200	81,919
	Nissan Motor Co., Ltd.	9,169,120	81,766
	Mitsubishi Electric Corp.	7,839,000	80,319

			Market
			Value•
		Shares	($000)
	Daiichi Sankyo Co., Ltd.	2,832,536	78,048
	Fuji Photo Film Co., Ltd.	1,983,166	76,670
	Kansai Electric
	Power Co., Inc.	3,124,200	74,622
	Sumitomo Metal
	Industries Ltd.	16,571,000	69,796
	Denso Corp.	1,972,400	68,798
	Sharp Corp.	4,056,000	68,321
	Orix Corp.	373,866	67,635
	KDDI Corp.	10,006	64,278
	Itochu Corp.	6,109,000	63,983
	Chubu Electric Power Co.	2,685,800	63,075
	Central Japan Railway Co.	6,361	62,442
	Softbank Corp.	3,068,318	62,081
	Kyocera Corp.	659,700	60,930
	Mitsui OSK Lines Ltd.	4,404,000	60,806
	Mitsubishi Heavy
	Industries Ltd.	13,002,000	60,482
	Sumitomo Corp.	4,313,000	58,067
*	Mitsui Sumitomo
	Insurance Group
	Holdings, Inc.	1,450,665	57,756
	Kao Corp.	2,117,661	57,336
	Kirin Brewery Co., Ltd.	3,194,048	57,144
	Daiwa Securities
	Group Inc.	5,412,850	53,704
	Daikin Industries Ltd.	1,069,989	53,546
	Marubeni Corp.	6,686,000	53,215
	T & D Holdings, Inc.	799,510	51,207
	Fujitsu Ltd.	7,557,000	48,348
	Ricoh Co.	2,719,386	47,075
	Hoya Corp.	1,676,394	46,788
	Murata
	Manufacturing Co., Ltd.	868,155	46,093
	Asahi Glass Co., Ltd.	3,852,200	45,998
	Sumitomo Trust &
	Banking Co., Ltd.	5,095,959	45,818
	Bridgestone Corp.	2,473,859	45,531
	Tokyo Electron Ltd.	696,030	45,210
^	Resona Holdings Inc.	23,121	44,446
	Nippon Yusen Kabushiki
	Kaisha Co.	4,492,000	43,789
	Sumitomo Chemical Co.	6,380,000	41,444
	Sumitomo Metal
	Mining Co.	2,242,000	40,767
	Secom Co., Ltd.	852,000	39,962
	Tohoku Electric
	Power Co.	1,734,100	39,444
	Sumitomo Electric
	Industries Ltd.	3,042,500	39,266
	NEC Corp.	8,234,812	39,190
	Sumitomo Realty &
	Development Co.	1,544,972	38,726
	Aeon Co., Ltd.	2,597,700	38,082

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Sompo Japan
Insurance Inc.	3,407,000	37,960
Dai-Nippon
Printing Co., Ltd.	2,449,741	37,706
Inpex Holdings, Inc.	3,351	37,610
Nikon Corp.	1,299,718	37,555
Keyence Corp.	142,719	36,496
Eisai Co., Ltd.	1,022,500	36,223
Bank of Yokohama Ltd.	4,802,000	35,262
Kyushu Electric
Power Co., Inc.	1,539,000	35,030
Nippon Oil Corp.	5,049,479	34,799
Tokyo Gas Co., Ltd.	8,898,000	34,184
TDK Corp.	499,400	34,125
Terumo Corp.	684,359	33,877
Toray Industries, Inc.	5,400,740	33,789
Nidec Corp.	441,100	33,327
Asahi Breweries Ltd.	1,667,400	32,691
Kobe Steel Ltd.	10,742,095	32,213
Shiseido Co., Ltd.	1,330,724	32,045
Mitsubishi Chemical
Holdings Corp.	4,763,000	31,699
Kubota Corp.	4,455,000	31,213
Olympus Corp.	935,464	30,795
Yamada Denki Co., Ltd.	351,786	30,202
West Japan Railway Co.	6,896	29,899
Konica Minolta
Holdings, Inc.	1,941,500	29,257
Osaka Gas Co., Ltd.	8,163,000	29,131
Rohm Co., Ltd.	409,700	28,758
Shizuoka Bank Ltd.	2,337,000	28,691
Nitto Denko Corp.	669,700	27,738
Asahi Kasei Corp.	4,836,000	27,487
Office Building Fund of
Japan Inc.	2,080	27,302
SMC Corp.	233,377	27,276
Aisin Seiki Co., Ltd.	777,138	27,241
Yahoo Japan Corp.	61,343	27,209
Ajinomoto Co., Inc.	2,697,000	27,204
Japan Steel Works Ltd.	1,432,832	26,510
Toyoda Automatic
Loom Works Ltd.	727,000	25,359
Toppan Printing Co., Ltd.	2,270,000	25,346
Chiba Bank Ltd.	3,090,000	24,422
Kawasaki Kisen
Kaisha Ltd.	2,333,000	23,761
Tokyu Corp.	4,461,000	23,655
Shionogi & Co., Ltd.	1,213,362	23,434
Daiwa House
Industry Co., Ltd.	2,071,000	23,424
Yamato Holdings Co., Ltd.	1,578,000	23,108
Electric Power
Development Co., Ltd.	608,740	22,912
Mitsui Trust Holding Inc.	3,208,400	22,831

		Market
		Value•
	Shares	($000)
Kintetsu Corp.	6,597,150	22,768
Ibiden Co., Ltd.	520,939	22,732
Nippon Mining
Holdings Inc.	3,584,000	22,265
Hankyu Corp.	4,903,958	22,221
Mitsubishi
Materials Corp.	4,640,000	22,040
Nippon Electric
Glass Co., Ltd.	1,362,097	21,187
NTT Data Corp.	5,122	21,097
NGK Insulators Ltd.	1,087,534	20,946
Japan Real Estate
Investment Corp.	1,707	20,235
Fast Retailing Co., Ltd.	215,200	20,106
Sumitomo Heavy
Industries Ltd.	2,338,000	19,751
Sekisui House Ltd.	2,017,858	19,209
JS Group Corp.	1,080,208	18,817
Toyota Tsusho Corp.	862,404	18,534
Sojitz Holdings Corp.	4,758,200	18,328
Dentsu Inc.	7,901	18,217
Suzuki Motor Corp.	715,500	18,154
Omron Corp.	859,100	17,980
Nippon Express Co., Ltd.	3,233,000	17,907
Advantest Corp.	647,836	17,852
Credit Saison Co., Ltd.	664,252	17,830
Kuraray Co., Ltd.	1,476,000	17,596
^Shinsei Bank, Ltd.	3,993,046	17,574
Odakyu Electric
Railway Co.	2,541,000	17,324
Showa Denko K.K.	4,814,000	16,937
Tobu Railway Co., Ltd.	3,312,000	16,937
Matsushita Electric
Works, Ltd.	1,527,000	16,847
Rakuten, Inc.	26,569	16,597
JSR Corp.	727,200	16,423
Kurita Water
Industries Ltd.	457,700	16,370
* Sanyo Electric Co., Ltd.	6,472,000	16,149
Makita Corp.	467,500	16,090
Trend Micro Inc.	425,500	16,007
Chugai Pharmaceutical
Co., Ltd.	1,134,200	15,886
Mitsui Chemicals, Inc.	2,570,000	15,772
JGC Corp.	842,000	15,652
OJI Paper Co., Ltd.	3,460,740	15,625
Fukuoka Financial
Group, Inc.	3,138,600	15,602
Stanley Electric Co.	612,000	15,586
Hokkaido Electric
Power Co., Ltd.	742,361	15,563
Hirose Electric Co., Ltd.	130,200	15,460
Joyo Bank Ltd.	2,675,000	15,283

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Hokuhoku Financial
	Group, Inc.	4,808,400	15,255
	Daito Trust
	Construction Co., Ltd.	326,784	15,216
	Bank of Kyoto Ltd.	1,171,000	14,965
	NSK Ltd.	1,791,000	14,926
	Sony Financial
	Holdings, Inc.	3,532	14,925
	Kawasaki Heavy
	Industries Ltd.	5,769,000	14,901
	Yamaha Motor Co., Ltd.	757,000	14,629
*	Elpida Memory Inc.	394,200	14,429
	Casio Computer Co.	964,100	14,413
	Isuzu Motors Ltd.	2,929,000	14,189
*	Isetan Mitsukoshi
	Holdings Ltd.	1,339,680	14,082
	Yamaha Corp.	711,800	14,054
	Nipponkoa
	Insurance Co., Ltd.	1,426,000	13,977
	Seiko Epson Corp.	518,800	13,971
	Teijin Ltd.	3,601,000	13,970
	JTEKT Corp.	781,923	13,904
	Hitachi Construction
	Machinery Co.	436,378	13,785
	Ube Industries Ltd.	3,888,000	13,630
	Konami Corp.	378,849	13,630
	Sekisui Chemical Co.	1,861,000	13,601
	Keio Electric
	Railway Co., Ltd.	2,345,000	13,492
^	Takashimaya Co.	1,207,972	13,263
	Sankyo Co., Ltd.	218,300	13,149
	Tokyu Land Corp.	1,734,000	12,972
	Toyo Seikan Kaisha Ltd.	658,700	12,947
^	Nissin Food
	Products Co., Ltd.	361,900	12,772
	Shimano, Inc.	274,300	12,536
	NTN Corp.	1,624,000	12,498
	Benesse Corp.	281,157	12,409
	Chugoku Electric
	Power Co., Ltd.	563,500	12,406
	Amada Co., Ltd.	1,475,000	12,354
	Gunma Bank Ltd.	1,535,000	12,316
	Kajima Corp.	3,650,000	12,293
	Ohbayashi Corp.	2,491,000	12,101
	Nisshin Steel Co.	3,232,000	11,987
	Citizen Watch Co., Ltd.	1,388,300	11,905
	Marui Co., Ltd.	1,199,400	11,904
	Sumco Corp.	465,216	11,811
	Uni-Charm Corp.	167,700	11,683
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	235,280	11,549
	J. Front Retailing Co., Ltd.	1,739,400	11,533
	IHI Corp.	5,363,000	11,526
	Oriental Land Co., Ltd.	192,900	11,520

		Market
		Value•
	Shares	($000)
Yakult Honsha Co., Ltd.	427,900	11,448
^Keihin Electric Express
Railway Co., Ltd.	1,742,000	11,447
THK Co., Inc.	514,100	11,433
*^Mitsubishi Motors Corp.	7,232,000	11,420
The Suruga Bank, Ltd.	806,000	11,406
Shimizu Corp.	2,400,000	11,350
Nippon Sheet
Glass Co., Ltd.	2,445,000	11,264
The Hiroshima Bank, Ltd.	2,029,650	11,199
Taisho Pharmaceutical Co.	586,000	11,198
Mitsumi Electric Co., Ltd.	333,700	11,155
Lawson Inc.	254,800	11,028
Tanabe Seiyaku Co., Ltd.	910,000	10,907
The Hachijuni Bank Ltd.	1,631,550	10,819
Mitsubishi Gas
Chemical Co.	1,568,000	10,730
Shikoku Electric Power	377,200	10,725
Toho Co., Ltd.	461,500	10,556
Namco Bandai
Holdings Inc.	831,300	10,431
Ono Pharmaceutical
Co., Ltd.	196,200	10,414
Taisei Corp.	3,883,000	10,317
^All Nippon
Airways Co., Ltd.	2,608,000	10,238
Tokyo Tatemono Co., Ltd.	1,165,000	10,171
Susuken Co., Ltd.	267,220	10,105
MEDICEO
Holdings Co., Ltd.	593,461	10,036
Nomura Research
Institute, Ltd.	455,680	10,032
^SBI Holdings, Inc.	37,904	9,966
Mitsui Engineering &
Shipbuilding Co., Ltd.	3,042,000	9,948
^TonenGeneral Sekiyu K.K.	1,144,000	9,884
Sapporo Hokuyo
Holdings, Inc.	1,218	9,872
^Toto Ltd.	1,131,000	9,700
Toyoda Gosei Co., Ltd.	263,800	9,641
Yokogawa Electric Corp.	874,497	9,564
Promise Co., Ltd.	301,300	9,548
Nippon Meat Packers, Inc.	741,000	9,520
NGK Spark Plug Co.	699,682	9,423
Furukawa Electric Co.	2,587,000	9,398
Nippon Sanso Corp.	1,146,000	9,369
Yaskawa Electric Corp.	922,380	9,352
Leopalace21 Corp.	519,500	9,190
Nippon Paper Group, Inc.	3,658	9,171
NOK Corp.	458,300	9,094
Fuji Electric
Holdings Co., Ltd.	2,276,000	8,962
Minebea Co., Ltd.	1,462,000	8,944
Kyowa Hakko Kogyo Co.	975,589	8,837

38

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Hokuriku Electric
Power Co.	358,400	8,664
Ushio Inc.	454,200	8,627
*^Japan Airlines
System Co.	3,661,000	8,625
* Jupiter
Telecommunications
Co., Ltd.	9,847	8,526
Kaneka Corp.	1,229,982	8,494
The Nishi-Nippon
City Bank, Ltd.	2,751,307	8,446
Nisshin Seifun Group Inc.	783,100	8,409
77 Bank Ltd.	1,406,000	8,402
Taiheiyo Cement Corp.	3,658,000	8,377
Japan Retail Fund
Investment Corp.	1,414	8,374
FamilyMart Co., Ltd.	238,300	8,369
Dai-Nippon Ink &
Chemicals, Inc.	2,582,000	8,367
Yamato Kogyo Co., Ltd.	176,400	8,364
Hitachi Chemical Co., Ltd.	421,000	8,294
Aioi Insurance Co., Ltd.	1,302,000	8,231
Kamigumi Co., Ltd.	1,060,000	8,192
Tokuyama Corp.	895,000	8,125
Mazda Motor Corp.	1,866,000	8,114
Showa Shell Sekiyu K.K.	764,500	8,090
AEON Mall Co., Ltd.	257,100	8,071
Japan Petroleum
Exploration Co., Ltd.	115,785	8,033
Nissan Chemical
Industries, Ltd.	600,000	7,953
Mitsui Mining &
Smelting Co., Ltd.	2,335,000	7,950
Shimamura Co., Ltd.	88,800	7,883
Nitori Co., Ltd.	149,718	7,881
Alfresa Holdings Corp.	111,400	7,857
^Sapporo Holdings Ltd.	1,041,000	7,755
Nomura Real Estate
Office Fund, Inc.	974	7,745
Toyota Boshoku Corp.	267,200	7,642
Dowa Mining Co., Ltd.	1,115,000	7,552
Tosoh Corp.	1,952,000	7,529
Cosmo Oil Co., Ltd.	2,234,000	7,417
Santen
Pharmaceutical Co., Ltd.	299,500	7,402
Daido Steel Co., Ltd.	1,322,000	7,364
Shinko Securities Co., Ltd.	2,146,000	7,331
NTT Urban
Development Corp.	4,676	7,255
Japan Prime Realty
Investment Corp.	2,290	7,236
Denki Kagaku Kogyo K.K.	1,946,000	7,222
Uny Co., Ltd.	728,000	7,166
Kikkoman Corp.	599,000	7,162

		Market
		Value•
	Shares	($000)
Mitsubishi Rayon Co., Ltd.	2,187,000	7,113
USS Co., Ltd.	99,730	7,082
^Oracle Corp. Japan	155,000	7,015
Brother Industries Ltd.	536,400	6,996
Idemitsu Kosan Co. Ltd.	81,147	6,930
Square Enix Co., Ltd.	205,900	6,719
Nisshinbo Industries, Inc.	606,000	6,673
Hino Motors, Ltd.	1,051,000	6,639
Okuma Corp.	582,711	6,638
Asics Corp.	651,139	6,601
Meiji Dairies Corp.	1,069,000	6,567
Daicel Chemical
Industries Ltd.	1,110,000	6,566
Keisei Electric
Railway Co., Ltd.	1,189,000	6,549
Alps Electric Co., Ltd.	697,900	6,536
Onward
Kashiyama Co., Ltd.	563,000	6,404
Toyo Suisan Kaisha, Ltd.	360,000	6,398
Tokyo Steel
Manufacturing Co.	440,600	6,390
Mitsubishi Logistics Corp.	465,000	6,349
Pioneer Corp.	638,300	6,316
Fujikura Ltd.	1,424,000	6,247
Sumitomo Rubber
Industries Ltd.	697,000	6,114
Kansai Paint Co., Ltd.	887,000	6,097
Canon Sales Co. Inc.	308,000	5,983
SBI E*Trade
Securities Co., Ltd.	6,313	5,874
Hakuhodo DY Holdings Inc.	94,900	5,767
Mabuchi Motor Co.	114,900	5,712
^Ebara Corp.	1,550,000	5,616
Aeon Credit
Service Co. Ltd.	352,290	5,607
Hitachi
High-Technologies Corp.	278,775	5,571
CSK Corp.	255,200	5,426
Aoyama Trading Co., Ltd.	232,200	5,271
Obic Co., Ltd.	28,450	5,259
Tokai Rika Co., Ltd.	210,924	5,166
Fuji Heavy Industries Ltd.	1,197,000	5,152
^Coca-Cola
West Japan Co., Ltd.	226,400	5,126
^Osaka Titanium
Technologies Co.	75,126	5,117
JAFCO Co., Ltd.	127,700	5,100
Hitachi Metals Ltd.	335,000	5,030
Otsuka Corp.	64,464	4,954
Taiyo Yuden Co., Ltd.	415,000	4,799
^Yamazaki Baking Co., Ltd.	450,000	4,788
Daihatsu Motor Co., Ltd.	392,000	4,689
Kinden Corp.	486,000	4,605

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Nomura Real Estate
Holdings Inc.	213,000	4,335
NHK Spring Co.	592,000	4,257
^Mizuho Trust &
Banking Co., Ltd.	2,541,000	4,202
^Ito En, Ltd.	239,700	4,171
Tokyo Broadcasting
System, Inc.	154,500	4,116
Hikari Tsushin, Inc.	106,400	3,908
^Aozora Bank, Ltd.	1,258,000	3,870
Itochu Techno-
Science Corp.	122,500	3,867
Shinko Electric
Industries Co., Ltd.	275,453	3,806
Nippon Shokubai Co., Ltd.	518,000	3,767
ZEON Corp.	694,527	3,515
Matsui Securities Co., Ltd.	491,900	3,459
^Meiji Seika Kaisha Ltd.	669,000	3,427
Ryohin Keikaku Co., Ltd.	50,100	3,327
^Toho Titanium Co., Ltd.	111,142	2,896
Hitachi Cable Ltd.	687,000	2,740
Glory Ltd.	119,600	2,694
*^Oki Electric
Industry Co. Ltd.	1,168,000	2,546
^Wacoal Corp.	177,000	2,545
Dai Nippon
Pharmaceutical Co., Ltd.	328,000	2,517
Sega Sammy Holdings Inc.	203,232	2,474
Nichirei Corp.	520,000	2,455
Shimachu Co.	87,636	2,412
Rinnai Corp.	72,000	2,312
House Foods Industry Corp.	146,300	2,278
Takara Holdings Inc.	330,000	2,222
Komori Corp.	107,100	2,120
^OSG Corp.	150,111	2,114
Asatsu-DK Inc.	68,500	2,076
Nippon Kayaku Co., Ltd.	294,000	2,050
Daifuku Co., Ltd.	161,427	2,024
Comsys Holdings Corp.	221,000	1,999
* K.K. DaVinci Advisors	2,080	1,996
Hankyu Department
Stores, Inc.	267,000	1,940
^Toda Corp.	398,000	1,937
Q.P. Corp.	191,600	1,927
Seino
Transportation Co., Ltd.	276,000	1,845
Meitec Corp.	63,800	1,829
Takefuji Corp.	73,760	1,745
Sanwa Shutter Corp.	410,000	1,710
Gunze Ltd.	346,000	1,642
Sumitomo Osaka
Cement Co., Ltd.	729,000	1,597
eAccess Ltd.	2,487	1,594
Autobacs Seven Co., Ltd.	60,600	1,584

		Market
		Value•
	Shares	($000)
EDION Corp.	149,545	1,519
^Okumura Corp.	303,000	1,498
Matsumotokiyoshi
Holdings Co., Ltd.	71,100	1,490
Nippon Light Metal Co.	978,000	1,488
Kokuyo Co., Ltd.	158,700	1,397
^Tokyo Seimitsu Co., Ltd.	68,566	1,372
Kose Corp.	63,170	1,370
Circle K Sunkus Co., Ltd.	89,900	1,367
*^Access Co., Ltd.	446	1,264
Nishimatsu Construction Co.	549,000	1,240
Central Glass Co., Ltd.	326,000	1,236
^Aderans Co. Ltd.	63,300	1,198
Sanken Electric Co., Ltd.	202,000	1,123
^Fuji Soft ABC Inc.	57,000	1,101
Acom Co., Ltd.	33,660	1,041
Round One Corp.	660	800
Aiful Corp.	38,150	744
Fuji Television Network, Inc.	210	345
*^The Goodwill Group, Inc.	2,654	323
Chiyoda Corp.	39,000	294
* Dowa Mining Co., Ltd.
Rights Exp. 1/29/10	805,000	270
Haseko Corp.	179,655	261
*^NEC Electronics Corp.	10,500	214
Urban Corp.	21,300	117
		11,018,768
New Zealand (0.4%)
^Telecom Corp. of
New Zealand Ltd.	7,390,756	21,799
Fletcher Building Ltd.	2,038,794	13,649
Contact Energy Ltd.	1,170,921	8,876
Auckland International
Airport Ltd.	3,993,703	6,654
Sky City Entertainment
Group Ltd.	1,939,713	6,054
Fisher & Paykel
Healthcare Corp. Ltd.	1,009,673	2,107
Kiwi Income Property Trust	1,357,270	1,308
Sky Network Television Ltd.	368,919	1,284
Fisher & Paykel
Appliances Holdings Ltd.	512,656	970
Vector Ltd.	474,018	764
		63,465
Singapore (3.8%)
Singapore
Telecommunications Ltd.	32,286,290	92,202
United Overseas Bank Ltd.	4,944,567	74,316
DBS Group Holdings Ltd.	4,617,161	67,553
Oversea-Chinese
Banking Corp., Ltd.	10,146,068	66,367
Capitaland Ltd.	7,064,895	35,607
Keppel Corp., Ltd.	4,499,500	34,444

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Singapore Airlines Ltd.	2,165,010	25,502
Singapore Exchange Ltd.	3,247,894	20,609
Singapore Press
Holdings Ltd.	6,247,833	20,522
City Developments Ltd.	2,029,412	18,160
Singapore Technologies
Engineering Ltd.	5,455,407	12,988
CapitaMall Trust	4,718,148	12,143
Fraser & Neave Ltd.	3,382,500	11,977
Sembcorp Industries Ltd.	3,620,393	11,184
ComfortDelGro Corp. Ltd.	7,627,586	9,851
SembCorp Marine Ltd.	3,368,800	9,202
Venture Corp. Ltd.	951,250	7,777
Ascendas REIT	4,035,000	7,703
Cosco Corp.
Singapore Ltd.	3,186,000	7,416
Jardine Cycle N
Carriage Ltd.	573,128	7,035
Noble Group Ltd.	4,173,000	6,859
Keppel Land Ltd.	1,466,000	6,582
Capitacommercial Trust	3,948,365	6,538
Parkway Holdings Ltd.	2,502,072	6,499
United Overseas Land Ltd.	2,101,556	5,871
* Wilmar International Ltd.	1,690,000	5,759
Olam International Ltd.	2,795,100	5,552
Neptune Orient Lines Ltd.	1,797,000	4,261
Yanlord Land Group Ltd.	1,872,000	3,247
Allgreen Properties Ltd.	2,933,500	2,789
Singapore Land Ltd.	509,000	2,714
Singapore Post Ltd.	2,730,800	2,338
Singapore
Petroleum Co. Ltd.	343,000	1,831
SMRT Corp. Ltd.	1,293,000	1,717
Wing Tai Holdings Ltd.	975,000	1,440
Haw Par Brothers
International Ltd.	197,193	1,092
		617,647
Total Common Stocks
(Cost $13,710,838)		16,420,514

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
2	Vanguard Market
	Liquidity Fund, 2.304%	32,247,474	32,247
2	Vanguard Market
	Liquidity Fund,
	2.304%—Note E	329,970,060	329,970
			362,217
		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	2.116%, 8/29/08	10,000	9,932
Total Temporary Cash Investments
(Cost $372,149)			372,149
Total Investments (101.5%)
(Cost $14,082,987)			16,792,663
Other Assets and Liabilities (–1.5%)
Other Assets—Note B			190,959
Security Lending Collateral
	Payable to Brokers—Note E		(329,970)
Other Liabilities			(114,229)
			(253,240)
Net Assets (100%)			16,539,423

Pacific Stock Index Fund

At April 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	14,115,814
Overdistributed Net Investment Income	(49,382)
Accumulated Net Realized Losses	(241,785)
Unrealized Appreciation (Depreciation)
Investment Securities	2,709,676
Futures Contracts	8,692
Foreign Currencies and
Forward Currency Contracts	(3,592)
Net Assets	16,539,423

Investor Shares—Net Assets
Applicable to 874,370,876 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,958,245
Net Asset Value Per Share— Investor Shares	$12.53

Admiral Shares—Net Assets
Applicable to 14,542,342 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,193,552
Net Asset Value Per Share— Admiral Shares	$82.07

Signal Shares—Net Assets
Applicable to 9,233,514 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	263,238
Net Asset Value Per Share— Signal Shares	$28.51

Institutional Shares—Net Assets
Applicable to 195,410,340 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,453,129
Net Asset Value Per Share— Institutional Shares	$12.55

ETF Shares—Net Assets
Applicable to 25,177,253 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,671,259
Net Asset Value Per Share— ETF Shares	$66.38

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $9,932,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	195,462
Interest[2]	1,950
Security Lending	3,648
Total Income	201,060
Expenses
The Vanguard Group—Note B
Investment Advisory Services	182
Management and Administrative—Investor Shares	7,800
Management and Administrative—Admiral Shares	373
Management and Administrative—Signal Shares	88
Management and Administrative—Institutional Shares	430
Management and Administrative—ETF Shares	387
Marketing and Distribution—Investor Shares	1,440
Marketing and Distribution—Admiral Shares	120
Marketing and Distribution—Signal Shares	16
Marketing and Distribution—Institutional Shares	333
Marketing and Distribution—ETF Shares	193
Custodian Fees	1,751
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	8
Total Expenses	13,207
Net Investment Income	187,853
Realized Net Gain (Loss)
Investment Securities Sold	(144,360)
Futures Contracts	(21,168)
Foreign Currencies and Forward Currency Contracts	13,923
Realized Net Gain (Loss)	(151,605)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,635,150)
Futures Contracts	5,228
Foreign Currencies and Forward Currency Contracts	(4,376)
Change in Unrealized Appreciation (Depreciation)	(1,634,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,598,050)

1 Dividends are net of foreign withholding taxes of $9,576,000.

2 Interest income from an affiliated company of the fund was $1,828,000.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	187,853	260,891
Realized Net Gain (Loss)	(151,605)	30,327
Change in Unrealized Appreciation (Depreciation)	(1,634,298)	2,252,375
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,598,050)	2,543,593
Distributions
Net Investment Income
Investor Shares	(247,822)	(176,611)
Admiral Shares	(29,349)	(25,966)
Signal Shares	(6,128)	—
Institutional Shares	(59,339)	(42,679)
ETF Shares	(34,784)	(18,129)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(377,422)	(263,385)
Capital Share Transactions—Note F
Investor Shares	993,725	1,937,377
Admiral Shares	54,812	(42,070)
Signal Shares	46,717	242,515
Institutional Shares	47,335	573,669
ETF Shares	329,394	628,365
Net Increase (Decrease) from Capital Share Transactions	1,471,983	3,339,856
Total Increase (Decrease)	(503,489)	5,620,064
Net Assets
Beginning of Period	17,042,912	11,422,848
End of Period[1]	16,539,423	17,042,912

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($49,382,000) and $131,063,000.

Pacific Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.19	$12.13	$10.39	$8.63	$7.80	$5.90
Investment Operations
Net Investment Income	.152	.236	.19	.156	.121	.082
Net Realized and Unrealized Gain (Loss)
on Investments	(1.509)	2.091	1.71	1.761	.814	1.885
Total from Investment Operations	(1.357)	2.327	1.90	1.917	.935	1.967
Distributions
Dividends from Net Investment Income	(.303)	(.267)	(.16)	(.157)	(.105)	(.067)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.303)	(.267)	(.16)	(.157)	(.105)	(.067)
Net Asset Value, End of Period	$12.53	$14.19	$12.13	$10.39	$8.63	$7.80

Total Return[1]	–9.59%	19.52%	18.39%	22.48%	12.15%	33.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,958	$11,281	$7,814	$5,202	$3,471	$2,265
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.22%	0.27%	0.32%	0.34%	0.39%
Ratio of Net Investment Income to
Average Net Assets	2.38%*	1.80%	1.73%	1.76%	1.57%	1.49%
Portfolio Turnover Rate[2]	5%*	3%	2%	7%	3%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$92.94	$79.43	$68.05	$56.47	$51.05	$38.63
Investment Operations
Net Investment Income	1.03	1.613	1.302	1.069	.835	.575
Net Realized and Unrealized Gain (Loss)
on Investments	(9.84)	13.714	11.185	11.583	5.318	12.318
Total from Investment Operations	(8.81)	15.327	12.487	12.652	6.153	12.893
Distributions
Dividends from Net Investment Income	(2.06)	(1.817)	(1.107)	(1.072)	(.733)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.06)	(1.817)	(1.107)	(1.072)	(.733)	(.473)
Net Asset Value, End of Period	$82.07	$92.94	$79.43	$68.05	$56.47	$51.05

Total Return[1]	–9.50%	19.64%	18.46%	22.68%	12.23%	33.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,194	$1,292	$1,128	$720	$314	$198
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.12%	0.17%	0.20%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.47%*	1.90%	1.83%	1.90%	1.69%	1.59%
Portfolio Turnover Rate[2]	5%*	3%	2%	7%	3%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Signal Shares
	Six Months	June 4,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$32.28	$30.53
Investment Operations
Net Investment Income	.354	.25
Net Realized and Unrealized Gain (Loss) on Investments	(3.415)	1.50
Total from Investment Operations	(3.061)	1.75
Distributions
Dividends from Net Investment Income	(.709)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.709)	—
Net Asset Value, End of Period	$28.51	$32.28

Total Return[2]	–9.51%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$263	$247
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%*
Ratio of Net Investment Income to Average Net Assets	2.47%*	1.90%*
Portfolio Turnover Rate[3]	5%*	3%

1 Inception.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.22	$12.15	$10.41	$8.64	$7.81	$5.91
Investment Operations
Net Investment Income	.159	.251	.206	.18	.134	.090
Net Realized and Unrealized Gain (Loss)
on Investments	(1.511)	2.102	1.710	1.76	.814	1.885
Total from Investment Operations	(1.352)	2.353	1.916	1.94	.948	1.975
Distributions
Dividends from Net Investment Income	(.318)	(.283)	(.176)	(.17)	(.118)	(.075)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.318)	(.283)	(.176)	(.17)	(.118)	(.075)
Net Asset Value, End of Period	$12.55	$14.22	$12.15	$10.41	$8.64	$7.81

Total Return[1]	–9.53%	19.72%	18.52%	22.74%	12.32%	33.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,453	$2,720	$1,788	$1,280	$754	$369
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.12%	0.14%	0.17%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.49%*	1.93%	1.88%	1.95%	1.76%	1.70%
Portfolio Turnover Rate[2]	5%*	3%	2%	7%	3%	3%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Pacific Stock Index Fund

ETF Shares
	Six Months			March 4,
	Ended		Year Ended	2005[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	.833	1.314	1.06	.75
Net Realized and Unrealized Gain (Loss) on Investments	(7.954)	11.089	9.02	3.63
Total from Investment Operations	(7.121)	12.403	10.08	4.38
Distributions
Dividends from Net Investment Income	(1.669)	(1.473)	(.93)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.669)	(1.473)	(.93)	—
Net Asset Value, End of Period	$66.38	$75.17	$64.24	$55.09

Total Return	–9.50%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,671	$1,503	$693	$164
Ratio of Total Expenses to Average Net Assets	0.11%*	0.12%	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	2.47%*	1.90%	1.82%	1.89%*
Portfolio Turnover Rate[2]	5%*	3%	2%	7%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund

Pacific Stock Index Fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $1,327,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pacific Stock Index Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2008, the fund realized net foreign currency gains of $2,469,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $6,655,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $183,858,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $79,725,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, and $4,674,000 through October 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At April 30, 2008, the cost of investment securities for tax purposes was $14,266,845,000. Net unrealized appreciation of investment securities for tax purposes was $2,525,818,000, consisting of unrealized gains of $3,181,561,000 on securities that had risen in value since their purchase and $655,743,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Topix Index	724	93,730	7,112
ASX 200 Index	231	30,481	1,580

At April 30, 2008, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
		Contract Amount (000)			(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/25/2008	AUD	30,017	USD	28,081	438
6/18/2008	JPY	2,531,042	USD	24,293	(150)

AUD—Australian dollar.

JPY—Japanese yen.

USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $3,880,000 resulting from the translation of other assets and liabilities at April 30, 2008.

D. During the six months ended April 30, 2008, the fund purchased $1,653,536,000 of investment securities and sold $377,438,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2008, was $313,649,000, for which the fund received cash collateral of $329,970,000.

Pacific Stock Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,236,227	99,346	2,509,485	193,872
Issued in Lieu of Cash Distributions	244,964	19,319	174,133	14,134
Redeemed[1]	(487,466)	(39,469)	(746,241)	(57,211)
Net Increase (Decrease)—Investor Shares	993,725	79,196	1,937,377	150,795
Admiral Shares
Issued	128,980	1,575	364,227	4,302
Issued in Lieu of Cash Distributions	24,546	296	22,198	275
Redeemed[1]	(98,714)	(1,231)	(428,495)	(4,870)
Net Increase (Decrease)—Admiral Shares	54,812	640	(42,070)	(293)
Signal Shares
Issued	74,652	2,555	249,314	7,875
Issued in Lieu of Cash Distributions	5,089	176	—	—
Redeemed[1]	(33,024)	(1,153)	(6,799)	(220)
Net Increase (Decrease)—Signal Shares	46,717	1,578	242,515	7,655
Institutional Shares
Issued	285,046	23,098	963,535	73,688
Issued in Lieu of Cash Distributions	51,874	4,047	36,590	2,965
Redeemed[1]	(289,585)	(23,045)	(426,456)	(32,512)
Net Increase (Decrease)—Institutional Shares	47,335	4,100	573,669	44,141
ETF Shares
Issued	329,394	5,185	628,365	9,203
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	329,394	5,185	628,365	9,203

1 Net of redemption fees of $509,000 and $508,000 (fund totals).

Emerging Markets Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	964	928	2,230
Turnover Rate	15%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.33%[3]
Admiral Shares	0.21%[3]
Signal Shares	0.21%[3]
Institutional Shares	0.16%[3]
ETF Shares	0.21%[3]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	4.8%	4.9%	8.8%
Consumer Staples	4.4	4.4	7.9
Energy	18.0	18.0	12.2
Financials	21.1	21.1	23.6
Health Care	1.6	1.6	6.6
Industrials	8.7	8.6	11.1
Information Technology	11.0	10.9	9.1
Materials	16.1	16.1	10.2
Telecommunication Services	11.1	11.2	5.8
Utilities	3.2	3.2	4.7

Volatility Measures[4]
	Fund Versus	Fund Versus
	Spliced Index[5]	Broad Index[2]
R-Squared	0.98	0.87
Beta	0.97	1.48

Ten Largest Holdings[6] (% of total net assets)

Petroleo Brasileiro SA	integrated oil and gas	4.3%
OAO Gazprom Sponsored ADR	integrated oil and gas	3.6
Companhia Vale do Rio Doce	diversified metals and mining	3.3
China Mobile (Hong Kong) Ltd.	wireless telecommunication services	2.9
Samsung Electronics Co., Ltd.	semiconductors	2.5
America Movil SA de CV	wireless telecommunication services	1.5
Taiwan Semiconductor Manufacturing Co., Ltd.	semiconductors	1.3
LUKOIL Sponsored ADR	integrated oil and gas	1.2
Reliance Industries Ltd.	oil and gas refining and marketing	1.2
POSCO	steel	1.0
Top Ten		22.8%

1 MSCI Emerging Markets Index.

2 MSCI All Country World Index ex USA.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

5 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Index in USD thereafter.

6 The holdings listed exclude any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Brazil	15.7%	15.3%
China	15.1	14.9
South Korea	13.7	13.7
Taiwan	11.4	11.3
Russia	9.5	9.5
India	7.2	7.2
South Africa	6.6	6.5
Mexico	4.7	4.7
Malaysia	2.4	2.4
Israel	2.4	2.3
Poland	1.7	1.6
Indonesia	1.5	1.5
Thailand	1.5	1.4
Chile	1.4	1.3
Turkey	1.3	1.3
Other Emerging Markets	3.9	5.1

1 MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[3]	5/4/1994	21.69%	34.96%	13.06%
Fee-Adjusted Returns[4]		20.49	34.70	12.96
Admiral Shares	6/23/2006	21.87	31.24[5]	—
Fee-Adjusted Returns[4]		20.67	30.51[5]	—
Signal Shares	1/19/2007	21.83	21.27[5]	—
Fee-Adjusted Returns[4]		20.63	20.27[5]	—
Institutional Shares	6/22/2000	21.93	35.16	15.76[5]
Fee-Adjusted Returns[4]		20.73	34.90	15.62[5]
ETF Shares	3/4/2005
Market Price		21.82	24.60[5]	—
Net Asset Value		21.84	24.50[5]	—

1 Six months ended April 30, 2008.

2 Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index in USD thereafter.

3 Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

5 Return since inception.

Note: See Financial Highlights tables on pages 75–79 for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Argentina (0.5%)
	Tenaris SA ADR	977,160	51,799
	Tenaris SA	1,531,436	41,245
	Siderar SA Class A	883,933	7,209
	Banco Macro
	Bansud SA ADR	301,824	6,821
*	Telecom Argentina SA ADR	334,130	5,867
	Petrobras Energia
	Participaciones SA ADR	474,228	5,743
*	Telecom Argentina SA	1,507,786	5,362
	Petrobras Energia
	Participaciones SA	3,164,909	3,892
	Cresud SA ADR	154,892	2,532
*^	Grupo Financiero
	Galicia SA ADR	343,098	2,151
	BBVA Banco
	Frances SA ADR	243,194	1,547
	Solvay Indupa S.A.I.C.	782,532	1,459
*	IRSA Inversiones y
	Representaciones
	SA GDR	87,639	1,220
	BBVA Banco Frances SA	424,248	925
*	Transportadora
	de Gas Sur SA	953,920	826
*	IRSA Inversiones y
	Representaciones SA	563,918	791
*^	Transportadora
	de Gas del SA ADR	148,666	632
	Cresud SA	209,663	350
			140,371
Brazil (15.7%)
	Petroleo Brasileiro SA Pfd.	18,638,312	477,003
	Petroleo Brasileiro SA	13,450,296	413,575
	Companhia Vale do Rio
	Doce Pfd. Class A	11,030,118	355,947
	Companhia Vale do
	Rio Doce	7,760,370	305,942
	Banco Bradesco SA	8,576,700	198,654

			Market
			Value•
		Shares	($000)
	Banco Itau Holding
	Financeira SA	5,674,600	164,380
	Petroleo Brasileiro SA
	Series A ADR	1,125,488	113,787
	Petroleo Brasileiro SA ADR	836,321	101,546
	Companhia Vale do Rio
	Doce Sponsored ADR	3,095,124	98,549
	Unibanco-Uniao de
	Bancos Brasileiros SA	6,197,183	92,462
	Companhia Siderurgica
	Nacional SA	2,082,760	91,219
	Usiminas-Usinas
	Siderugicas de Minas
	Gerais SA Pfd.	1,860,955	89,454
	Companhia Vale do
	Rio Doce ADR	2,174,691	84,987
	Companhia de Bebidas
	das Americas Pfd.	1,113,009	82,562
	Gerdau SA Pfd.	1,824,700	72,233
	Itausa-Investimentos
	Itau SA	7,524,885	49,798
	Banco Bradesco SA ADR	2,168,658	48,968
	Banco Itau Holding
	Financeira SA ADR	1,523,373	42,731
	Tele Norte Leste
	Participacoes SA Pfd.	1,678,763	38,278
	Redecard SA	1,964,563	36,639
	All America Latina
	Logistica	2,772,313	36,193
	Companhia Energetica
	de Minas Gerais Pfd.	1,738,406	36,134
	Bovespa Holding SA	2,090,887	31,762
	Companhia Siderurgica
	Nacional SA ADR	625,926	27,009
	Uniao de Bancos
	Brasileiros SA GDR	184,175	26,781
*	MMX Mineracao e
	Metalicos SA	790,461	26,536
	Vivo Participacoes SA Pfd.	3,735,570	26,519
	Bradespar SA Pfd.	840,311	24,787

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Metalurgica Gerdau SA	462,181	24,357
	Centrais Electricas
	Brasileiras SA	1,651,191	24,338
	Usinas Siderurgicas
	de Minas Gerais SA	466,533	23,088
	Bolsa de Mercadorias
	e Futuros	2,261,031	22,988
	Empresa Brasileira
	de Aeronautica SA	2,119,449	22,187
	CPFL Energia SA	890,789	22,053
	Votorantim Celulose e
	Papel SA Pfd.	693,669	22,034
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,416,419	21,891
	Cyrela Brazil Realty SA	1,317,358	21,834
	Banco do Brasil SA	1,228,065	21,278
	Lojas Renner SA	873,185	20,398
	Perdigao SA	742,262	20,206
	Ultrapar Participacoes S.A.	560,479	20,107
	Telmar Norte Leste SA	346,800	19,973
	Brasil Telecom
	Participacoes SA Pfd.	1,252,126	19,247
	Aracruz Celulose SA Pfd.
	B Shares	2,307,505	18,644
*	Net Servicos
	de Comunicacao SA	1,312,941	17,970
*	CESP–Companhia
	Energetica de Sao Paulo	1,097,080	17,510
	Suzano Papel e Celulose SA	995,359	17,306
	Companhia de
	Concessoes Rodoviarias	883,640	17,038
	Lojas Americanas SA Pfd.	2,302,798	16,902
	Brasil Telecom SA Pfd.	1,393,632	16,769
	Gerdau SA ADR	427,377	16,552
	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo	643,882	16,390
	Souza Cruz SA	556,815	15,677
	Electropaulo
	Metropolitana SA	696,313	15,596
	Gafisa SA	693,121	15,145
	Tele Norte Leste
	Participacoes SA	487,281	14,687
	Fertilizantes Fosfatados S.A.	236,458	13,984
*	GVT Holding SA	572,728	13,920
	Gerdau SA	435,025	13,826
	Tractebel Energia SA	980,909	13,768
	B2W Com Global Do Varejo	407,054	13,493
	Tim Participacoes SA Pfd.	3,939,132	13,366
	Sadia SA Pfd.	1,812,877	13,284
	Brasil Telecom
	Participacoes SA	402,528	13,075

			Market
			Value•
		Shares	($000)
	Embraer-Empresa
	Brasileira de Aeronautica
	SA ADR	302,253	12,598
	Klabin SA	3,166,853	12,517
	Cosan SA Industria e
	Comercio	700,750	12,340
	Tam SA	501,645	11,698
*	JBS SA	2,142,847	11,319
	Natura Cosmeticos SA	944,989	10,916
	Duratex SA Pfd.	522,792	10,816
	Braskem SA	1,267,124	10,787
	Aracruz Celulose SA ADR	124,471	10,032
	MRV Engenharia e
	Participacoes SA	497,414	10,025
	Localiza Rent a Car SA	753,040	9,831
	Banco do Estado do Rio
	Grande do Sul SA	1,528,067	9,469
	Companhia Paranaense
	de Energia-COPEL	535,539	9,456
	Energias do Brasil SA	503,395	8,528
	Companhia de Bebidas
	das Americas ADR	113,239	8,300
	Companhia Brasileira de
	Distribuicao Grupo Pao
	de Acucar ADR	160,443	7,299
	Companhia Energetica
	de Minas Gerais ADR	331,543	6,800
	Gol–Linhas Aereas
	Inteligentes SA Pfd.	420,760	6,784
	Sadia SA ADR	291,229	6,401
	Brasil Telecom
	Participacoes SA ADR	77,068	5,831
	Tele Norte Leste
	Participacoes ADR	249,686	5,720
	Companhia Brasileira de
	Distribuicao Grupo
	Pao de Acucar Pfd.	245,669	5,616
	Companhia de
	Saneamento Basico do
	Estado de Sao Paulo ADR	104,934	5,313
	^Companhia Paranaense
	de Energia–COPEL ADR	239,875	4,174
	Diagnosticos da America	135,559	3,083
	Tim Participacoes SA ADR	67,635	2,271
	Banco Nossa Caixa SA	136,722	2,089
	Companhia de Tecidos
	Norte de Minas Pfd.	326,520	1,493
*	JBS SA Rights Exp. 5/13/08	714,889	723
*	Itausa-Investimentos Itau
	SA Rights Exp. 6/2/08	55,516	100
*	Vivo Participacoes SA ADR	9,939	67
	Votorantim Celulose e
	Papel SA ADR	2,038	65
	Braskem SA ADR	2,279	38

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Companhia Brasileira
	de Distribuicao Grupo
	Pao de Acucar Pfd.
	Rights Exp. 5/9/08	8,295	6
*	Companhia de Bebidas
	das Americas Pfd.
	Rights Exp. 5/29/08	7,961	2
*	Tim Participacoes Pfd.
	Rights Exp. 5/14/08	16,514	1
			4,067,824
Chile (1.3%)
	Empresas Copec SA	3,323,573	55,376
	Empresa Nacional
	de Electricidad SA	17,984,757	28,291
	Enersis SA	71,442,079	26,898
	Empresas CMPC SA	667,616	25,428
	Cencosud SA	5,792,949	24,317
	Sociedad Quimica y
	Minera de Chile SA	744,957	21,358
	CAP SA	556,421	18,541
	Lan Airlines SA	988,801	13,094
	Empresa Nacional de
	Telecomunicaciones SA	712,585	12,167
	S.A.C.I. Falabella, SA	2,129,135	11,559
	Banco Santander
	Chile SA	201,036,381	10,135
	Empresa Nacional de
	Electricidad SA ADR	209,794	9,888
	Enersis SA ADR	503,663	9,509
	Banco Santander
	Chile SA ADR	164,751	8,653
	Colburn SA	44,748,578	7,746
	Banco de Credito e
	Inversiones	227,409	7,332
	Compania Cervecerias
	Unidas SA	967,058	6,968
	Compania de
	Telecomunicaciones
	de Chile SA	3,306,941	6,447
	Distribucion y
	Servicio D&S SA	14,026,707	5,782
	Masisa SA	22,213,704	5,144
	Vina Concha y Toro SA	2,285,875	4,575
	Sociedad Quimica y
	Minera de Chile
	SA ADR	151,670	4,324
	Inversiones Aguas
	Metropolitanas SA	3,137,915	4,006
	Compania SudAmericana
	de Vapores SA	2,019,725	3,671
	Embotelladora Andina SA	1,046,922	3,285
	Cristalerias de Chile	274,845	3,271
	Madeco SA	21,196,757	2,523
	Parque Arauco SA	1,797,985	2,264
	Corpbanca	341,281,995	2,215

		Market
		Value•
	Shares	($000)
Embotelladora Andina
SA Pfd. Class B	579,974	2,020
Compania de
Telecomunicaciones
de Chile SA ADR	176,683	1,405
Distribucion y Servicio
D&S SA ADR	45,745	1,133
Empresas Iansa SA	10,734,310	678
		350,003
China (15.1%)
China Mobile
(Hong Kong) Ltd.	44,157,267	759,833
Industrial and
Commercial Bank of
China Ltd. Class H	305,585,659	241,293
China Life
Insurance Co., Ltd.	52,012,010	226,585
PetroChina Co. Ltd.	139,807,949	210,076
CNOOC Ltd.	113,663,552	201,763
China Construction Bank	198,587,823	179,354
China Petroleum &
Chemical Corp.	123,676,980	132,889
China Shenhua
Energy Co. Ltd.
H–Shares	23,804,000	109,265
Ping An Insurance
(Group) Co. of
China Ltd.	10,376,046	98,500
^Bank of China	168,192,300	85,697
China Communications
Construction Co., Ltd.	31,061,184	73,764
China Telecom Corp. Ltd.	102,429,995	68,610
Bank of Communications
Ltd. Class H	42,604,562	61,501
China Overseas Land &
Investment Ltd.	28,493,498	59,873
China COSCO
Holdings Co., Ltd.	18,976,000	56,488
China Merchants
Bank Co., Ltd. Class H	9,879,500	41,247
China Merchants
Holdings International
Co. Ltd.	7,980,922	40,841
Aluminum Corp. of
China Ltd.	23,401,080	40,186
CITIC Pacific Ltd.	8,203,158	38,561
China Resources
Enterprise Ltd.	8,877,726	32,534
China Shipping
Development Co.	9,605,389	32,227
GOME Electrical
Appliances Holdings Ltd.	12,313,310	27,979
China Unicom Ltd.	12,697,593	27,552
China Coal Energy Co.	12,982,000	27,394
China Resources
Power Holdings Co., Ltd.	10,794,940	27,237

Emerging Markets Stock Index Fund

		Market
		Value•
	Shares	($000)
Yanzhou Coal Mining Co.
Ltd. H Shares	14,646,642	27,071
Fujian Zijin Mining
Industry Co., Ltd.	29,770,120	27,037
Anhui Conch
Cement Co. Ltd.	3,240,568	25,859
China Resources
Land Ltd.	12,266,000	25,301
Jiangxi Copper Co. Ltd.	10,354,847	25,166
*^China Citic Bank	36,989,590	24,397
China Mengniu
Dairy Co., Ltd.	7,441,636	22,207
* China Railway
Group, Ltd.	23,155,616	22,166
Shimao Property
Holdings Ltd.	10,979,362	21,831
^Guangzhou R&F
Properties Co. Ltd.	7,606,000	21,719
Angang Steel Co., Ltd.	8,122,486	20,359
^Country Garden
Holdings Co.	23,872,307	20,345
Lenovo Group Ltd.	25,817,957	19,806
Chaoda Modern
Agriculture Holdings Ltd.	13,550,659	19,487
^Huaneng Power
International, Inc.
H Shares	22,955,722	19,287
China Netcom Group
Corp. Hong Kong Ltd.	6,214,502	18,774
Denway Motors Ltd.	36,602,668	18,568
* China Railway
Construction Corp.	11,807,000	18,332
^PICC Property and
Casualty Co., Ltd.	18,207,551	17,871
Inner Mongolia Yitai
Coal Co., Ltd.	2,477,400	17,303
Beijing Datang Power
Generation Co., Ltd.	24,622,916	16,976
^Hengan International
Group Co. Ltd.	4,752,000	16,961
* China National Building
Material Co., Ltd.	6,745,589	16,682
Shanghai Industrial
Holding Ltd.	4,007,645	16,604
Cosco Pacific Ltd.	8,378,532	15,843
Agile Property
Holdings, Inc.	11,267,177	15,615
^Li Ning Co., Ltd.	5,080,568	15,068
* China Insurance
International
Holdings Co., Ltd.	5,271,007	14,023
Beijing Enterprises
Holdings Ltd.	3,394,000	13,980
*^China Everbright Ltd.	5,446,670	13,854
*^Alibaba.com, Ltd.	7,501,687	13,819
^Air China Ltd.	18,084,018	13,437

			Market
			Value•
		Shares	($000)
*	China Vanke Co., Ltd.	5,431,100	13,058
^	Sinofert Holdings, Ltd.	16,308,000	12,441
	Shanghai Electric
	Group Co., Ltd. Class H	21,256,548	11,918
^	Beijing Capital
	International
	Airport Co., Ltd.	11,518,794	11,756
	Dongfeng Motor Corp.	21,682,092	11,718
	Zhejiang
	Expressway Co., Ltd.	10,882,768	11,443
	China Shipping Container
	Lines Co. Ltd.	25,293,618	11,139
	China Oilfield
	Services Ltd.	5,788,000	10,656
*^	China High Speed
	Transmission Equipment
	Group Co., Ltd.	6,060,872	10,615
	Nine Dragons Paper
	Holdings Ltd.	9,787,150	10,534
*	China Communication
	Services Corp. Ltd.	13,460,000	10,330
	China Travel International	21,816,859	9,741
*	China Molybdenum
	Co. Ltd.	8,884,626	9,651
	Hopson Development
	Holdings Ltd.	4,436,211	9,513
	Shanghai Zhenhua
	Port Machinery Co., Ltd.
	Class B	5,019,299	9,302
*	Yantai Changyu Pioneer
	Wine Co., Ltd.	1,340,140	9,272
	Guangdong
	Investment Ltd.	18,583,624	9,098
*	Semiconductor
	Manufacturing
	International Corp.	119,544,390	9,055
	China International
	Marine Containers
	(Group) Co.,Ltd.	5,887,059	9,000
	CNPC Hong Kong Ltd.	18,414,330	8,852
	Jiangsu Expressway Co.
	Ltd. H Shares	9,386,787	8,762
	Maanshan Iron and
	Steel Co. Ltd.	13,505,182	8,709
*	Harbin Power
	Equipment Co., Ltd.	5,101,867	8,707
^	BYD Co. Ltd.	4,392,769	7,679
*	Shougang Concord
	International Enterprises
	Company Ltd.	24,565,469	7,618
*	China Agri-Industries
	Holdings Ltd.	10,859,534	7,608
*	China Bluechemical, Ltd.	12,910,000	7,520
	ZTE Corp.	1,752,225	7,368
	Shenzhen Investment Ltd.	13,287,784	7,244

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Sinopec Shanghai
	Petrochemical Co. Ltd.	18,244,108	7,156
*	CITIC Resources
	Holdings Ltd.	14,242,000	6,588
	Guangzhou Investment
	Co. Ltd.	29,338,000	6,551
	The Guangshen
	Railway Co., Ltd.	10,985,605	6,340
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co., Ltd.
	Class B	3,778,800	6,283
*	KWG Property
	Holding, Ltd.	5,880,000	6,139
*^	China Southern
	Airlines Co. Ltd.	8,553,533	5,615
	Dongfang Electrical
	Corp Ltd.	1,316,000	5,352
*^	China Eastern
	Airlines Corp. Ltd.	11,817,782	5,103
	^Hunan Non-Ferrous
	Metal Corp., Ltd.	12,652,000	4,837
	Xinao Gas Holdings Ltd.	2,414,695	4,440
	^Tsingtao Brewery Co., Ltd.	1,355,058	3,856
	TPV Technology Ltd.	5,526,669	3,853
	Weichai Power Co., Ltd.
	Class H	530,920	2,986
	Global Bio-chem
	Technology Group
	Co. Ltd.	6,218,321	2,881
	Zhejiang Southeast
	Electric Power Co., Ltd.	2,944,678	2,685
	^Huadian Power
	International Corp. Ltd.	6,400,758	2,292
	Shenzhen
	Expressway Co. Ltd.	3,116,953	2,284
	Sinotrans Ltd.	6,466,855	2,185
	Weiqiao Textile Co. Ltd.	1,812,777	2,166
*^	China Foods Ltd.	3,478,750	2,051
	Shanghai Forte
	Land Co., Ltd.	4,616,000	2,028
	TravelSky Technology Ltd.	2,310,488	2,004
*^	Brilliance China
	Automotive
	Holdings Ltd.	10,416,497	1,944
	^FU JI Food &
	Catering Services	1,107,600	1,815
	Guangdong Electric
	Power Development
	Co., Ltd.	2,971,391	1,527
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	6,944,000	1,401
*	Genting International PLC	2,083,831	935
			3,900,601

		Market
		Value•
	Shares	($000)
Colombia (0.2%)
Bancolombia SA ADR	1,108,479	44,250

Czech Republic (0.8%)
Ceske Energeticke
Zavody a.s.	1,527,634	113,022
Komercni Banka a.s.	112,761	27,667
Cesky Telecom a.s.	838,881	25,652
* Central European Media
Enterprises Ltd.	211,577	21,834
Zentiva NV	193,092	10,873
* Unipetrol a.s.	252,616	4,185
Philip Morris CR a.s.	3,324	1,217
		204,450
Egypt (0.6%)
Orascom Telecom
Holding SAE GDR	976,449	72,717
Orascom Construction
Industries GDR	444,905	71,376
		144,093
Hungary (0.7%)
OTP Bank Nyrt.	1,963,117	83,714
MOL Hungarian Oil and
Gas Nyrt.	443,528	63,222
Richter Gedeon Nyrt.	104,194	21,501
Magyar Tavkozlesi Nyrt.	3,500,590	18,614
		187,051
India (7.2%)
* Reliance Industries Ltd.	4,793,384	309,268
Infosys Technologies Ltd.	3,306,822	143,085
Housing Development
Finance Corp. Ltd.	1,519,960	105,201
ICICI Bank Ltd.	3,687,736	80,404
Reliance Communication
Ventures	4,547,153	65,034
HDFC Bank Ltd.	1,442,854	54,542
Larsen & Toubro Ltd.	707,655	52,219
Oil and Natural
Gas Corp. Ltd.	1,892,506	48,306
ICICI Bank Ltd. ADR	976,872	43,559
ITC Ltd.	7,856,909	42,561
Hindustan Lever Ltd.	6,348,334	39,341
Bharat Heavy
Electricals Ltd.	824,992	38,804
Satyam Computer
Services Ltd.	2,876,684	34,177
Axis Bank Ltd.	1,449,961	33,121
Reliance Capital Ltd.	817,316	30,498
Reliance Energy Ltd.	783,097	27,594
Jindal Steel & Power Ltd.	456,285	27,067
* Sterlite Industries
(India) Ltd.	1,261,082	26,910
Tata Iron and
Steel Co. Ltd.	1,288,194	26,109
DLF Ltd.	1,485,683	25,949

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Jaiprakash Associates Ltd.	3,453,283	23,193
	Tata Motors Ltd.	1,348,007	22,251
	Wipro Ltd.	1,824,012	21,996
	Tata Consultancy
	Services Ltd.	934,310	21,255
	Infrastructure
	Development Finance
	Co., Ltd.	4,725,296	20,769
	Gail India Ltd.	1,866,269	20,366
*	Reliance Petroleum Ltd.	4,017,806	20,001
	Tata Power Co. Ltd.	561,707	19,339
*	Hindalco Industries Ltd.	3,839,972	18,439
	Unitech, Ltd.	2,360,973	18,121
	State Bank of India	410,311	17,958
	Kotak Mahindra Bank	896,278	17,469
*	Indiabulls Real Estate Ltd.	1,261,985	17,207
	Mahindra & Mahindra Ltd.	993,074	16,512
*	Sun Pharmaceutical
	Industries Ltd.	443,875	15,936
*	Grasim Industries Ltd.	261,713	15,580
	Steel Authority of India Ltd.	3,397,343	15,533
	NTPC Ltd.	3,077,196	14,970
	HDFC Bank Ltd. ADR	128,361	14,479
*	Essar Oil Ltd.	2,043,288	14,052
*	Reliance Natural
	Resources, Ltd.	4,618,849	13,976
	Indiabulls Financial
	Services Ltd.	1,002,090	13,329
	Ambuja Cements Ltd.	4,555,499	12,795
	Ranbaxy Laboratories Ltd.	1,076,929	12,698
	Cipla Ltd.	2,364,267	12,471
*	GMR Infrastructure Ltd.	3,027,412	12,080
	Glenmark
	Pharmaceuticals Ltd.	726,894	12,063
	Hero Honda Motors Ltd.	573,155	12,020
	Siemens India Ltd.	840,373	11,904
*	Centurion Bank of
	Punjab Ltd.	8,908,793	11,090
	Dr. Reddy’s
	Laboratories Ltd.	712,124	10,932
*	Asea Brown Boveri
	India Ltd.	354,362	9,992
	Maruti Udyog Ltd.	486,262	8,905
*	Aditya Birla Nuvo Ltd.	233,658	8,372
*	Cairn India Ltd.	1,343,255	8,262
	Zee Entertainment
	Enterprises	1,558,167	8,205
	Satyam Computer
	Services Ltd. ADR	319,103	8,195
	Associated
	Cement Cos. Ltd.	397,595	7,463
	Bharat
	Petroleum Corp. Ltd.	667,555	6,748
	Indian Hotels Co. Ltd.	2,241,567	6,433
*	United Spirits Ltd.	150,263	5,978
	State Bank of India GDR	59,979	5,523

			Market
			Value•
		Shares	($000)
*	Ultratech Cemco Ltd.	269,226	5,082
	Tata Communications Ltd.	391,346	4,792
	HCL Technologies Ltd.	623,836	4,440
	Baja Auto Ltd.	241,532	4,267
	^Wipro Ltd. ADR	307,872	4,002
	Bharat Electronics Ltd.	115,555	3,778
	Mahanagar Telephone
	Nigam Ltd.	1,365,059	3,730
	Tata Tea Ltd.	120,734	2,705
	Dr. Reddy’s
	Laboratories Ltd. ADR	162,970	2,489
*	Dish TV India Ltd.	726,303	1,039
*^	Tata Communications Ltd.	26,018	641
^	Mahanagar Telephone
	Nigam Ltd. ADR	58,134	324
	Infosys Technologies
	Ltd. ADR	5,765	252
			1,876,150
Indonesia (1.5%)
	PT Bumi Resources Tbk	128,737,252	92,729
	PT Telekomunikasi
	Indonesia Tbk	74,406,679	71,496
	PT Astra International Tbk	15,033,274	32,527
	PT Bank Central Asia Tbk	91,464,427	29,716
	PT Bank Rakyat
	Indonesia Tbk	40,748,712	26,316
	PT Perusahaan Gas
	Negara Tbk	15,232,312	19,918
	PT Bank Mandiri Tbk	54,022,498	16,784
	PT United Tractors Tbk	9,645,077	12,547
	PT Indonesian
	Satellite Corp. Tbk	18,464,353	12,124
	PT International Nickel
	Indonesia Tbk	14,980,650	10,762
	PT Aneka Tambang Tbk	25,163,659	9,517
	PT Unilever Indonesia Tbk	12,064,735	8,873
	PT Bank Danamon Tbk	13,293,538	8,190
	PT Indofood Sukses
	Makmur Tbk	32,124,868	7,911
	PT Astra Agro Lestari Tbk	2,975,180	7,643
	PT Semen Gresik Tbk	11,452,320	5,235
*	PT Truba Alam Manunggal
	Engineering Tbk	54,675,267	5,148
	PT Indocement Tunggal
	Prakarsa Tbk (Local)	7,320,319	4,440
	PT Gudang Garam Tbk	4,561,100	3,736
*	PT Bank Indonesia Tbk	36,929,452	2,356
*	PT Energi Mega
	Persada Tbk	18,089,030	2,010
	PT Ramayana Lestari
	Sentosa Tbk	22,401,620	1,941
*	PT Bank Pan
	Indonesia Tbk
	Warrants Exp. 7/10/09	7,066,431	184
			392,103

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Israel (2.3%)
	Teva Pharmaceutical
	Industries Ltd.	5,628,184	265,391
	Israel Chemicals Ltd.	3,801,383	69,883
	Bank Leumi Le-Israel	6,297,035	31,279
*	Check Point Software
	Technologies Ltd.	1,317,549	31,121
	Bank Hapoalim Ltd.	7,019,936	29,743
*	The Israel Corp. Ltd.	17,058	21,123
	Makhteshim-Agan
	Industries Ltd.	2,156,968	19,798
*	NICE Systems Ltd.	451,785	14,577
	Partner Communications
	Co. Ltd.	617,083	14,508
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,801,840	14,452
	Elbit Systems Ltd.	183,240	10,172
	Cellcom Israel Ltd.	295,864	9,781
*	Israel Discount Bank Ltd.	3,334,550	8,101
	Ormat Industries Ltd.	602,647	7,827
	United Mizrahi Bank Ltd.	929,303	7,768
*	Oil Refineries Ltd.	7,646,557	7,044
	Africa-Israel
	Investments Ltd.	96,273	6,341
	Discount Investment
	Corp. Ltd.	200,963	5,555
	Koor Industries Ltd.	70,914	4,642
	IDB Development
	Corp. Ltd.	155,135	4,408
	Delek Group, Ltd.	19,012	3,280
	Harel Insurance
	Investments Ltd.	60,717	3,265
	Migdal Insurance
	Holdings Ltd.	2,095,461	3,197
	Clal Insurance Enterprise
	Holdings Ltd.	146,648	2,909
*	Retalix Ltd.	160,625	2,328
	Gazit Globe (1982) Ltd.	198,898	2,106
*^	Alvarion Ltd.	295,331	1,926
*	Strauss Group Ltd.	113,612	1,709
*	Given Imaging Ltd.	84,297	1,432
*	Audiocodes Ltd.	266,259	1,086
*	Aladdin Knowledge Systems	58,338	849
*	Radware Ltd.	81,042	802
			608,403
Malaysia (2.4%)
	Bumiputra-Commerce
	Holdings Bhd.	18,628,632	58,874
	IOI Corp. Bhd.	24,172,955	55,836
	Sime Darby Bhd.	17,621,913	53,552
	Malayan Banking Bhd.	17,927,592	45,527
	Public Bank Bhd.	7,821,760	28,256
	Genting Bhd.	13,701,890	27,809

			Market
			Value•
		Shares	($000)
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	8,072,965	23,432
	Resorts World Bhd.	21,610,810	23,120
	Tenaga Nasional Bhd.	9,441,846	19,603
*	TM International Bhd.	7,596,840	17,194
	Kuala Lumpur Kepong Bhd.	3,166,708	16,794
	YTL Corp., Bhd.	6,172,262	14,623
	AMMB Holdings Bhd.	12,089,658	14,409
	British American
	Tobacco Bhd.	953,405	12,890
	PPB Group Bhd.	3,538,344	12,045
	Petronas Gas Bhd.	3,720,228	11,775
	Gamuda Bhd.	11,820,288	11,645
	PLUS Expressways Bhd.	11,050,782	11,274
	UMW Holdings
	Malaysia Bhd.	5,372,460	11,242
	Berjaya Sports Toto Bhd.	5,625,956	9,083
	Telekom Malaysia Bhd.	7,862,340	9,013
	KNM Group Bhd.	4,369,831	8,831
	Digi.com Bhd.	1,137,695	8,753
	Tanjong Public Ltd. Co.	1,688,136	8,615
	IJM Corp. Bhd.	4,486,350	8,159
	SP Setia Bhd.	5,702,152	7,672
	Hong Leong Bank Bhd.	3,639,436	7,029
	Bursa Malaysia Bhd.	2,393,152	6,776
	Magnum Corp., Bhd.	6,077,242	6,566
	YTL Power
	International Bhd.	7,186,907	5,895
	Malaysia Mining
	Corp., Bhd.	4,698,600	5,481
	Alliance Financial
	Group Bhd.	5,372,317	5,256
	Petronas Dagangan Bhd.	1,949,000	5,094
	UEM World Bhd.	4,868,983	5,021
	Asiatic Development Bhd.	1,769,300	4,575
	RHB Capital Bhd.	2,546,135	4,034
	Lafarge Malayan
	Cement Bhd.	2,717,920	3,547
	IGB Corp., Bhd.	5,856,800	3,476
	Malaysian Airline
	System Bhd.	2,681,900	3,402
	Astro All Asia
	Networks PLC	2,996,790	3,315
	KLCC Property
	Holdings Bhd.	3,202,600	3,083
	Hong Leong
	Financial Group Bhd.	1,760,400	2,772
*	Proton Holdings Bhd.	2,245,300	2,767
*	Airasia Bhd.	6,290,748	2,512
	Media Prima Bhd.	2,945,400	2,326
	Shell Refining Co.
	Malaysia Bhd.	566,944	2,083
	Star Publications Bhd.	1,823,532	2,019
*	Malaysian
	Resources Corp., Bhd.	3,903,294	1,851

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Malaysian Bulk
	Carriers Bhd.	1,333,275	1,846
	Guinness Anchor Bhd.	1,015,291	1,816
	Multi-Purpose
	Holdings Bhd.	2,601,000	1,506
	TA Enterprise Bhd.	3,809,300	1,388
	IOI Properties Bhd.	383,500	1,360
	DRB-Hicom Bhd.	3,047,900	1,281
	Malaysian Pacific
	Industries Bhd.	455,300	1,263
*	Mulpha International Bhd.	3,666,000	1,147
	Pos Malaysia & Services
	Holding Bhd.	1,759,800	1,131
	Scomi Group Bhd.	3,271,199	1,024
			632,668
Mexico (4.7%)
	America Movil SA de CV	133,482,920	387,770
	Cemex SA CPO	51,813,761	143,900
	Grupo Televisa SA CPO	18,070,366	89,139
	Wal-Mart de Mexico SA	21,765,164	88,067
	Telefonos de Mexico SA	48,237,014	86,920
	Fomento Economico
	Mexicano UBD	15,952,368	69,657
	Grupo Mexico SA de CV	9,354,683	68,380
	Grupo Financerio
	Banorte SA de CV	9,711,630	42,879
	Industrias Penoles SA
	Series CP	742,349	21,873
	Grupo Carso SA de CV
	Series A1	4,347,966	19,873
*	Empresas ICA SA de CV	3,255,123	19,710
	Grupo Modelo SA	3,895,347	17,199
	Grupo Elektra SA	544,440	16,825
	Kimberly Clark de Mexico
	SA de CV Series A	3,477,992	16,497
	Alfa SA de CV Series A	2,314,731	16,249
	Grupo Bimbo SA	2,205,388	14,117
*	Carso Global
	Telecom SAB de CV	2,615,318	12,899
*	Corporacion GEO,
	SA de CV	3,244,217	12,118
*	Desarrolladora
	Homex SA de CV	1,133,090	11,277
	Coca-Cola Femsa
	SA de CV	2,049,153	10,686
*	URBI Desarrollos
	Urbanos SA de CV	3,322,193	10,646
	Grupo Aeroportuario
	del Pacifico SA ADR	200,593	8,198
*	Banco Conpartamos
	SA de CV	1,783,091	7,490
	Controladora Comercial
	Mexicana SA
	de CV (Units)	2,650,735	7,488

			Market
			Value•
		Shares	($000)
*	Axtel, SAB. de CV	3,842,700	7,107
	Grupo Aeroportuario
	del Pacifico SA	1,469,607	6,009
	Grupo Aeroportuario
	del Sureste SA de CV	889,430	5,000
	Consorcio ARA SA de CV	3,356,355	3,517
*	Carso Infraestructura y
	Construccion, SA	2,732,799	2,676
	Cemex SAB de CV ADR	12,499	346
			1,224,512
Peru (0.7%)
	Southern Peru Copper
	Corp. (U.S. Shares)	361,992	41,542
	Credicorp Ltd.	500,057	40,004
	Southern Copper Corp.	290,569	33,415
	Compania de Minas
	Buenaventura SA	484,047	31,263
	Minsur SA	2,925,271	9,610
	Compania de Minas
	Buenaventura S.A.u. ADR	133,773	8,370
	Volcan Compania
	Minera SA	3,066,821	7,167
	Compania Minera
	Milpo SA	1,504,815	5,505
			176,876
Philippines (0.4%)
	Philippine Long Distance
	Telephone Co.	419,810	25,510
	Bank of Philippine Islands	8,509,009	10,041
	Ayala Corp.	1,365,736	9,544
	Ayala Land, Inc.	39,133,250	8,999
	SM Investments Corp.	1,244,356	7,326
	Manila Electric Co.	3,423,032	6,530
	Globe Telecom, Inc.	202,993	6,521
	PNOC Energy
	Development Corp.	46,249,703	5,656
	Banco De Oro	4,510,491	4,997
*	International Container
	Terminal Services, Inc.	6,647,426	4,767
	SM Prime Holdings, Inc.	28,052,766	4,758
	Metropolitan
	Bank & Trust Co.	4,229,310	3,484
	Megaworld Corp.	64,219,739	3,101
	Jollibee Foods Corp.	2,937,059	3,050
	San Miguel Corp.
	Class B	1,701,384	1,968
	Petron Corp.	9,394,592	1,258
	First Philippine
	Holdings Corp.	1,124,045	1,073
*	Filinvest Land, Inc.	37,239,383	874
			109,457

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Poland (1.7%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	3,687,481	76,277
	Bank Polska Kasa Opieki
	Grupa Pekao SA	773,021	67,000
	Telekomunikacja Polska SA	5,177,598	52,022
	Polski Koncern Naftowy SA	2,377,284	44,906
	KGHM Polska Miedz SA	890,965	41,167
	Polish Oil & Gas	8,833,971	16,606
*	Globe Trade Centre SA	916,031	15,024
	Bank Zachodni WBK SA	166,173	12,149
	TVN SA	1,140,715	11,684
	Asseco Poland SA	368,930	11,155
*	Bank Rozwoju Eksportu SA	67,130	10,867
*	Polimex Mostostal SA	3,306,832	10,366
*	PBG SA	65,745	8,735
	BIG Bank Gdanski SA	2,250,607	7,884
*	Getin Holding SA	1,299,519	7,108
	Agora SA	310,866	5,693
*	Cersanit-Krasnystaw SA	557,477	5,624
*	Echo Investment SA	1,866,262	5,599
	Orbis SA	212,975	5,505
*	Grupa Lotos SA	210,820	3,156
	Grupa Kety SA	55,196	2,881
*	Bioton SA	9,561,066	2,783
	Bank Przemyslowo
	Handlowy PBK SA	68,306	2,737
	Polska Grupa
	Farmaceutyczna SA	39,720	1,478
	Debica SA	28,557	1,221
	Sygnity SA	49,782	714
*	Boryszew SA	159,205	569
			430,910
Russia (9.5%)
	OAO Gazprom
	Sponsored ADR	17,415,570	921,487
	LUKOIL Sponsored ADR	3,444,727	309,546
*	Sberbank	63,327,876	205,282
	MMC Norilsk Nickel ADR	6,329,670	169,834
	Mobile TeleSystems ADR	1,469,604	114,012
	OAO Vimpel-
	Communications
	Sponsored ADR	3,403,899	102,662
	Tatneft GDR	498,762	63,590
	RAO Unified Energy
	System GDR	608,071	56,792
	Surgutneftegaz OJSC ADR	5,551,125	53,683
*	VTB Bank OJSC GDR	6,354,671	47,165
	Rosneft Oil Co. GDR	4,683,335	45,579
	NovaTek OAO GDR	562,217	42,347
	Mechel OAO ADR	256,184	37,352
	Cherepovets MK
	Severstal GDR	1,494,234	36,534
	Rostelecom ADR	451,446	31,217
	Polyus Gold ADR	565,346	30,058

			Market
			Value•
		Shares	($000)
	Novolipetsk Steel GDR	577,755	25,524
	Surgutneftegaz Pfd.	51,411,928	24,829
	Sistema JSFC GDR	720,041	21,790
*	PIK Group-GDR	734,014	19,408
	Magnitogorsk Iron &
	Steel Works-GDR	1,001,408	17,321
	Wimm-Bill-Dann
	Foods ADR	126,025	15,337
*	Gazprom Neft	2,480,550	15,104
*	Pharmstandard-GDR	576,912	14,376
*	Transneft OAO	11,642	14,260
*	RAO Unified Energy
	System of Russia	14,792,086	12,612
	Comstar United
	Telesystems GDR	1,254,325	12,346
*	OAO TMK-GDR	212,416	6,973
*	Sberbank Pfd.	1,748,804	3,540
			2,470,560
South Africa (6.6%)
	Sasol Ltd.	4,407,226	249,923
	MTN Group Ltd.	10,970,975	208,492
	Impala Platinum
	Holdings Ltd.	3,949,798	159,854
	Standard Bank Group Ltd.	8,427,737	99,885
	Anglo Platinum Ltd.	523,091	83,425
	Naspers Ltd.	2,846,611	61,340
	Gold Fields Ltd.	4,580,282	61,249
	AngloGold Ltd.	1,632,540	54,939
	ArcelorMittal
	South Africa, Ltd.	1,490,310	44,957
	Remgro Ltd.	1,704,670	44,904
	Sanlan Ltd.	16,694,054	43,888
	FirstRand Ltd.	20,856,194	42,877
	Telkom South Africa Ltd.	2,176,464	36,831
	Bidvest Group Ltd.	1,960,856	29,438
*	Harmony Gold
	Mining Co., Ltd.	2,528,440	29,133
	African Rainbow
	Minerals Ltd.	856,293	29,035
	Murray & Roberts
	Holdings Ltd.	2,230,151	25,949
	Kumba Iron Ore Ltd.	587,533	25,534
	Nedbank Group Ltd.	1,540,726	23,207
	Tiger Brands Ltd.	1,216,367	23,172
	Pretoria Portland
	Cement Co. Ltd.	4,019,400	21,157
	Sappi Ltd.	1,539,364	20,793
	African Bank
	Investments Ltd.	5,887,577	20,572
	Barloworld Ltd.	1,362,963	19,863
	Aveng Ltd.	2,577,797	19,407
	Shoprite Holdings Ltd.	3,246,757	18,293
	Steinhoff International
	Holdings Ltd.	7,328,574	17,917
	Exxaro Resources Ltd.	1,051,520	17,286
	ABSA Group Ltd.	1,142,897	14,274

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Massmart Holdings Ltd.	1,518,358	14,117
	Imperial Holdings Ltd.	1,319,146	13,283
	Truworths
	International Ltd.	3,381,271	11,375
	Reunert Ltd.	1,342,922	9,905
	Network Healthcare
	Holdings Ltd.	8,488,497	9,819
	Investec Ltd.	1,334,802	9,695
	Woolworths Holdings Ltd.	6,090,939	9,551
	RMB Holdings Ltd.	2,736,954	8,951
	Liberty Group Ltd.	875,397	8,253
	Foschini Ltd.	1,546,728	7,351
	Aspen Pharmacare
	Holdings Ltd.	1,643,607	6,730
	Pick’n Pay Stores Ltd.	1,683,342	6,545
	JD Group Ltd.	1,376,132	6,394
	Spar Group Ltd.	682,887	5,035
	Nampak Ltd.	2,087,042	4,536
	Grindrod Ltd.	1,258,208	4,290
	Metropolitan Holdings Ltd.	2,182,508	3,781
	Fountainhead
	Property Trust	3,934,592	2,909
	AVI Ltd.	1,374,954	2,711
	Lewis Group Ltd.	398,414	2,018
	Super Group Ltd.	1,323,425	1,232
			1,696,075
South Korea (13.7%)
	Samsung
	Electronics Co., Ltd.	661,350	468,836
	POSCO	398,063	196,070
	Kookmin Bank	1,929,461	134,607
	Shinhan Financial
	Group Co. Ltd.	2,061,929	119,118
	Hyundai Heavy
	Industries Co., Inc.	305,366	108,456
1	Samsung Electronics
	Co., Ltd. GDR	302,449	106,877
	LG Electronics Inc.	690,252	107,241
	Hyundai Motor Co., Ltd.	1,121,666	94,359
	Samsung Electronics
	Co., Ltd. Pfd.	149,918	77,192
	POSCO ADR	590,881	72,915
^	Samsung Corp.	968,461	66,743
	Shinsegae Co., Ltd.	103,166	66,722
	KT & G Corp.	784,460	64,932
*	NHN Corp.	279,109	64,689
	Samsung Fire & Marine
	Insurance Co.	258,911	56,596
	Korea Electric Power Corp.	1,441,081	48,097
	SK Energy Co., Ltd.	367,700	44,900
	Samsung Heavy
	Industries Co., Ltd.	1,260,410	42,778
	SK Holdings Co Ltd	256,238	39,667
	SK Telecom Co., Ltd.	194,669	39,176
	Kookmin Bank–
	Sponsored ADR	550,462	38,395

		Market
		Value•
	Shares	($000)
Hana Financial Group Inc.	847,300	38,316
LG Chem Ltd.	384,354	38,229
GS Engineering &
Construction Corp.	259,736	38,220
Hyundai Mobis	416,226	38,108
KT Corp.	809,154	37,414
^DC Chemical Co., Ltd.	88,421	35,594
LG. Philips LCD Co., Ltd.	787,496	34,318
^Samsung Securities Co. Ltd.	395,538	32,383
Daewoo Shipbuilding &
Marine Engineering
Co., Ltd.	701,882	30,490
^Hyundai Engineering &
Construction Co., Ltd.	324,213	29,755
Hyundai Development Co.	465,666	29,728
Hyundai Steel Co.	376,882	29,532
Korea Exchange Bank	1,906,070	29,024
Daelim Industrial Co.	201,922	27,256
LG Corp.	312,710	25,905
Shinhan Financial
Group Co., Ltd. ADR	209,086	24,283
Samsung Electro-
Mechanics Co.	442,968	23,962
^Doosan Heavy Industries
and Construction Co., Ltd.	227,794	23,909
Lotte Shopping Co., Ltd.	63,036	23,018
Samsung Techwin Co., Ltd.	390,054	22,964
S-Oil Corp.	334,736	22,531
^Samsung Engineering
Co., Ltd.	235,663	20,950
^Mirae Asset
Securities Co., Ltd.	151,147	20,695
SK Telecom Co., Ltd. ADR	893,642	20,169
^Daewoo Securities Co., Ltd.	846,210	19,699
*^STX Pan Ocean Co., Ltd.	7,505,400	19,407
* Samsung SDI Co. Ltd.	248,535	19,147
^Hyundai Mipo
Dockyard Co., Ltd.	86,824	19,033
^Daewoo Engineering &
|Construction Co., Ltd.	1,059,344	18,767
*^Kia Motors	1,382,554	18,384
Cheil Industrial, Inc.	336,015	18,313
* Hynix Semiconductor Inc.	663,590	17,668
^Doosan Infracore Co., Ltd.	547,942	17,664
Woori Finance
Holdings Co., Ltd.	888,590	17,457
^Kumkang Korea
Chemical Co., Ltd.	37,965	16,911
Kangwon Land Inc.	795,588	16,608
Hanjin Shipping Co., Ltd.	387,280	16,592
^LG Household &
Health Care Ltd.	79,695	16,488
^Hyundai Securities Co.	1,081,221	15,876
Hanwha Corp.	334,806	15,726
* Korea Telecom Freetel	567,409	15,648

Emerging Markets Stock Index Fund

		Market
		Value•
	Shares	($000)
Korea Investment
Holdings Co., Ltd.	291,712	15,415
Korea Electric
Power Corp. ADR	919,846	15,113
^Amorepacific Corp.	23,603	14,922
Samsung Card Co. Ltd.	260,896	14,482
Pusan Bank	896,099	14,418
Daegu Bank	902,815	14,316
Korean Air Co. Ltd.	258,644	13,913
* CJ Cheiljedang Corp.	54,644	13,901
^Woori Investment &
Securities Co., Ltd.	645,681	13,862
LS Cable Ltd.	139,710	13,694
Korea Gas Corp.	171,409	13,236
Daewoo International Corp.	341,927	13,175
Hanjin Heavy Industries &
Construction Co., Ltd.	222,067	12,660
^Hyundai Merchant
Marine Co., Ltd.	287,440	12,538
^Dongkuk Steel Mill Co., Ltd.	267,642	12,479
^STX Shipbuilding Co., Ltd.	336,137	11,976
Industrial Bank of Korea	609,300	11,608
Woongjin Coway Co., Ltd.	364,779	11,493
Hyundai Department
Store Co., Ltd.	106,092	11,181
*^Doosan Corp.	63,465	10,873
^Hite Brewery Co., Ltd.	91,588	10,815
^Hyosung Corp.	171,508	10,645
* SK Networks Co., Ltd.	521,870	10,164
Hankook Tire Co. Ltd.	657,226	10,075
Tong Yang Investment Bank	571,404	9,857
Hyundai Motor Co., Ltd.
2nd Pfd.	268,197	9,631
Dongbu Insurance Co., Ltd.	254,972	9,555
Korea Zinc Co., Ltd.	78,594	9,458
Honam Petrochemical Corp.	104,106	9,216
LG Telecom Ltd.	1,033,465	9,194
^Korea Line Corp.	45,612	9,003
KT Corp. ADR	376,229	8,698
Taihan Electric Wire Co., Ltd.	158,612	7,835
GS Holdings Corp.	177,608	7,091
Yuhan Corp.	31,070	6,815
^Lotte Confectionery Co., Ltd.	5,064	6,020
Hanwha Chemical Corp.	392,250	5,683
LG Dacom Corp.	288,980	5,460
^Kumho Industrial Co., Ltd.	161,863	5,391
Hyundai Marine & Fire
Insurance Co., Ltd.	251,436	5,146
LG Electronics Inc. Pfd.	67,109	4,780
S1 Corp.	72,040	4,525
STX Engine Co., Ltd.	101,266	4,510
Samsung Fine
Chemicals Co., Ltd.	65,936	3,798
^Hanmi Pharm Co., Ltd.	22,218	3,743
Cheil Communications Inc.	13,355	3,590
^Daishin Securities Co.	160,991	3,555

		Market
		Value•
	Shares	($000)
LG Fashion Corp.	98,169	2,846
Korean Reinsurance Co.	267,047	2,662
NCsoft Corp.	51,600	2,615
^ORION Corp.	12,607	2,610
^Lotte Chilsung
Beverage Co., Ltd.	2,256	2,580
LG International Corp.	113,436	2,560
* Daum
Communications Corp.	41,533	2,538
Hyundai Autonet Co., Ltd.	380,972	2,318
^Nong Shim Co. Ltd.	12,287	2,262
Asiana Airlines	315,318	1,971
Poongsan Corp.	101,500	1,814
Pacific Corp.	10,562	1,380
		3,542,171
Taiwan (11.4%)
Taiwan Semiconductor
Manufacturing Co., Ltd.	124,913,650	274,553
Hon Hai Precision
Industry Co., Ltd.	36,903,663	213,272
Cathay Financial
Holding Co.	40,576,431	113,849
China Steel Corp.	63,503,126	104,172
High Tech Computer Corp.	3,368,336	86,391
Nan Ya Plastic Corp.	36,418,291	85,578
Formosa Plastic Corp.	29,410,289	83,878
MediaTek Inc.	6,119,502	79,377
AU Optronics Corp.	39,403,874	77,019
Chunghwa
Telecom Co., Ltd.	29,592,465	76,345
Asustek Computer Inc.	23,187,157	75,025
Taiwan Semiconductor
Manufacturing Co.,
Ltd. ADR	6,130,527	68,907
* Chinatrust Financial
Holding	52,660,185	54,988
Mega Financial
Holding Co. Ltd.	61,066,224	53,713
Formosa Chemicals &
Fibre Corp.	20,361,276	49,359
United
Microelectronics Corp.	73,331,843	44,862
Chi Mei
Optoelectronics Corp.	30,054,666	41,985
Formosa
Petrochemical Corp.	13,628,000	40,322
First Financial
Holding Co., Ltd.	31,512,081	38,115
* Fuhwa Financial
Holdings Co., Ltd.	39,845,773	37,867
Acer Inc.	16,890,229	36,513
Innolux Display Corp.	12,152,263	35,807
Far Eastern Textile Ltd.	19,707,208	32,999
Delta Electronics Inc.	10,896,937	32,545
Taiwan Cement Corp.	19,216,627	31,173

68

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Fubon Financial
	Holding Co., Ltd.	25,731,100	30,587
	China Development
	Financial Holding Corp.	64,779,522	30,223
	Uni-President
	Enterprises Co.	19,581,485	27,873
	Siliconware Precision
	Industries Co.	16,474,228	27,789
	Compal Electronics Inc.	22,931,191	25,517
	Shin Kong Financial
	Holdings Co.	27,443,037	25,404
	Taiwan Cellular Corp.	13,227,485	25,120
	Advanced Semiconductor
	Engineering Inc.	24,380,670	25,047
	Hau Nan Financial
	Holdings Co., Ltd.	24,301,695	24,827
	Quanta Computer Inc.	14,194,943	23,559
	Taiwan Fertilizer Co., Ltd.	4,737,000	22,980
	Powerchip
	Semiconductor Corp.	54,760,716	22,388
	SinoPac Holdings	44,775,214	22,075
	Chang Hwa
	Commercial Bank	26,819,094	21,464
	Asia Cement Corp.	11,201,375	20,108
	Foxconn
	Technology Co., Ltd.	3,106,103	19,920
	Inotera Memories, Inc.	22,315,620	19,614
*	Taishin Financial Holdings	34,096,678	17,700
*	Tatung Co., Ltd.	28,287,000	17,035
	Lite-On Technology Corp.	13,846,254	16,211
	KGI Securities Co., Ltd.	17,977,000	15,285
	Synnex Technology
	International Corp.	5,652,729	15,089
	Pou Chen Corp.	14,099,733	14,730
*	Chunghwa Picture
	Tubes, Ltd.	46,329,331	14,548
	Catcher Technology
	Co., Ltd.	3,658,747	14,266
*	HannStar Display Corp.	29,951,665	13,779
*	Chunghwa
	Telecom Co., Ltd.	533,006	13,597
	Wistron Corp.	7,768,275	13,370
^	AU Optronics Corp. ADR	674,652	13,169
*	E.Sun Financial
	Holding Co., Ltd.	21,073,637	12,648
	Novatek
	Microelectronics
	Corp., Ltd.	3,258,185	12,523
	Nanya Technology Corp.	19,356,397	12,370
	ProMOS
	Technologies Inc.	44,421,000	11,871
	President Chain
	Store Corp.	3,379,985	11,824
	Powertech
	Technology Inc.	2,935,000	11,785

			Market
			Value•
		Shares	($000)
	Macronix
	International Co., Ltd.	21,742,962	11,295
*	Tung Ho Enterprise Corp.	5,317,000	10,788
	U-Ming Marine
	Transport Corp.	3,160,600	10,563
	Taiwan Cooperative Bank	9,927,000	10,396
	Largan Precision Co., Ltd.	757,328	10,283
*	Polaris Securities Co., Ltd.	13,718,457	10,210
*^	United Microelectronics
	Corp. ADR	2,929,180	10,135
	Epistar Corp.	3,695,192	10,046
	Walsin Lihwa Corp.	18,498,970	9,335
	Cheng Shin Rubber
	Industry Co., Ltd.	4,897,033	9,273
*	Far Eastern
	Department Stores Ltd.	5,471,000	9,158
	Far EasTone
	Telecommunications
	Co., Ltd.	5,335,043	9,066
	Tripod Technology Corp.	2,588,180	8,772
*	Sino-American Silicon
	Products, Inc.	1,280,000	8,583
	Teco Electric &
	Machinery Co., Ltd.	12,952,000	8,504
	Realtek Semiconductor
	Corp.	2,929,853	8,475
*	Qisda Corp.	9,360,415	8,446
	Unimicron
	Technology Corp.	5,998,440	8,219
	Transcend Information Inc.	2,121,000	8,002
*	Everlight Electronics
	Co., Ltd.	1,978,000	7,588
	Evergreen Marine Corp.	7,845,879	7,461
	Winbond
	Electronics Corp.	25,054,000	7,388
	Formosa Taffeta Co., Ltd.	6,459,868	7,335
	Yulon Motor Co., Ltd.	5,578,763	7,301
	Mitac International Corp.	8,077,772	7,191
*	CMC Magnetics Corp.	20,271,700	7,070
	Inventec Co., Ltd.	11,165,711	7,015
	Wan Hai Lines Ltd.	7,666,370	6,856
	Wintek Corp.	7,455,607	6,735
	Yang Ming
	Marine Transport	8,669,479	6,712
	Motech Industries Inc.	767,901	6,637
	Taiwan Glass
	Industrial Corp.	5,454,594	6,535
	Nan Ya Printed
	Circuit Board Corp.	1,195,670	6,258
	Yageo Corp.	17,736,520	6,105
	D-Link Corp.	3,802,366	5,997
	Mosel Vitelic Inc.	6,957,910	5,955
*	Wafer Works Corp.	1,250,000	5,917
*	RichTek Technology Corp.	593,000	5,663
*	Zinwell Corporation	1,640,000	5,603
	Cathay Construction Corp.	6,884,779	5,501

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Kinsus Interconnect
	Technology Corp.	1,857,600	5,449
	Advantech Co., Ltd.	2,082,810	5,352
	Vanguard International
	Semiconductor Corp.	6,627,265	5,281
	China Airlines	9,730,246	5,184
*	EVA Airways Corp.	9,270,879	5,113
*	Firich Enterprises Co., Ltd.	546,000	4,988
	Cheng Uei Precision
	Industry Co., Ltd.	2,184,304	4,946
	Siliconware Precision
	Industries Co. ADR	574,142	4,674
	Eternal Chemical Co., Ltd.	4,112,815	4,538
*	Via Technologies Inc.	7,217,379	4,530
	Taiwan Secom Corp., Ltd.	2,052,846	4,470
*	Pan-International
	Industrial Co., Ltd.	2,274,000	4,300
	Taiwan
	Navigation Co., Ltd.	1,810,000	4,208
	^Advanced Semiconductor
	Engineering Inc. ADR	788,390	4,068
	China Motor Co., Ltd.	4,419,588	3,868
	Asia Optical Co., Inc.	1,391,853	3,571
	Zyxel
	Communications Corp.	3,120,085	3,560
	Inventec Appliances Corp.	1,702,645	3,512
	Phoenix Precision
	Technology Corp.	4,671,900	3,393
	Compal
	Communications, Inc.	1,825,690	3,278
	Micro-Star
	International Co., Ltd.	2,981,972	2,603
*	Ritek Corp.	9,414,194	2,540
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	5,012,193	2,472
	Oriental Union
	Chemical Corp.	2,128,576	2,387
	Waterland
	Financial Holdings	5,763,100	2,089
	Gigabyte Technology
	Co., Ltd.	2,399,626	2,074
	Yieh Phui Enterprise	4,133,861	1,935
	Kinpo Electronics, Inc.	4,801,506	1,785
	Compeq
	Manufacturing Co., Ltd.	4,200,750	1,401
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—
			2,960,850
Thailand (1.5%)
	PTT Public Co. Ltd.
	(Foreign)	6,135,072	64,620
	PTT Exploration and
	Production Public
	Co. Ltd. (Foreign)	8,437,883	44,200
	Bangkok Bank
	Public Co., Ltd. (Foreign)	6,960,356	30,710

			Market
			Value•
		Shares	($000)
	Kasikornbank
	Public Co. Ltd. (Foreign)	10,579,837	29,341
	Siam Commercial
	Bank Public
	Co. Ltd. (Foreign)	7,290,437	20,490
	Advanced Info Service
	Public Co., Ltd. (Foreign)	6,576,687	19,185
	Siam Cement Public
	Co. Ltd. (Foreign)	2,434,885	16,571
	Banpu Public Co. Ltd.
	(Foreign)	1,027,075	14,293
*	Bangkok Bank
	Public Co., Ltd. (Local)	3,015,143	13,118
	IRPC Public Co.,
	Ltd. (Foreign)	70,890,460	12,960
	PTT Aromatics &
	Refining Public Co. Ltd.
	(Foreign)	8,861,009	10,339
	PTT Chemical Public Co.,
	Ltd. (Foreign)	2,687,755	9,082
*	Bank of Ayudhya
	PLC (Local)	10,927,058	8,378
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	21,776,037	7,484
	Thai Oil Public Co.,
	Ltd. (Foreign)	3,120,900	6,988
*	Thai Military Bank Public
	Co., Ltd. (Foreign)	154,221,144	6,599
	BEC World Public Co.
	Ltd. (Foreign)	6,753,830	5,907
*	Kasikornbank Public Co.,
	Ltd. (Local)	2,110,970	5,828
	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,356,656	5,822
	C.P. 7-Eleven Public
	Co. Ltd. (Foreign)	17,879,900	5,746
	Land and Houses
	Public Co. Ltd. (Foreign)	16,968,847	5,638
*	Siam Cement
	Public Co. Ltd. (Local)	844,138	5,539
	Central Pattana
	Public Co. Ltd. (Foreign)	5,054,000	4,581
	Ratchaburi Electricity
	Generating Holding
	Public Co., Ltd.	2,859,800	4,129
	Glow Energy Public
	Co. Ltd. (Foreign)	3,965,900	4,091
	Siam City Cement
	Public Co. Ltd. (Foreign)	514,386	3,732
*	Banpu Public Co.
	Ltd. (Local)	253,648	3,489
	Electricity Generating
	Public Co. Ltd. (Foreign)	1,103,548	3,369
	Thai Airways International
	Public Co. Ltd. (Foreign)	3,819,740	3,311

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Siam Makro Public Co.
	Ltd. (Foreign)	705,300	2,273
	Thanachart Capital
	Public Co. Ltd. (Foreign)	3,122,410	1,665
	Precious Shipping
	Public Co. Ltd. (Foreign)	2,001,060	1,534
*	True Corp. Public Co.
	Ltd. (Foreign)	9,924,665	1,526
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	2,216,300	1,398
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	2,460,200	1,357
*	PTT Public Co., Ltd. (Local)	109,055	1,149
*	Electricity Generating
	Public Co. Ltd. (Local)	339,900	1,019
*	PTT Exploration and
	Production Public
	Co. Ltd. (Local)	99,468	521
*	Advanced Info Service
	Public Co., Ltd. (Local)	89,832	263
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	73,776	207
*	IRPC Public Co., Ltd.
	(Local)	1,054,000	193
*	Siam City Cement
	Public Co. Ltd. (Local)	14,982	109
*	Glow Energy
	Public Co. Ltd. (Local)	96,100	99
*	PTT Aromatics & Refining
	Public Co. Ltd. (Local)	82,300	96
*	TMB Bank Public Co., Ltd.	2,233,000	96
*	PTT Chemical
	Public Co. Ltd. (Local)	26,466	89
*	True Corp.
	Public Co. Ltd. (Local)	376,440	58
*	Krung Thai Bank
	Public Co. Ltd. (Local)	129,190	42
*	Airports of Thailand
	Public Co. Ltd. (Local)	18,400	32
*	Thai Airways International
	Public Co. Ltd. (Local)	396	—
*	Thanachart Capital
	Public Co. Ltd. (Local)	297	—
			389,266
Turkey (1.3%)
*	Turkiye Garanti
	Bankasi A.S.	7,781,997	41,661
	Akbank T.A.S.	6,693,488	34,747
*	Turkcell Iletisim
	Hizmetleri A.S.	4,076,008	33,118
	Turkiye Is Bankasi
	A.S. C Shares	7,186,478	33,118
	Eregli Demir ve
	Celik Fabrikalari A.S.	3,143,394	27,492
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	929,296	24,902

			Market
			Value•
		Shares	($000)
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	1,687,981	15,279
*	Turkiye Halk Bankasi A.S.	2,342,033	13,417
	Haci Omer Sabanci
	Holding A.S.	3,395,164	12,646
	Migros Turk A.S.	729,977	11,694
	Turkiye Vakiflar
	Bankasi TAO	5,673,497	11,517
*	Yapi ve Kredi Bankasi A.S.	5,149,976	11,406
	Enka Insaat ve Sanayi A.S.	807,108	10,989
*	KOC Holding A.S.	2,667,220	9,173
	Ford Otomotiv Sanayi A.S.	542,008	5,061
	Aksigorta A.S.	951,807	4,757
*	Dogan Sirketler Grubu
	Holding A.S.	3,850,544	4,645
	Turk Sise ve Cam
	Fabrikalari A.S.	2,616,241	4,058
	Tofas Turk Otomobil
	Fabrikasi A.S.	995,652	3,768
*	Petkim Petrokimya
	Holding A.S.	653,660	3,573
	Arcelik A.S.	797,341	3,548
*	Dogan Yayin Holding A.S.	1,620,777	3,437
*	Asya Katilim Bankasi AS	488,083	3,378
*	Hurriyet Azteccilik ve
	Matbaacillik A.S.	1,516,282	2,679
	Aygaz A.S.	399,652	1,538
*	Trakya Cam Sanayii A.S.	806,310	1,199
	Ulker Gida Sanayi ve
	Ticaret A.S.	498,113	1,153
	Akcansa Cimento A.S.	258,079	1,090
	Cimsa Cemento
	Sanayi ve Ticaret A.S.	222,187	1,074
	Adana Cimento
	Sanayii T.A.S.	228,864	925
*	Vestel Elektronik
	Sanayi ve Ticaret A.S.	523,856	919
*	Is Gayrimenkul Yatirim
	Ortakligi A.S.	979,867	890
			338,851
Total Common Stocks
(Cost $16,858,466)			25,887,495
Temporary Cash Investment (1.9%)
2	Vanguard Market
	Liquidity Fund,
	2.304%—Note E
(Cost $493,493) 493,493,147			493,493
Total Investments (101.7%)
(Cost $17,351,959)			26,380,988

Emerging Markets Stock Index Fund

Market
Value•
($000)
Other Assets and Liabilities (–1.7%)
Other Assets—Note B	255,358
Security Lending Collateral
Payable to Brokers—Note E	(493,493)
Other Liabilities	(208,558)
(446,693)
Net Assets (100%)	25,934,295

At April 30, 2008, net assets consisted of:[3]

Amount
($000)
Paid-in Capital	16,915,529
Undistributed Net Investment Income	147,225
Accumulated Net Realized Losses	(157,690)
Unrealized Appreciation
Investment Securities	9,029,029
Foreign Currencies	202
Net Assets	25,934,295

Investor Shares—Net Assets
Applicable to 421,336,645 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,505,449
Net Asset Value Per Share—
Investor Shares	$32.05

Admiral Shares—Net Assets
Applicable to 81,668,482 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,447,394
Net Asset Value Per Share—
Admiral Shares	$42.21

Amount
($000)
Signal Shares—Net Assets
Applicable to 12,388,241 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	503,228
Net Asset Value Per Share—
Signal Shares	$40.62

Institutional Shares—Net Assets
Applicable to 44,154,603 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,419,078
Net Asset Value Per Share—
Institutional Shares	$32.14

ETF Shares—Net Assets
Applicable to 69,480,038 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,059,146
Net Asset Value Per Share—
ETF Shares	$101.60

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of this security represented 0.4% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Dividends[1]	272,662
Interest[2]	460
Security Lending	4,018
Total Income	277,140
Expenses
The Vanguard Group—Note B
Investment Advisory Services	247
Management and Administrative—Investor Shares	12,448
Management and Administrative—Admiral Shares	1,257
Management and Administrative—Signal Shares	168
Management and Administrative—Institutional Shares	155
Management and Administrative—ETF Shares	1,905
Marketing and Distribution—Investor Shares	1,415
Marketing and Distribution—Admiral Shares	253
Marketing and Distribution—Signal Shares	29
Marketing and Distribution—Institutional Shares	134
Marketing and Distribution—ETF Shares	782
Custodian Fees	13,129
Shareholders’ Reports—Investor Shares	132
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	171
Trustees’ Fees and Expenses	12
Total Expenses	32,244
Net Investment Income	244,896
Realized Net Gain (Loss)
Investment Securities Sold	50,214
Foreign Currencies	(2,106)
Realized Net Gain (Loss)	48,108
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,192,167)
Foreign Currencies	(843)
Change in Unrealized Appreciation (Depreciation)	(3,193,010)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,900,006)

1 Dividends are net of foreign withholding taxes of $19,374,000.

2 Interest income from an affiliated company of the fund was $460,000.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	244,896	372,700
Realized Net Gain (Loss)	48,108	174,147
Change in Unrealized Appreciation (Depreciation)	(3,193,010)	8,817,938
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,900,006)	9,364,785
Distributions
Net Investment Income
Investor Shares	(229,890)	(130,073)
Admiral Shares	(66,570)	(30,176)
Signal Shares	(8,343)	—
Institutional Shares	(24,830)	(11,028)
ETF Shares	(111,978)	(34,662)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(441,611)	(205,939)
Capital Share Transactions—Note G
Investor Shares	1,188,776	1,679,248
Admiral Shares	421,672	699,959
Signal Shares	173,533	330,912
Institutional Shares	139,207	356,607
ETF Shares	1,566,333	2,727,702
Net Increase (Decrease) from Capital Share Transactions	3,489,521	5,794,428
Total Increase (Decrease)	147,904	14,953,274
Net Assets
Beginning of Period	25,786,391	10,833,117
End of Period[1]	25,934,295	25,786,391

1 Net Assets—End of Period includes undistributed net investment income of $147,225,000 and $344,566,000.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.78	$22.05	$16.91	$12.88	$11.04	$7.48
Investment Operations
Net Investment Income	.313[1]	.604[1]	.396	.307	.263	.170
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(4.456)	14.522	5.059	3.982	1.749	3.512
Total from Investment Operations	(4.143)	15.126	5.455	4.289	2.012	3.682
Distributions
Dividends from Net Investment Income	(.587)	(.396)	(.315)	(.259)	(.172)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.587)	(.396)	(.315)	(.259)	(.172)	(.122)
Net Asset Value, End of Period	$32.05	$36.78	$22.05	$16.91	$12.88	$11.04

Total Return[3]	–11.30%	69.59%	32.55%	33.66%	18.43%	49.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,505	$14,150	$7,202	$4,937	$2,556	$1,589
Ratio of Total Expenses to
Average Net Assets	0.33%*	0.37%	0.42%	0.45%	0.48%	0.53%
Ratio of Net Investment Income to
Average Net Assets	1.72%*	2.24%	2.20%	2.48%	2.44%	2.26%
Portfolio Turnover Rate[4]	15%*	9%	26%	15%	11%	16%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.00, $.00, and $.00.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.5% fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Admiral Shares
	Six Months	Year	June 23,
	Ended	Ended	2006[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.44[2]	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	(5.88)	19.121	3.808
Total from Investment Operations	(5.44)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.82)	(.534)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.82)	(.534)	—
Net Asset Value, End of Period	$42.21	$48.47	$29.03

Total Return[4]	–11.26%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,447	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.36%	2.32%*
Portfolio Turnover Rate[5]	15%*	9%	26%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01, $.01 and $.01.

4 Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Signal Shares

	Six Months	Jan. 19,
	Ended	2007[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$46.61	$30.38
Investment Operations
Net Investment Income	.43[2]	.58[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	(5.66)	15.65
Total from Investment Operations	(5.23)	16.23
Distributions
Dividends from Net Investment Income	(.76)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.76)	—
Net Asset Value, End of Period	$40.62	$46.61

Total Return[4]	–11.26%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$385
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%*
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.36%*
Portfolio Turnover Rate[5]	15%*	9%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.01 and $.00.

4 Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.90	$22.11	$16.95	$12.90	$11.05	$7.49
Investment Operations
Net Investment Income	.340[1]	.686[1]	.443	.344	.287	.183
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(4.468)	14.533	5.059	3.982	1.749	3.512
Total from Investment Operations	(4.128)	15.219	5.502	4.326	2.036	3.695
Distributions
Dividends from Net Investment Income	(.632)	(.429)	(.342)	(.276)	(.186)	(.135)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(.429)	(.342)	(.276)	(.186)	(.135)
Net Asset Value, End of Period	$32.14	$36.90	$22.11	$16.95	$12.90	$11.05

Total Return[3]	–11.23%	69.90%	32.78%	33.92%	18.64%	50.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,419	$1,463	$559	$468	$245	$137
Ratio of Total Expenses to
Average Net Assets	0.16%*	0.20%	0.25%	0.25%	0.33%	0.38%
Ratio of Net Investment Income to
Average Net Assets	1.89%*	2.41%	2.37%	2.64%	2.61%	2.41%
Portfolio Turnover Rate[4]	15%*	9%	26%	15%	11%	16%

1 Calculated based on average shares outstanding.

2 Includes increases from redemption fees of $.01, $.01, $.01, $.00, $.00, and $.00.

3 Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Emerging Markets Stock Index Fund

ETF Shares
	Six Months			March 4,
	Ended		Year Ended	2005[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$116.62	$69.91	$53.61	$50.55
Investment Operations
Net Investment Income	1.064[2]	2.130[2]	1.333	.87
Net Realized and Unrealized Gain (Loss) on Investments[3]	(14.115)	45.919	16.044	2.19
Total from Investment Operations	(13.051)	48.049	17.377	3.06
Distributions
Dividends from Net Investment Income	(1.969)	(1.339)	(1.077)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.969)	(1.339)	(1.077)	—
Net Asset Value, End of Period	$101.60	$116.62	$69.91	$53.61

Total Return	–11.25%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,059	$6,275	$1,582	$375
Ratio of Total Expenses to Average Net Assets	0.21%*	0.25%	0.30%	0.30%*
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.36%	2.32%	2.59%*
Portfolio Turnover Rate[4]	15%*	9%	26%	15%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.02, $.03, $.03, and $.00.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Emerging Markets Stock Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2008, the fund had contributed capital of $2,022,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2008, the fund realized net foreign currency losses of $2,106,000, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized losses for the six months ended April 30, 2008, include taxes paid on realized capital gains on Indian securities of $1,000, which are treated as decreases to taxable income; accordingly these amounts have been reclassified from accumulated net realized losses to undistributed net investment income.

Emerging Markets Stock Index Fund

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2008, the fund realized gains on the sale of passive foreign investment companies of $1,481,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through October 31, 2007, on passive foreign investment company holdings at April 30, 2008, was $39,421,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2008, the fund realized $19,714,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $182,474,000 to offset future net capital gains of $15,143,000 through October 31, 2012, and $167,331,000 through October 31, 2014.

At April 30, 2008, the cost of investment securities for tax purposes was $17,391,380,000. Net unrealized appreciation of investment securities for tax purposes was $8,989,608,000, consisting of unrealized gains of $9,651,964,000 on securities that had risen in value since their purchase and $662,356,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2008, the fund purchased $5,127,358,000 of investment securities and sold $1,794,781,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at April 30, 2008, was $462,621,000, for which the fund received cash collateral of $493,493,000.

F. On June 4, 2008, the fund declared a 2-for-1 split of its ETF shares, to shareholders of record on June 13, 2008.

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,303,108	71,770	3,408,393	122,527
Issued in Lieu of Cash Distributions	222,741	6,776	123,741	5,215
Redeemed[1]	(1,337,073)	(41,873)	(1,852,886)	(69,648)
Net Increase (Decrease)—Investor Shares	1,188,776	36,673	1,679,248	58,094
Admiral Shares
Issued	724,461	16,701	1,276,261	35,934
Issued in Lieu of Cash Distributions	58,820	1,359	26,534	849
Redeemed[1]	(361,609)	(8,895)	(602,836)	(15,634)
Net Increase (Decrease)—Admiral Shares	421,672	9,165	699,959	21,149
Signal Shares
Issued	207,882	4,998	340,696	8,511
Issued in Lieu of Cash Distributions	7,172	172	—	—
Redeemed[1]	(41,521)	(1,045)	(9,784)	(248)
Net Increase (Decrease)—Signal Shares	173,533	4,125	330,912	8,263
Institutional Shares
Issued	215,066	6,899	515,085	20,056
Issued in Lieu of Cash Distributions	16,639	505	9,287	391
Redeemed[1]	(92,498)	(2,891)	(167,765)	(6,075)
Net Increase (Decrease)—Institutional Shares	139,207	4,513	356,607	14,372
ETF Shares
Issued	1,613,453	16,175	2,751,033	31,381
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(47,120)	(500)	(23,331)	(200)
Net Increase (Decrease)—ETF Shares	1,566,333	15,675	2,727,702	31,181

1 Net of redemption fees of $6,187,000 and $7,194,000 (fund totals).

Total International Stock Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.24%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	9.0%	9.1%	8.8%
Consumer Staples	7.6	7.6	7.9
Energy	10.5	10.5	12.2
Financials	25.8	25.6	23.6
Health Care	5.3	5.3	6.6
Industrials	11.3	11.3	11.1
Information Technology	6.4	6.4	9.1
Materials	12.1	12.1	10.2
Telecommunication Services	6.7	6.8	5.8
Utilities	5.3	5.3	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.97	0.97
Beta	0.95	0.94

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	54.9%
Pacific Stock Index Fund Investor Shares	24.0%
Emerging Markets Stock Index Fund
Investor Shares	21.1%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
Europe
United Kingdom	17.2%	17.1%
France	8.7	8.5
Germany	7.3	7.1
Switzerland	5.5	5.4
Spain	3.5	3.4
Italy	3.1	3.1
Netherlands	2.4	2.2
Sweden	1.9	1.9
Finland	1.4	1.3
Belgium	1.0	1.0
Other European Markets	3.6	3.6
Subtotal	55.6%	54.6%
Pacific
Japan	15.9%	16.2%
Australia	5.1	5.2
Hong Kong	1.7	1.8
Other Pacific Markets	1.0	1.0
Subtotal	23.7%	24.2%
Emerging Markets
China	3.2%	3.1%
Brazil	3.2	3.3
South Korea	2.8	2.9
Taiwan	2.4	2.4
Russia	2.0	2.0
India	1.5	1.5
South Africa	1.4	1.4
Mexico	1.0	1.0
Other Emerging Markets	3.2	3.6
Subtotal	20.7%	21.2%

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 Total International Composite Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1997–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[3]	4/29/1996	1.34%	23.18%	7.04%

1 Six months ended April 30, 2008.

2 Consists of the MSCI Europe Index (55%), the MSCI Pacific Index (24%), and the MSCI Emerging Markets Index (21%) as of April 30, 2008.

3 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 89 for dividend and capital gains information.

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	416,258,765	15,813,670
Vanguard Pacific Stock Index Fund Investor Shares	552,838,276	6,927,064
Vanguard Emerging Markets Stock Index Fund Investor Shares	189,587,061	6,076,265

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.304%	2,862,016	2,862
Total Investment Companies
(Cost $20,989,513)		28,819,861
Other Assets and Liabilities (0.0%)
Other Assets		41,703
Liabilities		(47,007)
		(5,304)
Net Assets (100%)
Applicable to 1,502,105,715 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		28,814,557
Net Asset Value Per Share		$19.18

At April 30, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	21,048,840	$14.02
Undistributed Net Investment Income	7,490	—
Accumulated Net Realized Losses	(72,121)	(.05)
Unrealized Appreciation	7,830,348	5.21
Net Assets	28,814,557	$19.18

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Income Distributions Received	728,623
Net Investment Income—Note B	728,623
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(21,969)
Realized Net Gain (Loss)	(21,969)
Change in Unrealized Appreciation (Depreciation)	(3,704,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,997,850)

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	728,623	452,034
Realized Net Gain (Loss)	(21,969)	67,347
Change in Unrealized Appreciation (Depreciation)	(3,704,504)	6,193,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,997,850)	6,712,411
Distributions
Net Investment Income	(730,098)	(446,154)
Realized Capital Gain	—	—
Total Distributions	(730,098)	(446,154)
Capital Share Transactions—Note E
Issued	4,260,447	8,204,059
Issued in Lieu of Cash Distributions	669,625	410,001
Redeemed[1]	(2,112,187)	(3,355,766)
Net Increase (Decrease) from Capital Share Transactions	2,817,885	5,258,294
Total Increase (Decrease)	(910,063)	11,524,551
Net Assets
Beginning of Period	29,724,620	18,200,069
End of Period[2]	28,814,557	29,724,620

1 The fund collected redemption fees of $856,000 and $907,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $7,490,000 and $8,965,000.

Total International Stock Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.89	$16.90	$13.49	$11.48	$9.84	$7.79
Investment Operations
Net Investment Income	.517	.412	.294	.255	.19	.157
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(2.705)	4.980	3.410	2.010	1.64	2.050
Total from Investment Operations	(2.188)	5.392	3.704	2.265	1.83	2.207
Distributions
Dividends from Net Investment Income	(.522)	(.402)	(.294)	(.255)	(.19)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.522)	(.402)	(.294)	(.255)	(.19)	(.157)
Net Asset Value, End of Period	$19.18	$21.89	$16.90	$13.49	$11.48	$9.84

Total Return[1]	–10.08%	32.47%	27.84%	19.91%	18.80%	28.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,815	$29,725	$18,200	$11,331	$7,317	$4,538
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.64%*	1.93%	1.71%	1.76%	1.54%	1.75%
Portfolio Turnover Rate	4%*	2%	2%	3%	3%	2%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.24% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR® Funds. The fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $48,186,000 to offset future net capital gains of $4,316,000 through October 31, 2009, and $43,870,000 through October 31, 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Total International Stock Index Fund

At April 30, 2008, the cost of investment securities for tax purposes was $20,989,513,000. Net unrealized appreciation of investment securities for tax purposes was $7,830,348,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2008, the fund purchased $3,339,201,000 of investment securities and sold $520,664,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2008	October 31, 2007
	Shares	Shares
	(000)	(000)
Issued	222,744	433,657
Issued in Lieu of Cash Distributions	33,717	23,151
Redeemed	(111,969)	(176,014)
Net Increase (Decrease) in Shares Outstanding	144,492	280,794

Developed Markets Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.20%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.1%	10.2%	8.8%
Consumer Staples	8.4	8.3	7.9
Energy	8.5	8.4	12.2
Financials	27.0	26.9	23.6
Health Care	6.2	6.2	6.6
Industrials	12.1	12.0	11.1
Information Technology	5.2	5.3	9.1
Materials	11.0	11.1	10.2
Telecommunication Services	5.6	5.7	5.8
Utilities	5.9	5.9	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.96	0.92
Beta	0.96	0.83

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	69.5%
Pacific Stock Index Fund Investor Shares	30.5%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	21.6%
Japan	20.1	20.6
France	10.9	10.8
Germany	9.2	9.1
Switzerland	6.9	6.9
Australia	6.5	6.6
Spain	4.4	4.4
Italy	3.9	3.9
Netherlands	2.9	2.8
Sweden	2.4	2.4
Hong Kong	2.1	2.2
Finland	1.7	1.7
Belgium	1.3	1.3
Norway	1.2	1.1
Singapore	1.1	1.2
Denmark	1.0	1.0
Other Developed Markets	2.5	2.4

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 8, 2000–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[2]	5/8/2000	–2.52%	21.40%	4.98%

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 97 for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	71,772,616	2,726,642
Vanguard Pacific Stock Index Fund Investor Shares	95,321,863	1,194,383

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.304%	441,956	442
Total Investment Companies (Cost $2,956,554)		3,921,467
Other Assets and Liabilities (0.0%)
Other Assets		3,276
Liabilities		(2,419)
		857
Net Assets (100%)
Applicable to 299,929,316 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,922,324
Net Asset Value Per Share		$13.08

At April 30, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	2,961,385	$9.88
Undistributed Net Investment Income	1,016	—
Accumulated Net Realized Losses	(4,990)	(.02)
Unrealized Appreciation	964,913	3.22
Net Assets	3,922,324	$13.08

•	See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Income Distributions Received	106,837
Net Investment Income—Note B	106,837
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(4,630)
Realized Net Gain (Loss)	(4,630)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(488,799)
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,592)

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,837	67,803
Realized Net Gain (Loss)	(4,630)	1,415
Change in Unrealized Appreciation (Depreciation)	(488,799)	681,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,592)	751,191
Distributions
Net Investment Income	(107,258)	(66,258)
Realized Capital Gain[1]	(1,386)	(1,108)
Total Distributions	(108,644)	(67,366)
Capital Share Transactions—Note E
Issued	707,648	1,375,081
Issued in Lieu of Cash Distributions	98,662	60,616
Redeemed[2]	(365,139)	(715,040)
Net Increase (Decrease) from Capital Share Transactions	441,171	720,657
Total Increase (Decrease)	(54,065)	1,404,482
Net Assets
Beginning of Period	3,976,389	2,571,907
End of Period[3]	3,922,324	3,976,389

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $1,386,000 and $1,108,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 The fund collected redemption fees of $148,000 and $202,000, which were reallocated proportionately to the funds in which it invests.

3 Net Assets—End of Period includes undistributed net investment income of $1,016,000 and $1,437,000.

Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.91	$12.15	$9.75	$8.43	$7.22	$5.80
Investment Operations
Net Investment Income	.377	.305	.219	.19	.143	.116
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(1.815)	2.759	2.400	1.32	1.210	1.420
Total from Investment Operations	(1.438)	3.064	2.619	1.51	1.353	1.536
Distributions
Dividends from Net Investment Income	(.387)	(.299)	(.219)	(.19)	(.143)	(.116)
Distributions from Realized Capital Gains	(.005)	(.005)	—	—	—	—
Total Distributions	(.392)	(.304)	(.219)	(.19)	(.143)	(.116)
Net Asset Value, End of Period	$13.08	$14.91	$12.15	$9.75	$8.43	$7.22

Total Return[1]	–9.73%	25.67%	27.27%	18.07%	18.94%	27.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,922	$3,976	$2,572	$1,623	$1,038	$597
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.88%*	2.05%	1.82%	1.77%	1.52%	1.48%
Portfolio Turnover Rate	6%*	7%	9%	10%	4%	7%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 The acquired fund fees and expenses were 0.20% (annualized).

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2008, the cost of investment securities for tax purposes was $2,956,554,000. Net unrealized appreciation of investment securities for tax purposes was $964,913,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the six months ended April 30, 2008, the fund purchased $550,904,000 of investment securities and sold $116,871,000 of investment securities, other than temporary cash investments.

Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2008	October 31, 2007
	Shares	Shares
	(000)	(000)
Issued	54,408	103,370
Issued in Lieu of Cash Distributions	7,287	4,803
Redeemed	(28,414)	(53,150)
Net Increase (Decrease) in Shares Outstanding	33,281	55,023

Institutional Developed Markets Index Fund

Fund Profile

As of April 30, 2008

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.09%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.1%	10.2%	8.8%
Consumer Staples	8.4	8.3	7.9
Energy	8.5	8.4	12.2
Financials	27.0	26.9	23.6
Health Care	6.2	6.2	6.6
Industrials	12.1	12.0	11.1
Information Technology	5.2	5.3	9.1
Materials	11.0	11.1	10.2
Telecommunication Services	5.6	5.7	5.8
Utilities	5.9	5.9	4.7

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.96	0.92
Beta	0.95	0.83

Allocation to Underlying Vanguard Funds

European Stock Index Fund
Institutional Shares	69.5%
Pacific Stock Index Fund
Institutional Shares	30.5%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	21.9%	21.6%
Japan	20.1	20.6
France	10.9	10.8
Germany	9.2	9.1
Switzerland	6.9	6.9
Australia	6.5	6.6
Spain	4.4	4.4
Italy	3.9	3.9
Netherlands	2.9	2.8
Sweden	2.4	2.4
Hong Kong	2.1	2.2
Finland	1.7	1.7
Belgium	1.3	1.3
Norway	1.2	1.1
Singapore	1.1	1.2
Denmark	1.0	1.0
Other Developed Markets	2.5	2.4

1 This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2 Reflects holdings of underlying funds.

3 MSCI EAFE Index.

4 MSCI All Country World Index ex USA.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 112.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 1, 2000–April 30, 2008

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets Index Fund[2]	6/1/2000	–2.44%	21.59%	5.05%

1 Six months ended April 30, 2008.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table on page 105 for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
Vanguard European Stock Index Fund Institutional Shares	86,555,829	3,292,584
Vanguard Pacific Stock Index Fund Institutional Shares	114,945,079	1,442,561
Total Investment Companies (Cost $3,833,963)		4,735,145
Other Assets and Liabilities (0.0%)
Other Assets		9,941
Liabilities		(10,019)
		(78)
Net Assets (100%)
Applicable to 364,994,286 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,735,067
Net Asset Value Per Share		$12.97

At April 30, 2008, net assets consisted of:[1]

	Amount	Per
	($000)	Share
Paid-in Capital	3,853,383	$10.56
Undistributed Net Investment Income	1,391	—
Accumulated Net Realized Losses	(20,889)	(.06)
Unrealized Appreciation	901,182	2.47
Net Assets	4,735,067	$12.97

•	See Note A in Notes to Financial Statements.

1 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Institutional Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2008
($000)
Investment Income
Income
Income Distributions Received	137,806
Net Investment Income—Note B	137,806
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(10,650)
Realized Net Gain (Loss)	(10,650)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(618,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	(491,167)

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,806	98,306
Realized Net Gain (Loss)	(10,650)	224,995
Change in Unrealized Appreciation (Depreciation)	(618,323)	690,223
Net Increase (Decrease) in Net Assets Resulting from Operations	(491,167)	1,013,524
Distributions
Net Investment Income	(138,374)	(97,353)
Realized Capital Gain	—	—
Total Distributions	(138,374)	(97,353)
Capital Share Transactions—Note E
Issued	797,256	1,605,380
Issued in Lieu of Cash Distributions	118,333	79,390
Redeemed[1]	(662,413)	(1,096,395)
Net Increase (Decrease) from Capital Share Transactions	253,176	588,375
Total Increase (Decrease)	(376,365)	1,504,546
Net Assets
Beginning of Period	5,111,432	3,606,886
End of Period[2]	4,735,067	5,111,432

1 The fund collected redemption fees of $0 and $14,000, which were reallocated proportionately to the funds in which it invests.

2 Net Assets—End of Period includes undistributed net investment income of $1,391,000 and $1,959,000.

Institutional Developed Markets Index Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.79	$12.05	$9.67	$8.35	$7.16	$5.76
Investment Operations
Net Investment Income	.390	.323	.229	.20	.158	.126
Capital Gain Distributions Received	—	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	(1.814)	2.733	2.380	1.32	1.190	1.400
Total from Investment Operations	(1.424)	3.056	2.609	1.52	1.348	1.526
Distributions
Dividends from Net Investment Income	(.396)	(.316)	(.229)	(.20)	(.158)	(.126)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.396)	(.316)	(.229)	(.20)	(.158)	(.126)
Net Asset Value, End of Period	$12.97	$14.79	$12.05	$9.67	$8.35	$7.16

Total Return[1]	–9.72%	25.84%	27.41%	18.37%	19.05%	27.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,735	$5,111	$3,607	$1,748	$911	$567
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.02%*	2.25%	1.72%	1.86%	1.81%	1.80%
Portfolio Turnover Rate	21%*	11%[3]	14%	6%	19%	11%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2 The acquired fund fees and expenses were 0.09% (annualized).

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) and for the period ended April 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2008, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2007, the fund had available realized losses of $8,167,000 to offset future net capital gains through October 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2008, the cost of investment securities for tax purposes was $3,833,963,000. Net unrealized appreciation of investment securities for tax purposes was $901,182,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Institutional Developed Markets Index Fund

D. During the six months ended April 30, 2008, the fund purchased $751,785,000 of investment securities and sold $498,689,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2008	October 31, 2007
	Shares	Shares
	(000)	(000)
Issued	61,631	121,169
Issued in Lieu of Cash Distributions	8,811	6,351
Redeemed	(51,007)	(81,220)
Net Increase (Decrease) in Shares Outstanding	19,435	46,300

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The tables on pages 109–110 illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2007	4/30/2008	Period[1]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$901.76	$0.95
Admiral Shares	1,000.00	902.14	0.52
Signal Shares	1,000.00	902.04	0.52
Institutional Shares	1,000.00	902.28	0.43
ETF Shares	1,000.00	902.08	0.52
Pacific
Investor Shares	$1,000.00	$904.12	$0.95
Admiral Shares	1,000.00	904.95	0.52
Signal Shares	1,000.00	904.92	0.52
Institutional Shares	1,000.00	904.66	0.43
ETF Shares	1,000.00	904.95	0.52
Emerging Markets
Investor Shares[2]	$1,000.00	$886.96	$1.55
Admiral Shares[2]	1,000.00	887.35	0.99
Signal Shares[2]	1,000.00	887.39	0.99
Institutional Shares[2]	1,000.00	887.71	0.75
ETF Shares	1,000.00	887.47	0.99
Total International	$1,000.00	$899.23	$1.13
Developed Markets	$1,000.00	$902.66	$0.95
Institutional Developed Markets	$1,000.00	$902.80	$0.43

1 The calculations are based on expenses incurred in the most recent six-month period, except for the three “funds of funds,” for which calculations are based on expenses incurred in the most recent fiscal period of each underlying fund. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Emerging Markets Stock Index Fund—0.33% for Investor Shares, 0.21% for Admiral Shares, 0.21% for Signal Shares, 0.16% for Institutional Shares, and 0.21% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of April 30, 2008, were (in top-to-bottom order as listed above) 0.24%, 0.20%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended April 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	10/31/2007	4/30/2008	Period[1]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.32	0.55
Signal Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.32	0.55
Pacific
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.32	0.55
Signal Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.32	0.55
Emerging Markets
Investor Shares[2]	$1,000.00	$1,023.22	$1.66
Admiral Shares[2]	1,000.00	1,023.82	1.06
Signal Shares[2]	1,000.00	1,023.82	1.06
Institutional Shares[2]	1,000.00	1,024.07	0.81
ETF Shares	1,000.00	1,023.82	1.06
Total International	$1,000.00	$1,023.67	$1.21
Developed Markets	$1,000.00	$1,023.87	$1.01
Institutional Developed Markets	$1,000.00	$1,024.42	$0.45

1 The calculations are based on expenses incurred in the most recent six-month period, except for the three “funds of funds,” for which calculations are based on expenses incurred in the most recent fiscal period of each underlying fund. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Pacific Stock Index Fund—0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.09% for Institutional Shares, and 0.11% for ETF Shares; Emerging Markets Stock Index Fund—0.33% for Investor Shares, 0.21% for Admiral Shares, 0.21% for Signal Shares, 0.16% for Institutional Shares, and 0.21% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of April 30, 2008, were (in top-to-bottom order as listed above) 0.24%, 0.20%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

2 Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard International Stock Index Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the European, Pacific, and Emerging Markets Stock Index Funds. The Total International Stock Index Fund, Developed Markets Index Fund, and Institutional Developed Markets Index Fund do not employ an investment advisor but benefit from the investment advisory services provided to the underlying funds in which they invest. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Vanguard adheres to a sound, disciplined investment management process; the portfolio management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that the advisory expenses and the overall expense ratios for the European, Pacific, and Emerging Markets Stock Index Funds were far below the average advisory fees and expense ratios charged by funds in their respective peer groups. As previously noted, the other funds do not incur advisory expenses directly. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the International Stock Index Funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Vanguard ETF, Signal, STAR,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
The funds or securities referred to herein are not	the 12 months ended June 30. To get the report, visit
sponsored, endorsed, or promoted by MSCI, and	either www.vanguard.com or www.sec.gov.
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information	You can review and copy information about your fund
contains a more detailed description of the limited	at the SEC’s Public Reference Room in Washington, D.C.
relationship MSCI has with The Vanguard Group and	To find out more about this public service, call the SEC
any related funds.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062008

Vanguard® FTSE Social Index Fund Semiannual Report

February 29, 2008

>	During the fiscal half-year ended February 29, Vanguard FTSE Social Index Fund returned –13.4%.

>	The fund’s performance matched that of its target benchmark, but lagged behind the average return for large-capitalization growth funds.

>	Heavy weightings in the financials, information technology, and consumer discretionary sectors hindered the fund’s performance for the period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	20
Glossary	22

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 29, 2008
	Ticker	Total
	Symbol	Returns
Vanguard FTSE Social Index Fund
Investor Shares	VFTSX	–13.4%
Institutional Shares[1]	VFTNX	–13.4
FTSE4Good US Select Index		–13.4
Average Large-Cap Growth Fund[2]		–6.0

Your Fund’s Performance at a Glance
August 31, 2007–February 29, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE Social Index Fund
Investor Shares	$9.30	$7.93	$0.140	$0.000
Institutional Shares	9.32	7.94	0.152	0.000

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard FTSE Social Index Fund returned a disappointing –13.4% for the six-month period ending February 29, 2008. The fund’s performance matched that of its target benchmark, but trailed the broad U.S. stock market’s return, as well as the average return for large-cap growth funds.

U.S. and foreign stocks tumbled amid recession, subprime concerns

The broad U.S. stock market returned –8.5% for the six months ended February 29, buffeted by tightening global credit markets (a reaction to the subprime mortgage crisis that began taking hold in midsummer), a weakening U.S. dollar, and fears of a U.S. recession.

Over the six-month period, large-cap stocks fared better than small-caps, growth stocks outpaced their value-oriented counterparts, and international stocks again outperformed U.S. stocks. But these performances should be viewed in relative terms: Each stock group posted a negative return.

Mortgage-market fallout roiled both taxable and tax-exempt bonds

As trouble spread from subprime mortgage-backed securities to other instruments, the credit markets grew treacherous. Investors flocked to higher-quality government and corporate bonds, driving U.S. Treasury bond prices higher.

2

The broad taxable bond market outpaced stocks, posting a total return of 5.7% for the fiscal half-year as lower interest rates depressed yields and pushed up prices. By contrast, tax-exempt municipal bonds returned –0.6%, as fixed income investors pulled back from all but the highest-quality, most liquid securities—preferably Treasuries. This, combined with concerns about the financial strength of the insurers backing the highest-quality municipal bonds, pushed municipal yields above those of Treasuries, a historically unusual relationship.

The Federal Reserve Board responded to the credit-market turmoil and deteriorating economic outlook with aggressive reductions in its target for the federal funds rate. The Fed began a series of five rate cuts early in the fiscal half-year, ending with two cuts in January. The target rate stood at 3.0% at the end of the period, the lowest level since June 2005, and investors anticipated more rate cuts.

Heavy weightings in financials, technology hindered performance

Vanguard FTSE Social Index Fund’s disappointing six-month return of –13.4% was on track with that of its target benchmark. However, the fund underperformed its peers and the broad U.S. stock market.

The fund’s mandate causes it to concentrate its holdings in the financials, information technology, and consumer discretionary sectors—which contain more of the stocks

Market Barometer
			Total Returns
	Periods Ended February 29, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–8.4%	–3.8%	12.2%
Russell 2000 Index (Small-caps)	–12.9	–12.4	15.1
Dow Jones Wilshire 5000 Index (Entire market)	–8.5	–4.1	12.9
MSCI All Country World Index ex USA (International)	–1.5	7.8	24.1

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.7%	7.3%	4.5%
Lehman Municipal Bond Index	–0.6	–1.2	3.4
Citigroup 3-Month Treasury Bill Index	1.9	4.4	3.0

CPI
Consumer Price Index	1.8%	4.0%	2.9%

1 Annualized.

3

that meet the social and environmental criteria established by FTSE, the index provider. Over the most recent half-year period, these sectors performed poorly and were the fund’s biggest detractors.

The past six months have been an especially rough period for financial stocks. The fund’s heavy allocation of more than 30% in the financials sector—it focuses on commercial banks and mortgage companies in particular—played a big part in its disappointing performance. Large holdings in information technology companies, such as Google, Intel, and Apple, also hurt performance.

The market’s only bright spots were the energy and materials sectors. Because of the fund’s social and environmental screening process, these sectors are underweighted in the index and did little to help the fund’s performance.

Maintain a long-term focus and a well-balanced portfolio

Although Vanguard FTSE Social Index Fund had a rough six-month period, it’s important to remember that, in the context of a long-term investment program, six-month results are mostly noise. For this reason, we continue to urge shareholders to look past short-term performance—good and bad. Instead, we recommend

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Institutional	Large-Cap
	Shares	Shares	Growth Fund
FTSE Social Index Fund	0.24%	0.11%	1.36%

1 Fund expense ratios reflect the six months ended February 29, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

that shareholders focus on investing for the long run and maintaining a well-diversified portfolio.

Remaining focused on your long-term goals and investing in a portfolio that’s diversified among stocks, bonds, and short-term reserves can help provide peace of mind during the market’s many ups and downs. Vanguard FTSE Social Index Fund can help shareholders meet their financial goals as part of a well-balanced portfolio.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for our clients.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president, effective March 1, and designated him as my successor as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 13, 2008

5

Fund Profile

As of February 29, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	396	395	4,818
Median Market Cap	$22.1B	$22.1B	$33.9B
Price/Earnings Ratio	17.7x	17.7x	16.8x
Price/Book Ratio	2.2x	2.2x	2.4x
Yield[3]		1.9%	2.0%
Investor Shares	1.6%
Institutional Shares	1.8%
Return on Equity	18.6%	18.6%	19.6%
Earnings Growth Rate	20.0%	20.0%	20.5%
Foreign Holdings	1.2%	1.2%	0.0%
Turnover Rate	38.0%[4]	—	—
Expense Ratio		—	—
Investor Shares	0.24%[4]
Institutional Shares	0.11%[4]
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.4%	13.1%	9.4%
Consumer Staples	5.6	5.6	9.3
Energy	4.5	4.5	13.0
Financials	32.0	32.2	18.1
Health Care	16.5	16.5	12.2
Industrials	3.7	3.7	11.9
Information Technology	20.7	20.8	15.3
Materials	0.7	0.7	4.1
Telecommunication Services	1.4	1.4	2.9
Utilities	1.5	1.5	3.8

Volatility Measures[5]
	Fund Versus	Fund Versus
	Spliced Index[6]	Broad Index[2]
R-Squared	1.00	0.91
Beta	1.00	1.02

Ten Largest Holdings[7] (% of total net assets)

Bank of America Corp.	diversified financial services	3.8%
JPMorgan Chase & Co.	diversified financial services	2.9
Intel Corp.	semiconductors	2.5
Google Inc.	internet software and services	2.3
Apple Inc.	computer hardware	2.3
QUALCOMM Inc.	communications equipment	1.5
McDonald’s Corp.	restaurants	1.4
The Walt Disney Co.	movies and entertainment	1.4
Wachovia Corp.	diversified banks	1.3
UnitedHealth Group Inc.	managed health care	1.3
Top Ten		20.7%

Investment Focus

1 FTSE4Good US Select Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 22 and 23.

4 Annualized.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 22 and 23.

6 Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.

7 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2000–February 29, 2008

Average Annual Total Returns: Periods Ended December 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Investor Shares[3]	5/31/2000	–2.31%	10.19%	–0.50%
Institutional Shares	1/14/2003	–2.17	8.95[4]	—

1 Six months ended February 29, 2008.

2 Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 16 and 17 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of February 29, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (13.4%)
	McDonald’s Corp.	143,318	7,755
	The Walt Disney Co.	232,957	7,550
	Target Corp.	101,571	5,344
	Lowe’s Cos., Inc.	177,441	4,253
*	DIRECTV Group, Inc.	106,871	2,677
*	Amazon.com, Inc.	37,095	2,392
	Carnival Corp.	56,010	2,204
	Best Buy Co., Inc.	50,078	2,154
	Staples, Inc.	85,937	1,912
	Clear Channel
	Communications, Inc.	59,499	1,904
*	Liberty Media Corp.–
	Capital Series A	14,793	1,718
	TJX Cos., Inc.	53,277	1,705
*	Kohl’s Corp.	38,030	1,690
	The Gap, Inc.	71,741	1,447
*	Coach, Inc.	44,330	1,344
	Macy’s Inc.	51,966	1,283
*	Apollo Group, Inc. Class A	20,054	1,231
	Garmin Ltd.	19,400	1,139
	Nordstrom, Inc.	29,257	1,083
	Harley-Davidson, Inc.	28,945	1,076
*	Liberty Media Corp.–
	Interactive Series A	72,220	1,037
*	Bed Bath & Beyond, Inc.	31,793	901
	Gannett Co., Inc.	27,922	842
*	Liberty Global, Inc. Class A	22,141	833
	Genuine Parts Co.	20,113	830
*	GameStop Corp. Class A	18,995	805
*	Liberty Global, Inc. Series C	22,936	804
*	Cablevision Systems
	NY Group Class A	27,457	736
*	Discovery Holding Co.
	Class A	32,121	725
	H & R Block, Inc.	38,601	720
	Royal Caribbean Cruises, Ltd.	20,091	703
*	Expedia, Inc.	30,472	699

			Market
			Value•
		Shares	($000)
*	AutoZone Inc.	5,876	676
	Limited Brands, Inc.	43,490	663
*	IAC/InterActiveCorp	31,602	629
	Tiffany & Co.	16,198	610
	Virgin Media Inc.	39,486	592
*^	Mohawk Industries, Inc.	8,110	579
	D. R. Horton, Inc.	37,694	529
*^	Sirius Satellite Radio, Inc.	178,215	506
	Wyndham Worldwide Corp.	21,382	474
	E.W. Scripps Co. Class A	11,280	471
	Ross Stores, Inc.	16,415	457
*	XM Satellite Radio
	Holdings, Inc.	37,743	445
*	Urban Outfitters, Inc.	14,721	424
	Pulte Homes, Inc.	30,598	414
	American Eagle
	Outfitters, Inc.	19,294	412
*	Office Depot, Inc.	32,957	375
	Lamar Advertising Co.
	Class A	9,791	373
	PetSmart, Inc.	16,273	350
*	NVR, Inc.	644	348
^	New York Times Co. Class A	17,313	323
*	Dollar Tree Stores, Inc.	11,374	305
	Williams-Sonoma, Inc.	12,969	303
*	Toll Brothers, Inc.	14,178	301
	Lennar Corp. Class A	15,540	289
	Gentex Corp.	17,371	280
	RadioShack Corp.	15,926	278
	KB Home	10,738	257
	Foot Locker, Inc.	18,677	230
	Weight Watchers
	International, Inc.	4,638	218
*	Chico’s FAS, Inc.	21,128	197
*	Getty Images, Inc.	5,294	170
*	Career Education Corp.	11,417	170
*	Sally Beauty Co. Inc.	11,900	91
	Circuit City Stores, Inc.	20,284	90
	Idearc Inc.	18,117	87

8

			Market
			Value•
		Shares	($000)
^	The McClatchy Co. Class A	6,938	67
*	R.H. Donnelley Corp.	8,500	60
			74,539
Consumer Staples (5.6%)
	CVS/Caremark Corp.	177,646	7,173
	Walgreen Co.	119,691	4,370
	Costco Wholesale Corp.	52,554	3,254
	General Mills, Inc.	40,267	2,255
	Sysco Corp.	73,118	2,052
	Kellogg Co.	35,719	1,812
	Bunge Ltd.	14,485	1,606
	Safeway, Inc.	52,820	1,518
	Campbell Soup Co.	34,532	1,115
	Wm. Wrigley Jr. Co.	17,065	1,022
	The Hershey Co.	20,140	747
	The Pepsi Bottling Group, Inc.	20,047	682
	Whole Foods Market, Inc.	16,602	584
	The Estee Lauder Cos. Inc.
	Class A	13,634	581
	Hormel Foods Corp.	12,288	502
	McCormick & Co., Inc.	13,714	472
	Dean Foods Co.	15,704	338
	Alberto-Culver Co.	11,637	312
	PepsiAmericas, Inc.	12,059	305
	Del Monte Foods Co.	24,778	223
	Wm. Wrigley Jr. Co. Class B	2,416	146
			31,069
Energy (4.5%)
	Apache Corp.	39,325	4,511
	XTO Energy, Inc.	57,977	3,578
*	National Oilwell Varco Inc.	42,582	2,653
	Williams Cos., Inc.	71,342	2,570
	Peabody Energy Corp.	31,696	1,795
	Spectra Energy Corp.	75,100	1,736
	CONSOL Energy, Inc.	21,930	1,666
	Smith International, Inc.	23,868	1,504
*	Ultra Petroleum Corp.	18,208	1,429
*	Newfield Exploration Co.	15,621	865
*	Plains Exploration &
	Production Co.	13,462	727
	Pioneer Natural Resources Co.	14,614	655
	Rowan Cos., Inc.	13,241	534
	Patterson-UTI Energy, Inc.	18,596	441
	Teekay Shipping Corp.	6,589	283
*	Patriot Coal Corp.	3,259	175
			25,122
Financial Services (31.9%)
	Capital Markets (4.7%)
	Merrill Lynch & Co., Inc.	103,105	5,110
	State Street Corp.	46,761	3,673
	Lehman Brothers
	Holdings, Inc.	63,700	3,248
	Charles Schwab Corp.	138,104	2,708
	Franklin Resources Corp.	22,108	2,086

			Market
			Value•
		Shares	($000)
	Northern Trust Corp.	26,354	1,782
	T. Rowe Price Group Inc.	31,582	1,596
	Ameriprise Financial, Inc.	28,175	1,427
	Bear Stearns Co., Inc.	13,889	1,109
	Legg Mason Inc.	15,877	1,049
*	TD Ameritrade Holding Corp.	35,978	658
	Janus Capital Group Inc.	20,787	503
	SEI Investments Co.	17,588	440
^	Allied Capital Corp.	18,467	417
*	E*TRADE Financial Corp.	51,147	218

	Commercial Banks (5.7%)
	Wachovia Corp.	238,420	7,300
	U.S. Bancorp	209,115	6,696
	PNC Financial Services Group	40,990	2,518
	SunTrust Banks, Inc.	41,859	2,433
	BB&T Corp.	66,402	2,067
	Regions Financial Corp.	84,472	1,791
	M & T Bank Corp.	13,323	1,094
	KeyCorp	47,032	1,037
	Commerce Bancorp, Inc.	22,845	863
	Marshall & Ilsley Corp.	32,007	743
	Comerica, Inc.	18,106	656
	Zions Bancorp	12,776	610
	Huntington Bancshares Inc.	44,336	542
	Synovus Financial Corp.	40,511	467
	Associated Banc-Corp.	15,158	378
	Popular, Inc.	33,515	370
	Commerce Bancshares, Inc.	8,585	358
	City National Corp.	5,838	299
	TCF Financial Corp.	15,199	283
	Valley National Bancorp	14,520	271
	First Horizon National Corp.	15,238	247
	Fulton Financial Corp.	20,776	242
	Colonial BancGroup, Inc.	18,399	222

	Consumer Finance (1.5%)
	American Express Co.	140,329	5,936
	SLM Corp.	61,284	1,202
	Discover Financial Services	63,449	957
*^	AmeriCredit Corp.	13,736	198
	The First Marblehead Corp.	5,741	69
	Student Loan Corp.	494	55

	Diversified Financial Services (8.4%)
	Bank of America Corp.	534,715	21,250
	JPMorgan Chase & Co.	402,898	16,378
	CME Group, Inc.	6,383	3,276
	NYSE Euronext	31,631	2,077
	Moody’s Corp.	31,052	1,179
	Leucadia National Corp.	19,352	876
*	IntercontinentalExchange Inc.	6,230	812
	Nymex Holdings Inc.	5,567	550
	CIT Group Inc.	22,785	506

9

		Market
		Value•
	Shares	($000)
Insurance (6.7%)
MetLife, Inc.	88,954	5,182
AFLAC Inc.	58,859	3,673
The Allstate Corp.	68,459	3,268
The Hartford Financial
Services Group Inc.	38,034	2,659
The Chubb Corp.	45,980	2,340
ACE Ltd.	39,526	2,223
The Principal
Financial Group, Inc.	31,479	1,739
Lincoln National Corp.	32,451	1,659
Progressive Corp. of Ohio	83,684	1,534
Genworth Financial Inc.	53,011	1,229
Unum Group	43,298	992
Assurant, Inc.	14,206	889
XL Capital Ltd. Class A	21,795	786
Cincinnati Financial Corp.	19,905	740
Everest Re Group, Ltd.	7,544	731
Torchmark Corp.	11,049	666
Axis Capital Holdings Ltd.	18,049	665
W.R. Berkley Corp.	22,464	647
White Mountains
Insurance Group Inc.	1,265	624
* Markel Corp.	1,187	552
Safeco Corp.	11,331	524
PartnerRe Ltd.	6,698	515
RenaissanceRe Holdings Ltd.	8,494	466
Willis Group Holdings Ltd.	12,745	419
Old Republic
International Corp.	27,742	381
First American Corp.	10,917	380
MBIA, Inc.	26,927	349
Protective Life Corp.	8,314	321
Brown & Brown, Inc.	16,776	299
Transatlantic Holdings, Inc.	3,250	219
Unitrin, Inc.	5,772	205
Mercury General Corp.	3,321	151
Erie Indemnity Co. Class A	2,816	139
^Ambac Financial Group, Inc.	12,269	137
Wesco Financial Corp.	191	74

Real Estate (2.9%)
Simon Property Group, Inc.
REIT	26,751	2,242
Vornado Realty Trust REIT	18,107	1,513
Equity Residential REIT	33,187	1,267
Public Storage, Inc. REIT	15,230	1,239
General Growth Properties Inc. REIT	29,293	1,034
Kimco Realty Corp. REIT	30,285	1,023
Host Hotels & Resorts Inc.
REIT	62,867	1,018
Avalonbay Communities, Inc.
REIT	9,366	866
Plum Creek Timber Co. Inc.
REIT	20,602	838

			Market
			Value•
		Shares	($000)
	HCP, Inc. REIT	25,822	753
	AMB Property Corp. REIT	11,804	592
	Developers Diversified
	Realty Corp. REIT	14,959	577
	The Macerich Co. REIT	8,684	556
	Regency Centers Corp. REIT	8,207	487
	Hospitality Properties Trust REIT	11,263	409
	Duke Realty Corp. REIT	17,422	399
	Apartment Investment & Management Co. Class A REIT	11,474	395
	Weingarten Realty Investors REIT	10,228	328
	Liberty Property Trust REIT	11,000	327
	iStar Financial Inc. REIT	15,764	311

	Real Estate Management & Development (0.1%)
^	The St. Joe Co.	8,861	341
	Forest City Enterprise Class A	9,337	328

	Thrifts & Mortgage Finance (1.9%)
	Fannie Mae	116,342	3,217
	Freddie Mac	79,315	1,997
	Washington Mutual, Inc.	104,483	1,546
	Hudson City Bancorp, Inc.	63,842	1,013
	People’s United Financial Inc.	41,513	700
	New York Community
	Bancorp, Inc.	38,880	635
	Sovereign Bancorp, Inc.	57,520	634
	Countrywide Financial Corp.	69,142	436
	Astoria Financial Corp.	11,553	302
	^MGIC Investment Corp.	9,818	145
	The PMI Group Inc.	10,305	75
	Radian Group, Inc.	9,700	69
			177,821
Health Care (16.5%)
	UnitedHealth Group Inc.	155,075	7,208
	Eli Lilly & Co.	135,571	6,781
	Medtronic, Inc.	136,800	6,752
*	Amgen, Inc.	130,410	5,936
*	Gilead Sciences, Inc.	111,672	5,284
*	WellPoint Inc.	68,579	4,806
	Baxter International, Inc.	76,088	4,491
	Aetna Inc.	59,998	2,976
*	Medco Health Solutions, Inc.	64,122	2,841
*	Celgene Corp.	46,326	2,611
	Cardinal Health, Inc.	43,661	2,582
	Covidien Ltd.	59,226	2,534
	Stryker Corp.	36,838	2,399
*	Genzyme Corp.	31,640	2,244
*	Boston Scientific Corp.	176,643	2,224
	Allergan, Inc.	36,928	2,187
*	Zimmer Holdings, Inc.	28,722	2,162
*	Biogen Idec Inc.	35,138	2,051
*	Express Scripts Inc.	30,198	1,785

10

			Market
			Value•
		Shares	($000)
*	St. Jude Medical, Inc.	40,965	1,761
	Alcon, Inc.	10,774	1,559
*	Forest Laboratories, Inc.	38,109	1,516
	CIGNA Corp.	33,471	1,492
*	Humana Inc.	20,107	1,374
*	Intuitive Surgical, Inc.	4,581	1,291
*	Coventry Health Care Inc.	18,737	972
	AmerisourceBergen Corp.	21,536	898
	Quest Diagnostics, Inc.	17,469	833
*	Hospira, Inc.	18,719	797
	Applera Corp.–Applied Biosystems Group	21,933	739
*	Waters Corp.	11,891	709
*	Henry Schein, Inc.	10,701	640
*	DaVita, Inc.	12,579	624
*	Patterson Cos.	16,732	589
*	Health Net Inc.	13,372	588
*	Millennium Pharmaceuticals, Inc.	38,828	543
	Beckman Coulter, Inc.	7,510	507
*	Cephalon, Inc.	7,983	482
*	Millipore Corp.	6,558	458
*	Barr Pharmaceuticals Inc.	9,578	452
	Mylan Inc.	34,663	410
*	Community Health
	Systems, Inc.	11,459	356
*	Lincare Holdings, Inc.	10,120	329
	Universal Health Services
	Class B	6,142	328
*	Kinetic Concepts, Inc.	6,345	326
*	King Pharmaceuticals, Inc.	29,177	309
	Omnicare, Inc.	14,600	306
*	Tenet Healthcare Corp.	57,638	277
*	Sepracor Inc.	12,768	274
*	HLTH Corp.	22,090	262
	Health Management
	Associates Class A	28,881	155
			92,010
Industrials (3.7%)
	Deere & Co.	53,194	4,533
	Norfolk Southern Corp.	47,553	2,515
	PACCAR, Inc.	44,952	1,950
*	Jacobs Engineering Group Inc.	14,294	1,148
	Southwest Airlines Co.	88,060	1,080
	C.H. Robinson Worldwide Inc.	20,436	1,038
*	First Solar, Inc.	4,632	950
	Pitney Bowes, Inc.	26,159	936
*	Terex Corp.	12,359	834
	W.W. Grainger, Inc.	10,017	738
	Fastenal Co.	17,916	728
	Republic Services, Inc.
	Class A	22,604	690
	Equifax, Inc.	16,838	576
	Manpower Inc.	10,094	572
	Robert Half International, Inc.	19,331	521

			Market
			Value•
		Shares	($000)
*	ChoicePoint Inc.	9,025	437
*	Monster Worldwide Inc.	15,625	415
	Cintas Corp.	14,390	414
	J.B. Hunt Transport
	Services, Inc.	12,161	333
			20,408
Information Technology (20.7%)
	Communications Equipment (1.9%)
	QUALCOMM Inc.	198,214	8,398
*	Juniper Networks, Inc.	61,597	1,652
*	JDS Uniphase Corp.	26,287	346
*	Tellabs, Inc.	52,480	345

	Computers & Peripherals (4.0%)
*	Apple Inc.	104,230	13,031
*	Dell Inc.	272,601	5,411
	Seagate Technology	64,043	1,381
*	Network Appliance, Inc.	42,662	922
*	SanDisk Corp.	27,267	642
*	Teradata Corp.	21,837	551
*	QLogic Corp.	16,370	259

	Electronic Equipment & Instruments (1.1%)
	Tyco Electronics Ltd.	59,226	1,949
*	Agilent Technologies, Inc.	46,390	1,420
*	Flextronics International Ltd.	99,735	1,011
*	Avnet, Inc.	17,933	605
*	Arrow Electronics, Inc.	14,813	483
	Jabil Circuit, Inc.	24,796	320
*	Sanmina-SCI Corp.	63,964	106

	Internet Software & Services (3.8%)
*	Google Inc.	27,740	13,071
*	Yahoo! Inc.	120,930	3,359
*	eBay Inc.	123,279	3,250
*	VeriSign, Inc.	29,793	1,037
*	Akamai Technologies, Inc.	19,804	696

	IT Services (2.3%)
	Automatic Data
	Processing, Inc.	63,701	2,545
	MasterCard, Inc. Class A	10,101	1,919
	Western Union Co.	91,543	1,904
*	Cognizant Technology Solutions Corp.	34,598	1,045
*	Fiserv, Inc.	19,687	1,036
*	Computer Sciences Corp.	20,585	894
*	Iron Mountain, Inc.	23,762	715
*	Affiliated Computer
	Services, Inc. Class A	11,031	560
	Total System Services, Inc.	23,905	531
*	DST Systems, Inc.	7,375	518
*	Alliance Data Systems Corp.	7,032	356
	Broadridge Financial Solutions LLC	16,650	319

11

			Market
			Value•
		Shares	($000)
*	Convergys Corp.	15,685	226
*	Metavante Technologies	7,735	168
	MoneyGram
	International, Inc.	10,033	37

	Office Electronics (0.0%)
*	Zebra Technologies Corp.
	Class A	8,136	271

	Semiconductors & Semiconductor Equipment (5.4%)
	Intel Corp. 697,746		13,920
	Applied Materials, Inc.	166,783	3,197
*	MEMC Electronic Materials, Inc.	20,188	1,540
*	NVIDIA Corp.	65,810	1,408
*	Broadcom Corp.	56,066	1,060
	Analog Devices, Inc.	37,303	1,004
	KLA-Tencor Corp.	22,962	965
	Microchip Technology, Inc.	26,099	803
	Xilinx, Inc.	35,760	799
	Linear Technology Corp.	26,814	743
	Altera Corp.	40,286	689
*	Micron Technology, Inc.	90,496	681
*	Marvell Technology Group Ltd.	53,444	604
*	LAM Research Corp.	14,772	594
	National Semiconductor Corp.	31,932	526
*	Advanced Micro Devices, Inc.	72,466	522
*	LSI Corp.	85,945	433
*	Novellus Systems, Inc.	14,798	327
*	Teradyne, Inc.	22,027	264

	Software (2.2%)
*	Electronic Arts Inc.	37,376	1,768
*	Symantec Corp.	103,932	1,750
*	Intuit, Inc.	40,310	1,071
	CA, Inc.	46,343	1,060
*	BEA Systems, Inc.	46,704	891
*	Autodesk, Inc.	27,763	863
*	Amdocs Ltd.	25,197	781
*	BMC Software, Inc.	23,994	775
*	Citrix Systems, Inc.	21,876	720
*	McAfee Inc.	19,146	637
*	Check Point Software
	Technologies Ltd.	26,703	585
*	Synopsys, Inc.	17,363	403
*	Cadence Design
	Systems, Inc.	32,855	349
*	Compuware Corp.	35,455	282
	Fair Isaac, Inc.	6,979	162
			115,465

			Market
			Value•
		Shares	($000)
	Materials (0.7%)
^	Southern Peru Copper Corp.
	(U.S. Shares)	10,535	1,202
	Vulcan Materials Co.	12,879	903
	Sigma-Aldrich Corp.	15,712	864
	Sealed Air Corp.	19,450	471
*	Pactiv Corp.	15,592	395
	Louisiana-Pacific Corp.	12,512	136
			3,971
	Telecommunication Services (1.4%)
	Sprint Nextel Corp.	332,467	2,364
	Qwest Communications
	International Inc.	216,424	1,169
*	Crown Castle
	International Corp.	25,607	924
*	NII Holdings Inc.	20,654	821
	Embarq Corp.	18,326	769
	CenturyTel, Inc.	12,915	467
	Citizens Communications Co.	40,933	440
*^	Level 3 Communications, Inc.	185,788	414
	Telephone & Data Systems, Inc.–Special Common Shares	7,074	305
	Telephone & Data Systems, Inc.	6,273	294
			7,967
	Utilities (1.5%)
*	AES Corp.	79,286	1,426
*	NRG Energy, Inc.	28,749	1,186
*	Mirant Corp.	30,686	1,135
	Questar Corp.	20,392	1,127
	Allegheny Energy, Inc.	19,730	1,000
	Equitable Resources, Inc.	14,500	893
	Pepco Holdings, Inc.	23,180	586
	TECO Energy, Inc.	25,724	385
	Puget Energy, Inc.	13,974	373
			8,111
	Total Common Stocks
	(Cost $577,160)		556,483
	Temporary Cash Investment (0.6%)
1	Vanguard Market Liquidity Fund, 3.522%—Note E
	(Cost $3,222)	3,222,300	3,222
	Total Investments (100.5%)
	(Cost $580,382)		559,705
	Other Assets and Liabilities (–0.5%)
	Other Assets—Note B		2,455
	Liabilities—Note E		(5,225)
			(2,770)
	Net Assets (100%)		556,935

12

At February 29, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	570,393
Undistributed Net Investment Income	329
Accumulated Net Realized Gains	6,890
Unrealized Depreciation	(20,677)
Net Assets	556,935

Investor Shares—Net Assets
Applicable to 54,580,839 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	432,705
Net Asset Value Per Share—
Investor Shares	$7.93

Institutional Shares—Net Assets
Applicable to 15,652,263 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	124,230
Net Asset Value Per Share—
Institutional Shares	$7.94

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

13

Statement of Operations

Six Months Ended
February 29, 2008
($000)
Investment Income
Income
Dividends	5,317
Interest[1]	12
Security Lending	22
Total Income	5,351
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25
Management and Administrative
Investor Shares	468
Institutional Shares	39
Marketing and Distribution
Investor Shares	73
Institutional Shares	17
Custodian Fees	38
Shareholders’ Reports
Investor Shares	11
Institutional Shares	—
Total Expense	671
Net Investment Income	4,680
Realized Net Gain (Loss) on Investment Securities Sold	8,541
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(99,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,480)

1 Interest income from an affiliated company of the fund was $12,000.

14

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,680	9,095
Realized Net Gain (Loss)	8,541	12,259
Change in Unrealized Appreciation (Depreciation)	(99,701)	32,031
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,480)	53,385
Distributions
Net Investment Income
Investor Shares	(7,812)	(6,055)
Institutional Shares	(2,061)	(1,389)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(9,873)	(7,444)
Capital Share Transactions—Note F
Investor Shares	(31,012)	97,215
Institutional Shares	33,272	16,384
Net Increase (Decrease) from Capital Share Transactions	2,260	113,599
Total Increase (Decrease)	(94,093)	159,540
Net Assets
Beginning of Period	651,028	491,488
End of Period[1]	556,935	651,028

1 Net Assets—End of Period includes undistributed net investment income of $329,000 and $5,522,000.

15

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 29,	Year Ended August 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.30	$8.51	$8.03	$7.40	$6.87	$6.02
Investment Operations
Net Investment Income	.07	.13	.11	.13[1]	.08	.07
Net Realized and Unrealized Gain (Loss)
on Investments	(1.30)	.78	.47	.62	.52	.84
Total from Investment Operations	(1.23)	.91	.58	.75	.60	.91
Distributions
Dividends from Net Investment Income	(.14)	(.12)	(.10)	(.12)	(.07)	(.06)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.14)	(.12)	(.10)	(.12)	(.07)	(.06)
Net Asset Value, End of Period	$7.93	$9.30	$8.51	$8.03	$7.40	$6.87

Total Return[2]	–13.41%	10.70%	7.25%	10.16%	8.75%	15.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$433	$540	$405	$361	$274	$150
Ratio of Total Expenses to
Average Net Assets	0.24%*	0.24%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.47%*	1.48%	1.41%	1.74%[1]	1.17%	1.18%
Portfolio Turnover Rate	38%*	20%	51%[3]	12%	8%	14%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

16

Institutional Shares
	Six Months					Jan. 14,
	Ended					2003[1] to
For a Share Outstanding	February 29,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.32	$8.52	$8.04	$7.41	$6.88	$6.22
Investment Operations
Net Investment Income	.073	.152	.12	.138[2]	.084	.05
Net Realized and Unrealized Gain (Loss)
on Investments	(1.301)	.780	.47	.620	.522	.61
Total from Investment Operations	(1.228)	.932	.59	.758	.606	.66
Distributions
Dividends from Net Investment Income	(.152)	(.132)	(.11)	(.128)	(.076)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.152)	(.132)	(.11)	(.128)	(.076)	—
Net Asset Value, End of Period	$7.94	$9.32	$8.52	$8.04	$7.41	$6.88

Total Return	–13.37%	10.95%	7.37%	10.26%	8.83%	10.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$111	$87	$27	$13	$12
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.11%	0.12%	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	1.60%*	1.61%	1.54%	1.83%[2]	1.30%	1.32%*
Portfolio Turnover Rate	38%*	20%	51%[3]	12%	8%	14%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Includes activity related to a change in the fund’s target index.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Notes to Financial Statements

Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard World Funds. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–2007) and for the period ended February 29, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2008, the fund had contributed capital of $51,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

18

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2007, the fund had available realized losses of $1,431,000 to offset future net capital gains of $79,000 through August 31, 2012, $985,000 through August 31, 2013, and $367,000 through August 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2008, the cost of investment securities for tax purposes was $580,382,000. Net unrealized depreciation of investment securities for tax purposes was $20,677,000, consisting of unrealized gains of $52,216,000 on securities that had risen in value since their purchase and $72,893,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 29, 2008, the fund purchased $195,636,000 of investment securities and sold $199,149,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at February 29, 2008, was $2,951,000, for which the fund received cash collateral of $3,222,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 29, 2008		August 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	48,612	5,446	167,494	17,947
Issued in Lieu of Cash Distributions	7,393	821	5,638	610
Redeemed	(87,017)	(9,693)	(75,917)	(8,154)
Net Increase (Decrease)—Investor Shares	(31,012)	(3,426)	97,215	10,403
Institutional Shares
Issued	50,559	5,618	41,949	4,428
Issued in Lieu of Cash Distributions	1,715	190	1,389	150
Redeemed	(19,002)	(2,100)	(26,954)	(2,794)
Net Increase (Decrease)—Institutional Shares	33,272	3,708	16,384	1,784

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 29, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE Social Index Fund	8/31/2007	2/29/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$865.94	$1.11
Institutional Shares	1,000.00	866.30	0.51
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.67	$1.21
Institutional Shares	1,000.00	1,024.32	0.55

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

20

Note that the expenses shown in the table on page 20 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

21

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

22

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

23

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All other marks are the exclusive property of their
respective owners.
Direct Investor Account Services > 800-662-2739
All comparative mutual fund data are from Lipper Inc.
Institutional Investor Services > 800-523-1036	or Morningstar, Inc., unless otherwise noted.

Text Telephone for People
With Hearing Impairment > 800-952-3335	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
calling Vanguard at 800-662-2739. The guidelines are
This material may be used in conjunction	also available from the SEC’s website, www.sec.gov.
with the offering of shares of any Vanguard	In addition, you may obtain a free report on how your
fund only if preceded or accompanied by	fund voted the proxies for securities it owned during
the fund’s current prospectus.	the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” and “FTSE4Good™” are trademarks jointly	To find out more about this public service, call the SEC
owned by the London Stock Exchange plc and The	at 202-551-8090. Information about your fund is also
Financial Times Limited and are used by FTSE	available on the SEC’s website, and you can receive
International Limited under license. The FTSE4Good	copies of this information, for a fee, by sending a
US Select Index is calculated by FTSE International	request in either of two ways: via e-mail addressed to
Limited. FTSE International Limited does not sponsor,	publicinfo@sec.gov or via regular mail addressed to the
endorse, or promote the fund; is not in any way	Public Reference Section, Securities and Exchange
connected to it; and does not accept any liability in	Commission, Washington, DC 20549-0102.
relation to its issue, operation, and trading.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2132 042008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: June 13, 2008

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: June 13, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.